                                            OMB APPROVAL
                                            OMB Number: 3235-0570
                                            Expires: November 30, 2005
                                            Estimated average burden
                                            hours per response. . . . . . . 5.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number          811-07843
                                    --------------------------------------------

                      J.P. Morgan Mutual Fund Select Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      522 Fifth Avenue,  New York,                        NY 10036
 -------------------------------------------------------------------------------
 (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
 -------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    1-800-348-4782
                                                   -----------------------------
Date of fiscal year end:   October 31, 2003
                         -------------------------------------------------------

Date of reporting period:  November 1, 2002 through April 30, 2003
                         -------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

SEMI-ANNUAL REPORT APRIL 30, 2003 (UNAUDITED)

JPMORGAN FUNDS

INTERNATIONAL EQUITY FUNDS

FLEMING EUROPEAN FUND

FLEMING JAPAN FUND

FLEMING INTERNATIONAL GROWTH FUND

FLEMING INTERNATIONAL VALUE FUND

FLEMING INTERNATIONAL OPPORTUNITIES FUND

FLEMING EMERGING MARKETS EQUITY FUND

FLEMING ASIA EQUITY FUND

FLEMING INTERNATIONAL EQUITY FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

 President's Letter                                  1

 Fund Commentaries
    Fleming European Fund                            3

    Fleming Japan Fund                               6

    Fleming International Growth Fund                9

    Fleming International Value Fund                12

    Fleming International Opportunities Fund        15

    Fleming Emerging Markets Equity Fund            18

    Fleming Asia Equity Fund                        21

    Fleming International Equity Fund               24

 Portfolio of Investments                           27

 Financial Statements                               57

 Notes to Financial Statements                      69

 Financial Highlights                               90

 HIGHLIGHTS

 - "Baghdad bounce" revives international markets

 - International equity returns aided by weak dollar

 - Highly variable market performances

 - Earnings expansion key to equity price rises

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

     JPMORGAN INTERNATIONAL EQUITY FUNDS

PRESIDENT'S LETTER                                                  JUNE 2, 2003

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the JPMorgan Fleming International Equity Funds. Inside, you'll find information detailing the performance of the Funds for the six months ended April 30, 2003, along with a report from the Portfolio Managers.

SWIFT WAR DRIVES POSITIVE RETURNS

The past few months served as a reminder of the old investment maxim "buy when the shooting starts." After months of uncertainty, equity markets around the world started to rally in early March, once it became clear that war in Iraq was inevitable. In the weeks that followed, oil prices fell, reducing the threat that war in Iraq would have serious economic ramifications. Equities retraced much of their earlier losses to the relief of investors.

Even so, the performance of international markets was highly variable. Broadly speaking, Europe outperformed Asia, where geopolitical worries, the emergence of SARS and a weak Japanese economy all held back markets. The broad-based MSCI EAFE Index of international markets rose 1.8% in U.S. dollar terms for the six months, which compares with an appreciation of 4.5% for the S&P 500 Index. It should be noted that the MSCI EAFE return benefited from the sustained fall of the U.S. dollar during the period.

Economically, growth continued to be poor almost everywhere, with fears of deflation stalking Japan in particular, and Germany to a lesser extent. Perhaps the most positive sign was that corporate earnings did not disappoint, although there are no expectations of large rebounds in earnings.

VARIABLE PERFORMANCES

Within the international arena, different markets posted a considerable variety of returns. At one extreme, the MSCI EMF Latin America Index rose by 24.5%, while in Asia the MSCI Japan Index fell 7.3%. Brazil performed exceptionally well with high hopes for fiscal reform from the Lula government. Meanwhile, Japan suffered as economic growth remained flat and pension funds sold their blue-chip stocks for technical reasons.

OUTLOOK

Following the end of the war, the world's financial markets are more relaxed. There are, however, some issues that still need to be resolved before equities can resume an upward course. These include: lack of economic growth, deflation concerns, U.S. equity market valuations, excess capacity and a debt ridden U.S. consumer. The key to a strong and prolonged rise in prices is resumption in corporate earnings growth -- both in the United States and international markets.

The portfolio management team and all of us here at JPMorgan Fleming Asset Management thank you for your continued business and anticipate serving your investment needs for many years to come. Should you have any questions, please feel free to contact your financial advisor or the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely yours,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

     JPMORGAN FLEMING EUROPEAN FUND
     As of April 30, 2003

Q. HOW DID THE FUND PERFORM?

A. JPMorgan Fleming European Fund, which seeks capital appreciation from a portfolio of European stocks, returned 4.7% (Class A Shares, without sales charge) in the six months ended April 30, 2003. This compares with a rise of 4.2% for the MSCI Europe Index (in U.S. dollars).

Q. WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A. The Fund slightly outperformed its benchmark chiefly due to judicious and timely stock selection among oil, telecommunications, utilities and cyclical companies.

For most of the period, the Fund maintained an overweight exposure to oil producers, where the combination of cheap valuations and rising oil prices proved very attractive. Holdings in Norwegian producer Statoil ASA, Finnish supplier Fortum OYJ and Spanish company Repsol worked particularly well as all three benefited from low multiples, high dividend yields and earnings upgrades.

In telecommunications, overweight positions in many operators were established during the final quarter of 2002 as the sector began to report improved quarterly earnings. Holdings in Scandinavian operators TDC and TeliaSonera AB added to performance.

Midway through the review period, we increased exposure to the Utilities sector, where cheap valuations juxtaposed with strong earnings upgrades led us to identify opportunities. Holdings such as Scottish Power from the U.K., Endesa SA from Spain, and U.K. water company Severn Trent PLC all worked well.

During April we moved into cyclical companies, many of which are generating strong earnings growth yet remain on attractive valuations. We found opportunities in both growth and value cyclical companies, including consumer-related stocks like French women's clothing retailer Etam Developpement SA, and media companies such as Spanish telephone directory publisher Telefonica Publicidad e Informacion.

Q. HOW WAS THE FUND MANAGED?

A. The Fund seeks to invest in the best European growth and value stocks, focusing only on those stocks that we have identified as the most attractive. No company is owned simply to reduce risk against the benchmark. Instead, risk continues to be managed by holding a large number of stocks (50-100) and by ensuring that the fund always has positive tilts to both growth and value compared to the broad market.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Germany                  17.40%
United Kingdom           16.80%
France                   13.30%
Italy                    12.20%
The Netherlands           4.90%
Finland                   4.70%
Sweden                    4.50%
Portugal                  4.40%
Spain                     4.40%
Austria                   4.00%
Norway                    3.80%
Denmark                   2.80%
Greece                    2.10%
Belgium                   2.00%
Ireland                   2.00%
Croatia                   0.60%
Switzerland               0.10%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  FRANCE TELECOM (FRANCE) (4.3%)
2.  FORTUM OYJ (FINLAND) (4.0%)
3.  SCHWARZ PHARMA AG (GERMANY) (3.6%)
4.  BT GROUP PLC (UNITED KINGDOM) (3.4%)
5.  DEUTSCHE TELEKOM AG (GERMANY) (3.3%)
6.  FRESENIUS MEDICAL CARE AG (GERMANY) (2.9%)
7.  SEAT-PAGINE GIALLE SPA (ITALY) (2.7%)
8.  VINCI SA (FRANCE) (2.7%)
9.  TELEKOM AUSTRIA AG (AUSTRIA) (2.6%)
10. SAAB AB, CLASS B (SWEDEN) (2.5%)

TOP 10 EQUITY HOLDINGS COMPRISED 32.0% OFTHE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($18,148,345). AS OF APRIL 30, 2003, THE FUND HELD 82 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                                           SINCE
                                                                       INCEPTION
                                      1 YEAR     3 YEARS     5 YEARS   (11/2/95)
--------------------------------------------------------------------------------
    Class A Shares
      Without Sales Charge             (8.84%)     (9.96%)     (0.17%)      9.79%
      With Sales Charge*              (14.10%)    (11.72%)     (1.35%)      8.93%
--------------------------------------------------------------------------------
    Class B Shares
      Without CDSC                     (9.51%)    (10.63%)     (0.90%)      9.00%
      With CDSC**                     (14.01%)    (11.43%)     (1.25%)      9.00%
--------------------------------------------------------------------------------
    Class C Shares
      Without CDSC                     (9.57%)    (10.67%)     (0.93%)      8.98%
      With CDSC***                    (10.47%)    (10.67%)     (0.93%)      8.98%
--------------------------------------------------------------------------------
    Institutional Shares               (8.31%)     (9.65%)      0.04%       9.95%
--------------------------------------------------------------------------------
    Select Shares                      (8.74%)     (9.88%)     (0.12%)      9.83%
--------------------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

                                   (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (11/2/95 TO 4/30/03)

                   JPMORGAN FLEMING EUROPEAN FUND (CLASS A SHARES)       MSCI EUROPE INDEX      LIPPER EUROPEAN FUNDS INDEX
 11/2/95                                                 $   9,425              $   10,000                       $   10,000
                                                         $   9,444              $   10,000                       $   10,000
                                                         $   9,598              $   10,317                       $   10,210
                                                         $   9,664              $   10,384                       $   10,287
                                                         $  10,013              $   10,573                       $   10,633
                                                         $  10,333              $   10,700                       $   10,887
 4/30/96                                                 $  10,532              $   10,777                       $   11,097
                                                         $  10,701              $   10,860                       $   11,378
                                                         $  11,099              $   10,979                       $   11,483
                                                         $  10,720              $   10,842                       $   11,175
                                                         $  10,966              $   11,164                       $   11,540
                                                         $  11,223              $   11,399                       $   11,686
                                                         $  11,385              $   11,663                       $   11,930
                                                         $  11,936              $   12,254                       $   12,433
                                                         $  12,296              $   12,492                       $   12,711
                                                         $  12,451              $   12,526                       $   12,843
                                                         $  12,730              $   12,691                       $   13,036
                                                         $  12,988              $   13,101                       $   13,341
 4/30/97                                                 $  12,905              $   13,036                       $   13,172
                                                         $  13,060              $   13,592                       $   13,693
                                                         $  13,836              $   14,272                       $   14,338
                                                         $  14,363              $   14,941                       $   14,758
                                                         $  13,732              $   14,088                       $   14,035
                                                         $  14,788              $   15,455                       $   15,298
                                                         $  14,592              $   14,694                       $   14,659
                                                         $  14,541              $   14,921                       $   14,769
                                                         $  14,924              $   15,465                       $   15,113
                                                         $  15,760              $   16,108                       $   15,676
                                                         $  17,182              $   17,368                       $   16,968
                                                         $  18,580              $   18,605                       $   18,253
 4/30/98                                                 $  19,142              $   18,966                       $   18,672
                                                         $  19,643              $   19,351                       $   19,141
                                                         $  19,824              $   19,564                       $   19,197
                                                         $  20,603              $   19,951                       $   19,563
                                                         $  17,179              $   17,441                       $   16,738
                                                         $  16,461              $   16,743                       $   15,801
                                                         $  17,323              $   18,083                       $   16,906
                                                         $  18,257              $   19,045                       $   17,869
                                                         $  19,128              $   19,877                       $   18,702
                                                         $  20,145              $   19,750                       $   19,035
                                                         $  18,981              $   19,248                       $   18,479
                                                         $  18,945              $   19,458                       $   18,531
 4/30/99                                                 $  19,587              $   20,038                       $   19,061
                                                         $  18,569              $   19,076                       $   18,369
                                                         $  18,932              $   19,399                       $   18,835
                                                         $  19,271              $   19,579                       $   19,152
                                                         $  19,478              $   19,779                       $   19,307
                                                         $  19,515              $   19,626                       $   19,096
                                                         $  20,024              $   20,349                       $   19,744
                                                         $  22,727              $   20,898                       $   21,116
                                                         $  26,025              $   23,040                       $   23,844
                                                         $  25,715              $   21,400                       $   23,076
                                                         $  28,207              $   22,515                       $   26,256
                                                         $  27,615              $   23,057                       $   26,275
E4/30/00                                                 $  25,999              $   22,040                       $   24,851
                                                         $  25,050              $   21,860                       $   24,349
                                                         $  25,396              $   22,330                       $   24,926
                                                         $  24,865              $   21,972                       $   24,734
                                                         $  24,656              $   21,713                       $   24,828
                                                         $  23,423              $   20,697                       $   23,547
                                                         $  22,053              $   20,540                       $   22,831
                                                         $  20,869              $   19,745                       $   21,609
                                                         $  22,194              $   21,105                       $   23,232
                                                         $  22,125              $   21,116                       $   23,163
                                                         $  20,893              $   19,262                       $   21,210
                                                         $  18,906              $   17,825                       $   19,348
E4/30/01                                                 $  19,838              $   19,092                       $   20,629
                                                         $  19,413              $   18,160                       $   19,834
                                                         $  18,454              $   17,474                       $   19,027
                                                         $  18,139              $   17,518                       $   18,835
                                                         $  18,632              $   17,062                       $   18,351
                                                         $  17,181              $   15,359                       $   16,292
                                                         $  17,756              $   15,848                       $   16,862
                                                         $  19,386              $   16,483                       $   17,592
                                                         $  19,454              $   16,905                       $   17,967
                                                         $  18,838              $   16,021                       $   17,180
                                                         $  19,331              $   16,018                       $   17,192
                                                         $  20,249              $   16,886                       $   18,052
E4/30/02                                                 $  20,824              $   16,758                       $   18,003
                                                         $  21,399              $   16,706                       $   18,014
                                                         $  21,070              $   16,126                       $   17,531
                                                         $  19,713              $   14,331                       $   15,699
                                                         $  19,315              $   14,328                       $   15,594
                                                         $  17,918              $   12,443                       $   13,662
                                                         $  18,125              $   13,646                       $   14,708
                                                         $  19,481              $   14,316                       $   15,404
                                                         $  17,976              $   13,796                       $   14,835
                                                         $  17,576              $   13,144                       $   14,187
                                                         $  17,121              $   12,715                       $   13,645
                                                         $  17,288              $   12,526                       $   13,479
E4/30/03                                                 $  18,982              $   14,216                       $   15,173

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 11/2/95.

Returns for the Institutional and Select Shares prior to 9/10/01 (offering date of the Institutional and Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Institutional and Select Shares.

Returns for the Class B Shares prior to 11/3/95 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

Returns for the Class C Shares prior to 11/1/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Fleming European Fund, MSCI Europe Index, and Lipper European Funds Index from November 2, 1995 to April 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI Europe Index is a replica (or model) of the performance of the European markets. The Lipper European Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN FLEMING JAPAN FUND
     As of April 30, 2003

Q. HOW DID THE FUND PERFORM?

A. JPMorgan Fleming Japan Fund, which seeks to provide long-term capital appreciation from a portfolio of Japanese stocks, declined 6.3% (Class A Shares, without sales charge) in the six months ended April 30, 2003. This compares with a fall of 7.3% for the MSCI Japan Index (in U.S. dollars).

Q. WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A. While this was a period unsuited to its preference for investing in the highest quality blue-chip Japanese companies, the Fund succeeded in outperforming its MSCI Japan Index benchmark by switching a significant percentage of the portfolio into smaller companies. Consequently, it minimized capital losses during a period of market uncertainty.

The Fund was able to acquire a number of undervalued smaller companies that were trading on low valuations and generating strong earnings growth. As a result, they either rose in price or at least were resilient to the broader equity market's falls. Examples of these smaller companies include: Geo Co., LTD, a video rental chain (up 58% in Yen); Goodwill Group, Inc., Japan's largest supplier of temporary labor (up 6.3% in Yen); and Phoenix Electric Co., LTD, a supplier of lighting equipment (up 12% in Yen since listing in December).

There were considerable share-price losses among the high-quality blue-chip companies. The share prices of companies such as Canon, Inc. and Honda Motor Co., LTD, which make a substantial percentage of their sales in the United States and Europe, were depressed by data suggesting weak consumer demand in the buildup to the Iraq war. Those blue chips generally reported earnings for the period slightly ahead of investors' expectations.

Blue-chip stock prices were also harmed by a measure that encouraged pension fund managers to sell stocks and instead participate in a pooled government run pension scheme.

Q. HOW WAS THE FUND MANAGED?

A. While the portfolio management team remains convinced that Japan's high quality blue chip stocks may outperform over the long-term, much of the Fund was switched into smaller companies to suit the short-term mood of the market. The Fund's top holdings remain names such as Canon, Inc., NTT Docomo, Inc., Fuji Photo Film Co., LTD and Shin-Etsu Chemical Co., LTD. However, a fifth of the fund's holdings have a capitalization of less than $425 million.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Industrial Products & Services          34.70%
Consumer Goods & Services               34.00%
Technology                              26.00%
Telecommunications                       5.30%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  CANON, INC. (5.8%)
2.  NTT DOCOMO, INC. (4.0%)
3.  FUJI PHOTO FILM CO., LTD (3.7%)
4.  SHIN-ETSU CHEMICAL CO., LTD (3.4%)
5.  SMC CORP. (3.2%)
6.  FANUC LTD (2.9%)
7.  MABUCHI MOTOR CO., LTD (2.7%)
8.  TDK CORP. (2.5%)
9.  BRIDGESTONE CORP. (2.4%)
10. DAIKIN INDUSTRIES LTD (2.4%)

TOP 10 EQUITY HOLDINGS COMPRISED 33.0% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($460,877). AS OF APRIL 30, 2003, THE FUND HELD 57 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                                           SINCE
                                                                       INCEPTION
                                      1 YEAR     3 YEARS     5 YEARS    11/2/95)
--------------------------------------------------------------------------------
    Class A Shares
      Without Sales Charge            (26.55%)    (25.18%)    (12.19%)    (10.15%)
      With Sales Charge*              (30.72%)    (26.64%)    (13.24%)    (10.86%)
--------------------------------------------------------------------------------
    Class B Shares
      Without CDSC                    (27.29%)    (25.78%)    (12.79%)    (10.79%)
      With CDSC**                     (30.92%)    (26.53%)    (13.14%)    (10.79%)
--------------------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the period since inception.

                                   (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (11/2/95 TO 4/30/03)

                  JPMORGAN FLEMING JAPAN                             TOKYO STOCK EXCHANGE
                   FUND (CLASS A SHARES)     MSCI JAPAN INDEX   (TOPIX) 1ST SECTION INDEX    LIPPER JAPAN EQUITY FUNDS AVERAGE
 11/2/95                        $  9,425             $ 10,000                    $ 10,000                             $ 10,000
                                $  9,425             $ 10,000                    $ 10,000                             $ 10,000
                                $  9,679             $ 10,511                    $ 10,479                             $ 10,444
                                $  9,802             $ 10,373                    $ 10,338                             $ 10,459
                                $  9,604             $ 10,189                    $ 10,168                             $ 10,243
                                $ 10,038             $ 10,548                    $ 10,544                             $ 10,618
 4/30/96                        $ 10,518             $ 11,149                    $ 11,246                             $ 11,294
                                $ 10,057             $ 10,574                    $ 10,697                             $ 10,888
                                $ 10,179             $ 10,630                    $ 10,744                             $ 11,064
                                $  9,699             $ 10,154                    $ 10,216                             $ 10,576
                                $  9,190             $  9,700                    $  9,782                             $ 10,173
                                $  9,473             $ 10,036                    $ 10,086                             $ 10,372
                                $  8,879             $  9,363                    $  9,409                             $  9,784
                                $  8,973             $  9,541                    $  9,479                             $  9,873
                                $  8,605             $  8,882                    $  8,749                             $  9,426
                                $  8,470             $  7,916                    $  7,806                             $  8,916
                                $  8,768             $  8,101                    $  7,957                             $  9,068
                                $  8,633             $  7,834                    $  7,696                             $  8,906
 4/30/97                        $  8,951             $  8,119                    $  7,880                             $  9,257
                                $  9,779             $  9,015                    $  8,853                             $ 10,384
                                $ 10,260             $  9,688                    $  9,423                             $ 10,865
                                $ 10,789             $  9,393                    $  9,050                             $ 11,054
                                $  9,573             $  8,579                    $  8,239                             $  9,835
                                $  9,718             $  8,449                    $  8,006                             $  9,777
                                $  9,187             $  7,662                    $  7,392                             $  9,121
                                $  9,033             $  7,191                    $  6,831                             $  8,677
                                $  8,745             $  6,780                    $  6,293                             $  8,224
                                $  8,643             $  7,385                    $  6,961                             $  8,858
                                $  8,368             $  7,423                    $  7,016                             $  8,782
                                $  8,205             $  6,918                    $  6,572                             $  8,397
 4/30/98                        $  8,094             $  6,891                    $  6,481                             $  8,456
                                $  8,185             $  6,512                    $  6,172                             $  8,248
                                $  8,114             $  6,603                    $  6,209                             $  8,253
                                $  8,022             $  6,516                    $  6,122                             $  8,423
                                $  7,279             $  5,773                    $  5,489                             $  7,752
                                $  7,086             $  5,615                    $  5,390                             $  7,495
                                $  6,526             $  6,557                    $  6,248                             $  7,983
                                $  6,821             $  6,857                    $  6,541                             $  8,586
                                $  7,025             $  7,122                    $  6,777                             $  8,869
                                $  6,913             $  7,174                    $  6,807                             $  8,942
                                $  6,689             $  7,017                    $  6,641                             $  8,896
                                $  7,616             $  7,990                    $  7,562                             $ 10,153
 4/30/99                        $  7,921             $  8,323                    $  7,917                             $ 10,718
                                $  7,575             $  7,854                    $  7,527                             $ 10,384
                                $  8,206             $  8,598                    $  8,270                             $ 11,994
                                $  8,929             $  9,456                    $  9,108                             $ 13,284
                                $  9,132             $  9,389                    $  9,393                             $ 13,985
                                $  9,631             $  9,959                    $ 10,030                             $ 14,800
                                $ 10,018             $ 10,387                    $ 10,621                             $ 15,395
                                $ 10,537             $ 10,832                    $ 11,386                             $ 16,881
                                $ 11,260             $ 11,505                    $ 11,928                             $ 18,235
                                $ 10,476             $ 11,007                    $ 11,311                             $ 17,336
                                $ 10,394             $ 10,722                    $ 11,094                             $ 17,641
                                $ 10,934             $ 11,606                    $ 11,830                             $ 18,592
E4/30/00                        $ 10,089             $ 10,733                    $ 10,852                             $ 16,866
                                $  9,193             $ 10,187                    $ 10,060                             $ 15,601
                                $  9,682             $ 10,887                    $ 10,704                             $ 16,625
                                $  8,460             $  9,633                    $  9,436                             $ 14,568
                                $  9,152             $ 10,256                    $ 10,086                             $ 15,747
                                $  8,979             $  9,746                    $  9,711                             $ 14,900
                                $  8,266             $  9,181                    $  9,017                             $ 13,593
                                $  8,083             $  8,800                    $  8,777                             $ 13,021
                                $  7,442             $  8,265                    $  8,022                             $ 11,879
                                $  7,422             $  8,167                    $  7,980                             $ 11,795
                                $  6,800             $  7,799                    $  7,556                             $ 10,899
                                $  6,739             $  7,567                    $  7,306                             $ 10,745
E4/30/01                        $  7,146             $  8,081                    $  7,929                             $ 11,616
                                $  7,238             $  8,062                    $  7,908                             $ 11,489
                                $  6,759             $  7,581                    $  7,481                             $ 10,867
                                $  6,240             $  7,017                    $  6,835                             $  9,894
                                $  5,976             $  6,841                    $  6,652                             $  9,407
                                $  5,375             $  6,202                    $  6,184                             $  8,559
                                $  5,385             $  6,189                    $  6,229                             $  8,792
                                $  5,599             $  6,257                    $  6,140                             $  8,822
                                $  5,253             $  5,834                    $  5,668                             $  8,308
                                $  4,937             $  5,377                    $  5,229                             $  7,654
                                $  5,212             $  5,601                    $  5,454                             $  7,937
                                $  5,569             $  5,922                    $  5,787                             $  8,483
E4/30/02                        $  5,752             $  6,266                    $  6,096                             $  8,805
                                $  6,017             $  6,657                    $  6,529                             $  9,302
                                $  5,701             $  6,310                    $  6,186                             $  8,790
                                $  5,212             $  5,871                    $  5,831                             $  8,169
                                $  5,080             $  5,809                    $  5,749                             $  8,035
                                $  4,764             $  5,549                    $  5,496                             $  7,610
                                $  4,510             $  5,163                    $  5,113                             $  7,094
                                $  4,754             $  5,372                    $  5,294                             $  7,343
                                $  4,622             $  5,234                    $  5,165                             $  7,114
                                $  4,531             $  5,022                    $  4,976                             $  6,827
                                $  4,541             $  5,051                    $  5,035                             $  6,874
                                $  4,195             $  4,822                    $  4,863                             $  6,557
E4/30/03                        $  4,225             $  4,784                    $  4,888                             $  6,567

Source: Lipper AnalyticalServices, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 11/2/95.

Returns for the Class B Shares prior to 11/3/95 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares. The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Fleming Japan Fund, MSCI Japan Index, Tokyo Stock Exchange (TOPIX) 1st Section Index and Lipper Japan Equity Funds Average from November 2, 1995 to April 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI Japan Index is a replica (or model) of the performance of the Japan Equity Markets. The Tokyo Stock Exchange (TOPIX) 1st Section Index, also known as the Tokyo Price Index, is an unmanaged capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. The Lipper Japan Equity Funds Average describes the average total returns for all of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN FLEMING INTERNATIONAL GROWTH FUND
     As of April 30, 2003

Q. HOW DID THE FUND PERFORM?

A. JPMorgan Fleming International Growth Fund, which seeks to provide long-term capital appreciation from a portfolio of foreign growth stocks, appreciated 3.0% (Class A shares, without sales charge) in the six months ended April 30, 2003. This compares with a rise of 0.6% for the MSCI EAFE Growth Index (in U.S. dollars).

Q. WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A. The Fund outperformed its MSCI EAFE Growth Index benchmark, demonstrating exceptionally strong performance as the markets rallied from mid-March onward with relief that the Iraq war had reached a swift conclusion. Many of the stocks that performed well for the portfolio benefited particularly from increased confidence in financial markets.

The most direct beneficiaries were European financial stocks such as BNP Paribas, Nordea AB and Royal Bank of Scotland Group PLC. The stock prices of these companies bounced with improved perceptions about the quality of their loan books, increased optimism about capital markets activity, and in sympathy with stronger equity prices. Another financial stock that made a significant positive impact was Brazilian bank Unibanco, which rallied in line with the Brazilian equity market.

Otherwise, performance was boosted by an eclectic group of growth stocks. French software company Dassault Systemes SA performed well, reporting first quarter results in excess of market expectations. French basic materials company Saint-Gobain was a strong performer both as its results demonstrated strong cash flow, and as investors anticipated increased profits from any pickup in economic growth. U.K. cellular phone company Vodafone Group PLC also did well as European telecom stocks recovered from low valuations.

Not all holdings performed well, however. There was weak performance from Asian growth stocks. Korean stocks Kookmin Bank and Samsung Electronics Co., LTD fell as North Korea threatened to step up its nuclear program. In Japan, Nikko Cordial Corp. made a full year loss as a result of the local stock market malaise. In the U.K., defense contractor BAE Systems PLC warned of cost overruns and delays on U.K. defense projects. Additionally, Dutch publisher Wolters Kluwer NV fell significantly after making a downbeat profit outlook.

Q. HOW WAS THE FUND MANAGED?

A. There were only modest changes to the Portfolio during the period. The Fund continued to be managed using a bottom-up, active approach focusing on proprietary fundamental research at both the local and global sector levels. It is diversified across a broad range of countries and industrial sectors to ensure appropriate diversification.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom    31.70%
France            17.10%
Japan             13.80%
Germany            7.40%
South Korea        5.80%
The Netherlands    4.40%
Finland            3.70%
Hong Kong          2.70%
Sweden             2.60%
Switzerland        2.50%
Belgium            2.00%
Italy              1.90%
Spain              1.90%
Taiwan             1.40%
Brazil             1.10%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  VODAFONE GROUP PLC (UNITED KINGDOM) (5.0%)
2.  GLAXOSMITHKLINE PLC (UNITED KINGDOM) (4.5%)
3.  TOTAL FINA ELF SA (FRANCE) (4.2%)
4.  AVENTIS SA (FRANCE) (4.0%)
5.  CANON, INC. (JAPAN) (3.8%)
6.  ROYAL BANK OF SCOTLAND GROUP PLC (UNITED KINGDOM) (3.7%)
7.  NOKIA OYJ (FINLAND) (3.7%)
8.  DASSAULT SYSTEMES SA (FRANCE) (3.5%)
9.  BG GROUP PLC (UNITED KINGDOM) (3.0%)
10. BARCLAYS PLC (UNITED KINGDOM) (3.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 38.4% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($1,237,697). AS OF APRIL 30, 2003, THE FUND HELD 44 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                    SINCE INCEPTION
                                           1 YEAR      (12/29/00)
-------------------------------------------------------------------
    Class A Shares
      Without Sales Charge                 (19.20%)          (17.12%)
      With Sales Charge*                   (23.88%)          (19.20%)
-------------------------------------------------------------------
    Class B Shares
      Without CDSC                         (19.55%)          (17.51%)
      With CDSC**                          (23.57%)          (18.58%)
-------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 3% CDSC for the period since inception.

                                   (UNAUDITED)

[CHART]
LIFE OF FUND PERFORMANCE (12/29/00 TO 4/30/03)

            JPMORGAN FLEMING INTERNATIONAL
              GROWTH FUND (CLASS A SHARES)     MSCI EAFE GROWTH INDEX   LIPPER INTERNATIONAL FUNDS INDEX
E12/29/00                          $ 9,425                   $ 10,000                           $ 10,000
                                   $ 9,425                   $ 10,000                           $ 10,000
                                   $ 9,595                   $  9,972                           $ 10,059
                                   $ 8,624                   $  8,960                           $  9,353
                                   $ 7,907                   $  8,340                           $  8,695
E4/30/01                           $ 8,633                   $  8,911                           $  9,224
                                   $ 8,275                   $  8,552                           $  9,001
                                   $ 7,845                   $  8,136                           $  8,747
                                   $ 7,543                   $  7,939                           $  8,520
                                   $ 7,307                   $  7,577                           $  8,348
                                   $ 6,429                   $  6,860                           $  7,438
                                   $ 6,816                   $  7,133                           $  7,640
                                   $ 7,316                   $  7,500                           $  7,925
                                   $ 7,533                   $  7,543                           $  8,066
                                   $ 7,137                   $  7,136                           $  7,740
                                   $ 7,156                   $  7,233                           $  7,848
                                   $ 7,543                   $  7,508                           $  8,264
E4/30/02                           $ 7,524                   $  7,548                           $  8,321
                                   $ 7,439                   $  7,563                           $  8,440
                                   $ 7,203                   $  7,368                           $  8,107
                                   $ 6,438                   $  6,583                           $  7,298
                                   $ 6,428                   $  6,532                           $  7,304
                                   $ 5,494                   $  5,964                           $  6,517
                                   $ 5,900                   $  6,301                           $  6,855
                                   $ 6,325                   $  6,486                           $  7,180
                                   $ 6,013                   $  6,335                           $  6,950
                                   $ 5,654                   $  6,022                           $  6,696
                                   $ 5,531                   $  5,892                           $  6,497
                                   $ 5,418                   $  5,830                           $  6,338
E4/30/03                           $ 6,080                   $  6,335                           $  6,966

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 12/29/00.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Fleming International Growth Fund, MSCI EAFE Growth Index and Lipper International Funds Index from December 29, 2000 to April 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE Growth Index is a market capitalization-weighted index representing all 20 developed markets that make up that index. The Lipper International Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN FLEMING INTERNATIONAL VALUE FUND
     As of April 30, 2003

Q. HOW DID THE FUND PERFORM?

A. JPMorgan Fleming International Value Fund, which seeks to provide long-term capital appreciation from a portfolio of foreign value stocks, appreciated 0.8% (Institutional Shares) in the six months ended April 30, 2003. This compares with a rise of 1.7% for the Salomon Smith Barney PMI Value EPAC Index (in U.S. dollars).

Q. WHY DID THE FUND PERFORM THIS WAY?

A. The Fund trailed its SSB PMI Value EPAC Index benchmark by a small margin in six months when the U.S. dollar-denominated benchmark achieved a small rise chiefly as a result of dollar weakness. While stock selection was mixed, an overweight position in the stock markets of East Asia contributed to the small underperformance.

European financial services companies such as BNP Paribas, Royal Bank of Scotland Group PLC and Zurich Financial Services performed well. The stock prices of these companies bounced with improved perceptions about the quality of loan books, increased optimism about capital markets activity, and in sympathy with stronger equity prices. In the case of Zurich Financial Services, new management took decisive action to return the loss making group to profit by pulling out of non-core businesses. It also launched a successful rights issue.

Iberdrola SA, the Spanish electricity company, was one of the biggest individual contributors to portfolio performance. The company reported strong profits in spite of a decline in Spanish wholesale electricity prices. This follows a recent change in management, which has had a positive impact on the way in which the group is managed.

From a negative perspective, unpredictable events in Asia caused the Fund's overweight position to detract from performance. In particular, rising tensions over North Korea's nuclear ambitions hurt stock prices in South Korea. Additionally, the outbreak of Severe Acute Respiratory Syndrome (SARS) prevented stocks in the region from participating in the post Iraq war global equity market rally. In Hong Kong, the stock price of property, ports and telecommunications group Wharf Holdings fell as its earnings were judged particularly vulnerable to SARS.

Q. HOW WAS THE FUND MANAGED?

A. From a geographical perspective, the Fund was overweight in East Asia and underweight in Japan. Recent stock price falls in East Asia led us to such an allocation, and we believe the Fund will be well positioned for a recovery.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom           21.60%
Japan                    13.60%
The Netherlands          11.80%
Germany                   9.40%
Switzerland               8.60%
France                    7.20%
Spain                     6.40%
Australia                 5.00%
Singapore                 3.60%
Italy                     3.00%
Russia                    2.20%
India                     1.40%
Brazil                    1.30%
South Korea               1.20%
Hong Kong                 1.10%
Denmark                   1.00%
Belgium                   0.90%
United States             0.70%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  IBERDROLA SA (SPAIN) (3.6%)
2.  BNP PARIBAS (FRANCE) (3.6%)
3.  UNILEVER PLC (UNITED KINGDOM) (3.4%)
4.  E.ON AG (GERMANY) (3.3%)
5.  ROYAL DUTCH PETROLEUM CO. (THE NETHERLANDS) (3.3%)
6.  ING GROEP NV (THE NETHERLANDS) (3.1%)
7.  BARCLAYS PLC (UNITED KINGDOM) (3.1%)
8.  UBS AG (SWITZERLAND) (3.0%)
9.  TELEFONICA SA (SPAIN) (2.8%)
10  AUSTRALIA & NEW ZEALAND BANKING GROUP LTD (AUSTRALIA) (2.8%)

TOP 10 EQUITY HOLDINGS COMPRISED 32.0% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($11,467,714). AS OF APRIL 30, 2003, THE FUND HELD 50 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                      1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
    Class A Shares
      Without Sales Charge            (18.94%)    (17.93%)     (7.55%)      0.06%
      With Sales Charge*              (23.62%)    (19.52%)     (8.64%)     (0.53%)
--------------------------------------------------------------------------------
    Class B Shares
      Without CDSC                    (19.37%)    (18.11%)     (7.67%)     (0.01%)
      With CDSC**                     (23.26%)    (18.94%)     (7.99%)     (0.01%)
--------------------------------------------------------------------------------
    Institutional Shares              (18.59%)    (17.42%)     (7.14%)      0.40%
--------------------------------------------------------------------------------
    Select Shares                     (18.87%)    (17.82%)     (7.47%)      0.10%
--------------------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the ten year period.

                                   (UNAUDITED)

[CHART]

10-YEAR PERFORMANCE (4/30/93 TO 4/30/03)

                    JPMORGAN FLEMING INTERNATIONAL
                 VALUE FUND (INSTITUTIONAL SHARES)     SSB PMI VALUE EPAC INDEX    LIPPER INTERNATIONAL FUNDS INDEX
  4/30/93                              $ 3,000,000                  $ 3,000,000                         $ 3,000,000
  5/31/93                              $ 3,084,300                  $ 3,057,900                         $ 3,069,300
  6/30/93                              $ 2,991,154                  $ 2,974,419                         $ 3,008,835
  7/31/93                              $ 3,119,176                  $ 3,113,920                         $ 3,104,215
  8/31/93                              $ 3,258,603                  $ 3,266,190                         $ 3,309,714
  9/30/93                              $ 3,173,879                  $ 3,189,761                         $ 3,297,468
 10/31/93                              $ 3,243,704                  $ 3,280,670                         $ 3,460,363
 11/30/93                              $ 2,963,448                  $ 3,019,856                         $ 3,322,986
 12/31/93                              $ 3,138,292                  $ 3,226,113                         $ 3,656,282
  1/31/94                              $ 3,402,222                  $ 3,509,365                         $ 3,884,068
  2/28/94                              $ 3,383,170                  $ 3,491,467                         $ 3,790,462
  3/31/94                              $ 3,252,918                  $ 3,368,568                         $ 3,616,859
  4/30/94                              $ 3,386,613                  $ 3,514,764                         $ 3,712,706
  5/31/94                              $ 3,408,964                  $ 3,510,897                         $ 3,707,137
  6/30/94                              $ 3,408,964                  $ 3,577,253                         $ 3,648,564
  7/31/94                              $ 3,447,145                  $ 3,617,676                         $ 3,760,940
  8/31/94                              $ 3,488,510                  $ 3,694,371                         $ 3,891,068
  9/30/94                              $ 3,364,319                  $ 3,588,712                         $ 3,790,679
 10/31/94                              $ 3,443,717                  $ 3,726,878                         $ 3,858,532
 11/30/94                              $ 3,281,518                  $ 3,533,825                         $ 3,678,339
 12/31/94                              $ 3,326,803                  $ 3,553,968                         $ 3,629,417
  1/31/95                              $ 3,198,056                  $ 3,423,893                         $ 3,449,398
  2/28/95                              $ 3,162,557                  $ 3,394,105                         $ 3,448,363
  3/31/95                              $ 3,310,565                  $ 3,620,831                         $ 3,539,055
  4/30/95                              $ 3,407,234                  $ 3,755,526                         $ 3,669,292
  5/31/95                              $ 3,339,770                  $ 3,724,731                         $ 3,705,251
  6/30/95                              $ 3,262,622                  $ 3,653,961                         $ 3,719,331
  7/31/95                              $ 3,471,756                  $ 3,898,045                         $ 3,923,894
  8/31/95                              $ 3,407,528                  $ 3,734,328                         $ 3,857,580
  9/30/95                              $ 3,436,492                  $ 3,822,458                         $ 3,922,002
 10/31/95                              $ 3,359,171                  $ 3,711,606                         $ 3,840,424
 11/30/95                              $ 3,436,432                  $ 3,837,059                         $ 3,880,365
 12/31/95                              $ 3,591,759                  $ 3,997,831                         $ 3,992,895
  1/31/96                              $ 3,634,860                  $ 3,989,436                         $ 4,087,128
  2/29/96                              $ 3,621,774                  $ 4,001,005                         $ 4,104,702
  3/31/96                              $ 3,704,351                  $ 4,097,430                         $ 4,168,736
  4/30/96                              $ 3,823,261                  $ 4,225,269                         $ 4,304,636
  5/31/96                              $ 3,776,999                  $ 4,169,918                         $ 4,299,901
  6/30/96                              $ 3,820,057                  $ 4,200,776                         $ 4,339,030
  7/31/96                              $ 3,690,939                  $ 4,089,875                         $ 4,192,805
  8/31/96                              $ 3,704,226                  $ 4,127,502                         $ 4,247,311
  9/30/96                              $ 3,803,500                  $ 4,237,294                         $ 4,342,451
 10/31/96                              $ 3,780,298                  $ 4,218,650                         $ 4,325,081
 11/30/96                              $ 3,916,011                  $ 4,390,349                         $ 4,528,360
 12/31/96                              $ 3,896,431                  $ 4,342,494                         $ 4,568,663
  1/31/97                              $ 3,806,813                  $ 4,154,030                         $ 4,574,602
  2/28/97                              $ 3,847,927                  $ 4,225,479                         $ 4,657,402
  3/31/97                              $ 3,882,173                  $ 4,256,748                         $ 4,682,086
  4/30/97                              $ 3,895,761                  $ 4,260,153                         $ 4,702,688
  5/31/97                              $ 4,112,755                  $ 4,578,386                         $ 4,967,919
  6/30/97                              $ 4,291,659                  $ 4,837,523                         $ 5,206,379
  7/31/97                              $ 4,336,293                  $ 4,896,057                         $ 5,373,504
  8/31/97                              $ 4,023,212                  $ 4,600,825                         $ 4,986,074
  9/30/97                              $ 4,226,385                  $ 4,852,950                         $ 5,306,180
 10/31/97                              $ 3,919,972                  $ 4,522,949                         $ 4,903,441
 11/30/97                              $ 3,892,532                  $ 4,445,607                         $ 4,862,252
 12/31/97                              $ 3,952,866                  $ 4,469,613                         $ 4,900,178
  1/31/98                              $ 4,095,960                  $ 4,681,026                         $ 5,018,762
  2/28/98                              $ 4,320,009                  $ 4,965,164                         $ 5,337,454
  3/31/98                              $ 4,452,201                  $ 5,181,149                         $ 5,627,277
  4/30/98                              $ 4,522,101                  $ 5,210,681                         $ 5,713,938
  5/31/98                              $ 4,525,718                  $ 5,219,018                         $ 5,725,365
  6/30/98                              $ 4,555,136                  $ 5,255,030                         $ 5,675,555
  7/31/98                              $ 4,566,068                  $ 5,301,274                         $ 5,762,391
  8/31/98                              $ 3,949,649                  $ 4,563,867                         $ 4,933,183
  9/30/98                              $ 3,736,763                  $ 4,385,420                         $ 4,779,761
 10/31/98                              $ 4,114,923                  $ 4,877,464                         $ 5,131,073
 11/30/98                              $ 4,316,966                  $ 5,127,678                         $ 5,388,140
 12/31/98                              $ 4,492,235                  $ 5,222,027                         $ 5,520,688
  1/31/99                              $ 4,488,641                  $ 5,166,151                         $ 5,554,364
  2/28/99                              $ 4,375,078                  $ 5,102,091                         $ 5,411,617
  3/31/99                              $ 4,568,019                  $ 5,388,318                         $ 5,591,824
  4/30/99                              $ 4,757,135                  $ 5,721,316                         $ 5,852,403
  5/31/99                              $ 4,537,831                  $ 5,412,365                         $ 5,634,694
  6/30/99                              $ 4,753,378                  $ 5,587,726                         $ 5,901,778
  7/31/99                              $ 4,901,208                  $ 5,770,444                         $ 6,033,388
  8/31/99                              $ 4,923,754                  $ 5,834,496                         $ 6,081,052
  9/30/99                              $ 4,942,464                  $ 5,857,834                         $ 6,100,511
 10/31/99                              $ 5,131,760                  $ 6,051,729                         $ 6,313,419
 11/30/99                              $ 5,354,992                  $ 6,092,880                         $ 6,776,192
 12/31/99                              $ 5,849,793                  $ 6,440,784                         $ 7,608,986
 E1/31/00                              $ 5,528,640                  $ 5,875,283                         $ 7,163,861
 E2/29/00                              $ 5,797,884                  $ 5,810,067                         $ 7,636,675
 E3/31/00                              $ 5,897,028                  $ 6,230,716                         $ 7,656,531
 E4/30/00                              $ 5,544,386                  $ 6,018,249                         $ 7,171,107
 E5/31/00                              $ 5,354,214                  $ 6,016,443                         $ 6,973,901
 E6/30/00                              $ 5,552,319                  $ 6,287,183                         $ 7,296,793
 E7/31/00                              $ 5,354,102                  $ 6,048,899                         $ 7,060,377
 E8/31/00                              $ 5,354,102                  $ 6,174,716                         $ 7,179,697
 E9/30/00                              $ 5,072,476                  $ 5,959,219                         $ 6,761,121
E10/31/00                              $ 4,866,533                  $ 5,881,153                         $ 6,531,243
E11/30/00                              $ 4,636,833                  $ 5,720,597                         $ 6,255,624
E12/31/00                              $ 4,811,178                  $ 6,004,339                         $ 6,488,959
 E1/31/01                              $ 4,798,188                  $ 5,986,926                         $ 6,527,244
 E2/28/01                              $ 4,420,091                  $ 5,696,560                         $ 6,069,031
 E3/31/01                              $ 4,111,568                  $ 5,330,272                         $ 5,642,379
 E4/30/01                              $ 4,407,190                  $ 5,694,862                         $ 5,985,435
 E5/31/01                              $ 4,281,144                  $ 5,556,477                         $ 5,840,588
 E6/30/01                              $ 4,076,934                  $ 5,415,343                         $ 5,675,883
 E7/31/01                              $ 3,959,518                  $ 5,279,417                         $ 5,528,310
 E8/31/01                              $ 3,902,897                  $ 5,227,679                         $ 5,417,191
 E9/30/01                              $ 3,528,999                  $ 4,689,228                         $ 4,826,717
E10/31/01                              $ 3,598,521                  $ 4,772,228                         $ 4,957,521
E11/30/01                              $ 3,728,787                  $ 4,890,579                         $ 5,142,437
E12/31/01                              $ 3,756,380                  $ 4,914,543                         $ 5,233,972
 E1/31/02                              $ 3,588,470                  $ 4,691,422                         $ 5,022,520
 E2/28/02                              $ 3,544,332                  $ 4,748,189                         $ 5,092,835
 E3/31/02                              $ 3,765,144                  $ 5,018,835                         $ 5,362,246
 E4/30/02                              $ 3,835,928                  $ 5,099,639                         $ 5,399,782
 E5/31/02                              $ 3,937,580                  $ 5,240,899                         $ 5,476,999
 E6/30/02                              $ 3,761,177                  $ 5,034,407                         $ 5,260,657
 E7/31/02                              $ 3,399,352                  $ 4,561,676                         $ 4,735,644
 E8/31/02                              $ 3,372,837                  $ 4,573,993                         $ 4,739,432
 E9/30/02                              $ 2,975,517                  $ 4,068,109                         $ 4,228,995
E10/31/02                              $ 3,099,001                  $ 4,234,495                         $ 4,448,480
E11/30/02                              $ 3,235,976                  $ 4,433,940                         $ 4,658,893
E12/31/02                              $ 3,104,919                  $ 4,272,544                         $ 4,509,809
 E1/31/03                              $ 3,017,982                  $ 4,110,615                         $ 4,344,750
 E2/28/03                              $ 2,921,708                  $ 4,018,948                         $ 4,216,145
 E3/31/03                              $ 2,825,584                  $ 3,918,474                         $ 4,112,849
 E4/30/03                              $ 3,122,386                  $ 4,305,228                         $ 4,520,022

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 10/4/93.

Returns for the Institutional Shares prior to 10/4/93 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan International Equity Fund, which are higher than the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan International Equity Fund, which were lower than the expenses of the Select Share.

Returns for the Class A and B Shares prior to 9/28/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in of the JPMorgan Fleming International Value Fund, Salomon Smith Barney PMI Value EPAC Index, and Lipper International Funds Index from April 30, 1993 to April 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Salomon Smith Barney PMI Value EPAC Index consists of stocks in the Euro Pacific region of the Primary Market Index (The Primary Market Index are stocks that fall in the top 80% of each country's cumulative available capital) that have a value style. The Lipper International Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND
     As of April 30, 2003

Q. HOW DID THE FUND PERFORM?

A. JPMorgan Fleming International Opportunities Fund, which seeks long-term capital appreciation through investing in foreign equities, declined by 0.9% (Institutional Shares) in the six months ended April 30, 2003. This compares with a rise of 1.8% for the MSCI EAFE Index (in U.S. dollars). Please note that the Fund's benchmark was changed to the MSCI EAFE Index on February 28, 2003.

Q. WHY DID THE FUND PERFORM THIS WAY?

A. The Fund trailed its MSCI EAFE Index benchmark in a six months when the U.S. dollar denominated benchmark achieved a small rise chiefly as a result of dollar weakness. Stock price movements were mixed. The portfolio was caught out by a combination of difficulties in just a few holdings, and its Asian country allocation. These negatives were partially offset by strong performances from some European stocks.

The greatest problems occurred at holdings in the U.K. and the Netherlands. U.K. electrical retailer Dixons Group PLC fell back sharply following poor Christmas trading and the announcement of a monopolies inquiry into its sale of extended warranties, from which it makes significant profits. At Corus, the Anglo-Dutch steel group, the Dutch Supervisory Board stopped the sale of the aluminum business, so preventing it from paying down debt and focusing on its carbon steel business. Dutch insurer Aegon NV was caught up in the confusion surrounding accounting fraud at Ahold, the Dutch food retailer where it holds a 5% stake.

There was also a disappointment in Japan, where miniature ball bearings manufacturer Minebea Co., LTD fell in price following poor demand for the consumer electronics goods in which these components are used.

Asset allocation caused the Fund to be vulnerable to rising tensions in East Asia. An overweight position in South Korea hurt performance as North Korea publicized its nuclear ambitions.

There was, however, strong performance from a number of European holdings. In particular, the retail banks Barclays PLC, BNP Paribas and UniCredito Italiano SPA performed well. Additionally, Spanish utility Iberdrola SA showed signs of benefiting from the actions of new management.

Q. HOW WAS THE FUND MANAGED?

A. Current positions reflect a fairly neutral view regarding the economic cycle, with holdings fairly well balanced between defensive and cyclical stocks. The biggest sector overweights are in the Banking and Telecommunications sectors, while the greatest underweight is in Energy.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom    28.20%
Japan             14.80%
France            11.90%
Switzerland        9.20%
The Netherlands    5.00%
Australia          4.20%
Spain              3.30%
Germany            3.20%
Italy              3.10%
Hong Kong          2.60%
Finland            2.40%
India              2.40%
Sweden             2.10%
Russia             2.00%
South Korea        1.60%
Belgium            1.20%
Mexico             1.10%
Singapore          1.00%
United States      0.70%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  VODAFONE GROUP PLC (UNITED KINGDOM) (3.8%)
2.  BNP PARIBAS (FRANCE) (2.8%)
3.  UNILEVER PLC (UNITED KINGDOM) (2.6%)
4.  NOKIA OYJ (FINLAND) (2.4%)
5.  UNICREDITO ITALIANO SPA (ITALY) (2.4%)
6.  TOTAL FINA ELF SA (FRANCE) (2.3%)
7.  NOVARTIS AG (SWITZERLAND) (2.3%)
8.  IBERDROLA SA (SPAIN) (2.2%)
9.  ASTRAZENECA PLC (UNITED KINGDOM) (2.1%)
10. LUKOIL, ADR (RUSSIA) (2.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 24.9% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($50,178,323). AS OF APRIL 30, 2003, THE FUND HELD 105 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                                           SINCE
                                                                       INCEPTION
                                      1 YEAR     3 YEARS     5 YEARS   (2/26/97)
---------------------------------------------------------------------------------
    Class A Shares
      Without Sales Charge            (20.02%)    (16.60%)     (7.02%)     (3.63%)
      With Sales Charge*              (24.59%)    (18.24%)     (8.11%)     (4.55%)
---------------------------------------------------------------------------------
    Class B Shares
      Without CDSC                    (20.50%)    (16.82%)     (7.16%)     (3.75%)
      With CDSC**                     (24.43%)    (17.63%)     (7.51%)     (3.75%)
---------------------------------------------------------------------------------
    Institutional Shares              (19.28%)    (15.91%)     (6.52%)     (3.17%)
---------------------------------------------------------------------------------
    Select Shares                     (19.44%)    (16.25%)     (6.78%)     (3.44%)
---------------------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

                                   (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (2/26/97 TO 4/30/03)

                            JPMORGAN FLEMING INTERNATIONAL                       MSCI ALL COUNTRY WORLD     LIPPER INTERNATIONAL
                 OPPORTUNITIES FUND (INSTITUTIONAL SHARES)     MSCI EAFE INDEX   INDEX FREE (EX - U.S.)              FUNDS INDEX
 2/26/97                                       $ 3,000,000         $ 3,000,000              $ 3,000,000              $ 3,000,000
                                               $ 2,988,000         $ 3,000,000              $ 3,000,000              $ 3,000,000
                                               $ 3,002,940         $ 3,010,800              $ 2,993,700              $ 3,015,900
 4/30/97                                       $ 3,023,961         $ 3,026,757              $ 3,019,146              $ 3,029,170
                                               $ 3,140,988         $ 3,223,799              $ 3,205,428              $ 3,200,015
                                               $ 3,284,845         $ 3,401,430              $ 3,382,367              $ 3,353,616
                                               $ 3,374,850         $ 3,456,534              $ 3,450,691              $ 3,461,267
                                               $ 3,137,935         $ 3,198,331              $ 3,179,122              $ 3,211,710
                                               $ 3,314,915         $ 3,377,437              $ 3,351,112              $ 3,417,901
                                               $ 3,008,948         $ 3,117,712              $ 3,065,598              $ 3,158,483
                                               $ 2,981,868         $ 3,085,912              $ 3,027,278              $ 3,131,951
                                               $ 3,052,240         $ 3,112,759              $ 3,062,091              $ 3,156,381
                                               $ 3,091,614         $ 3,255,012              $ 3,153,648              $ 3,232,765
                                               $ 3,263,817         $ 3,463,984              $ 3,363,996              $ 3,438,046
                                               $ 3,408,730         $ 3,570,675              $ 3,480,390              $ 3,624,731
 4/30/98                                       $ 3,444,863         $ 3,598,883              $ 3,505,449              $ 3,680,552
                                               $ 3,351,162         $ 3,581,248              $ 3,441,650              $ 3,687,913
                                               $ 3,299,890         $ 3,608,466              $ 3,428,916              $ 3,655,829
                                               $ 3,312,099         $ 3,644,911              $ 3,461,491              $ 3,711,763
                                               $ 2,722,877         $ 3,193,307              $ 2,973,420              $ 3,177,640
                                               $ 2,595,718         $ 3,095,272              $ 2,910,681              $ 3,078,816
                                               $ 2,922,779         $ 3,417,800              $ 3,215,430              $ 3,305,108
                                               $ 3,062,195         $ 3,592,791              $ 3,388,098              $ 3,470,694
                                               $ 3,169,066         $ 3,734,347              $ 3,504,988              $ 3,556,073
                                               $ 3,196,954         $ 3,723,144              $ 3,501,132              $ 3,577,766
                                               $ 3,100,406         $ 3,634,533              $ 3,422,707              $ 3,485,817
                                               $ 3,293,251         $ 3,786,093              $ 3,588,023              $ 3,601,895
 4/30/99                                       $ 3,461,207         $ 3,939,430              $ 3,767,425              $ 3,769,743
                                               $ 3,361,524         $ 3,736,549              $ 3,590,356              $ 3,629,508
                                               $ 3,557,501         $ 3,882,275              $ 3,755,512              $ 3,801,547
                                               $ 3,674,899         $ 3,997,578              $ 3,843,767              $ 3,886,322
                                               $ 3,712,382         $ 4,012,369              $ 3,857,220              $ 3,917,024
                                               $ 3,749,878         $ 4,052,894              $ 3,883,449              $ 3,929,558
                                               $ 3,849,999         $ 4,204,878              $ 4,027,913              $ 4,066,700
                                               $ 4,037,494         $ 4,350,787              $ 4,189,030              $ 4,364,789
                                               $ 4,432,765         $ 4,741,488              $ 4,588,663              $ 4,901,221
                                               $ 4,157,047         $ 4,440,403              $ 4,339,499              $ 4,614,500
                                               $ 4,293,398         $ 4,559,850              $ 4,456,665              $ 4,919,057
                                               $ 4,325,169         $ 4,736,772              $ 4,624,236              $ 4,931,846
E4/30/00                                       $ 4,134,862         $ 4,487,618              $ 4,366,203              $ 4,619,167
                                               $ 4,071,598         $ 4,378,120              $ 4,254,429              $ 4,492,140
                                               $ 4,267,849         $ 4,549,305              $ 4,435,667              $ 4,700,126
                                               $ 4,141,094         $ 4,358,689              $ 4,260,458              $ 4,547,842
                                               $ 4,210,665         $ 4,396,609              $ 4,313,288              $ 4,624,701
                                               $ 3,985,394         $ 4,182,494              $ 4,073,901              $ 4,355,081
                                               $ 3,814,022         $ 4,083,788              $ 3,944,351              $ 4,207,008
                                               $ 3,611,116         $ 3,930,646              $ 3,767,249              $ 4,029,472
                                               $ 3,713,672         $ 4,070,183              $ 3,896,089              $ 4,179,772
                                               $ 3,726,670         $ 4,068,148              $ 3,954,530              $ 4,204,432
                                               $ 3,441,580         $ 3,763,037              $ 3,641,332              $ 3,909,281
                                               $ 3,169,695         $ 3,512,043              $ 3,383,889              $ 3,634,459
E4/30/01                                       $ 3,402,667         $ 3,756,130              $ 3,613,994              $ 3,855,434
                                               $ 3,383,272         $ 3,623,538              $ 3,514,248              $ 3,762,132
                                               $ 3,273,316         $ 3,475,336              $ 3,379,301              $ 3,656,040
                                               $ 3,129,617         $ 3,412,084              $ 3,304,280              $ 3,560,983
                                               $ 3,113,343         $ 3,325,759              $ 3,222,334              $ 3,489,407
                                               $ 2,742,855         $ 2,988,859              $ 2,880,444              $ 3,109,062
                                               $ 2,807,861         $ 3,065,374              $ 2,961,097              $ 3,193,317
                                               $ 2,957,239         $ 3,178,486              $ 3,096,419              $ 3,312,428
                                               $ 3,005,738         $ 3,197,240              $ 3,136,363              $ 3,371,389
                                               $ 2,851,243         $ 3,027,466              $ 3,002,126              $ 3,235,185
                                               $ 2,851,243         $ 3,048,658              $ 3,023,742              $ 3,280,478
                                               $ 3,008,917         $ 3,213,591              $ 3,187,931              $ 3,454,015
E4/30/02                                       $ 3,045,024         $ 3,234,800              $ 3,208,652              $ 3,478,193
                                               $ 3,097,703         $ 3,275,882              $ 3,243,627              $ 3,527,931
                                               $ 2,933,524         $ 3,145,502              $ 3,103,502              $ 3,388,578
                                               $ 2,641,052         $ 2,835,041              $ 2,800,911              $ 3,050,398
                                               $ 2,670,632         $ 2,828,521              $ 2,801,191              $ 3,052,838
                                               $ 2,348,821         $ 2,524,738              $ 2,504,265              $ 2,724,048
                                               $ 2,480,120         $ 2,660,316              $ 2,638,493              $ 2,865,426
                                               $ 2,611,566         $ 2,781,094              $ 2,765,405              $ 3,000,960
                                               $ 2,487,778         $ 2,687,650              $ 2,676,082              $ 2,904,930
                                               $ 2,364,882         $ 2,575,575              $ 2,582,152              $ 2,798,609
                                               $ 2,305,050         $ 2,516,594              $ 2,529,734              $ 2,715,770
                                               $ 2,235,207         $ 2,467,269              $ 2,480,657              $ 2,649,234
E4/30/03                                       $ 2,458,936         $ 2,709,061              $ 2,719,792              $ 2,911,508

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 2/26/97.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional International Opportunities Fund, which are higher than the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan International Opportunities Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A and B Shares prior to 9/10/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the J.P. Morgan International Opportunities Fund, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Fleming International Opportunities Fund, MSCI EAFE Index, MSCI All Country World Index Free (ex-U.S.), and Lipper International Funds Index from February 26, 1997 to April 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE (Europe, Australasia, Far East) Index is a replica (or model) of the performance of the worlds equity markets, excluding the U.S. and Canada. The MSCI All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance. The Lipper International Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND
     As of April 30, 2003

Q. HOW DID THE FUND PERFORM?

A. JPMorgan Fleming Emerging Markets Equity Fund, which seeks capital appreciation from a portfolio of emerging market equities, rose 4.3% (Institutional Shares) in the six months ended April 30, 2003. This compares with a rise of 5.9% for the MSCI Emerging Markets Equity Free Index (in U.S. dollars).

Q. WHY DID THE FUND PERFORM THIS WAY?

A. The Fund trailed its MSCI Emerging Markets Equity Free Index benchmark as a result of an overweight position in South Korea. A confluence of unforeseeable events depressed Korean equity prices, causing the Fund to underperform in Asia as a whole. Outside Asia -- where market movements were more predictable -- the Fund performed relatively well against the benchmark. The sudden escalation in tensions between North Korea and the United States over North Korea's nuclear ambitions caused many foreign investors to sell South Korean equities. This added to market uncertainties regarding the government investigation of accounting at the Chaebol business empires, and the durability of the consumer credit boom. The stock prices of two holdings -- Kookmin Bank and SK Telecom Co., LTD -- fell sharply.

In Latin America, Brazil rallied as President Lula da Silva's coalition building paved the way for much needed fiscal reforms and central bank autonomy. The Fund was overweight in Brazil which contributed to performance. Its two leading holdings were blue chips Banco Itau Holding Financeira SA and TNE, the fixed line telecommunications company.

There was also strong performance from Russia. The Fund gained from a slightly overweight position and good stock selection. Cellular phone stocks Mobile Telesystems and Vimpel-Communication performed well in sympathy with strong subscriber and earnings growth.

Q. HOW WAS THE FUND MANAGED?

A. The Fund's asset allocation remains broadly as it was throughout the period. We are still overweight in Brazil, where we believe the Lula government will introduce market-friendly economic policies and restructure the national debt. In Asia, we remain overweight in South Korean equities, where recent stock price falls have caused equities to trade below their book value. The most significant changes in allocation have been in Russia and South Africa, where we have reduced the overweight positions.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

South Korea               25.50%
South Africa              15.50%
Brazil                    10.60%
Taiwan                     7.50%
Russia                     7.40%
Mexico                     6.10%
India                      4.30%
China                      4.00%
Malaysia                   3.60%
Israel                     2.70%
Hong Kong                  2.20%
Indonesia                  2.20%
Chile                      1.90%
Poland                     1.30%
Turkey                     1.30%
Thailand                   1.10%
Other (below 1%)           2.80%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  SAMSUNG ELECTRONICS CO., LTD (SOUTH KOREA) (8.8%)
2.  ANGLO AMERICAN PLC (SOUTH AFRICA) (4.8%)
3.  KOOKMIN BANK (SOUTH KOREA) (4.4%)
4.  SK TELECOM CO., LTD, ADR (SOUTH KOREA) (4.2%)
5.  POSCO (SOUTH KOREA) (3.2%)
6.  PETROLEO BRASILEIRO SA, ADR (BRAZIL) (2.7%)
7.  TEVA PHARMACEUTICAL INDUSTRIES LTD, ADR (ISRAEL) (2.3%)
8.  CHINA MOBILE LTD (CHINA) (2.3%)
9.  YUKOS, ADR (RUSSIA) (2.2%)
10. SAPPI LTD (SOUTH AFRICA) (2.1%)

TOP 10 EQUITY HOLDINGS COMPRISED 37.0% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($22,028,162). AS OF APRIL 30, 2003, THE FUND HELD 88 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                                           SINCE
                                                                       INCEPTION
                                      1 YEAR     3 YEARS     5 YEARS  (11/15/93)
--------------------------------------------------------------------------------
    Class A Shares
      Without Sales Charge            (18.57%)    (12.30%)     (8.50%)     (4.38%)
      With Sales Charge*              (23.29%)    (14.02%)     (9.58%)     (4.97%)
--------------------------------------------------------------------------------
    Class B Shares
      Without CDSC                    (18.72%)    (12.47%)     (8.60%)     (4.44%)
      With CDSC**                     (22.76%)    (13.29%)     (8.92%)     (4.44%)
--------------------------------------------------------------------------------
    Institutional Shares              (18.05%)    (11.89%)     (8.06%)     (4.07%)
--------------------------------------------------------------------------------
    Select Shares                     (18.28%)    (12.19%)     (8.43%)     (4.34%)
--------------------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the period since inception.

                                   (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (11/15/93 TO 4/30/03)

                 JPMORGAN FLEMING EMERGING  MARKETS      MSCI EMERGING MARKETS     LIPPER EMERGING MARKET
                 EQUITY FUND (INSTITUTIONAL SHARES)        EQUITY FREE INDEX         EQUITY FUNDS AVERAGE
11/15/93                                $ 3,000,000                $ 3,000,000                $ 3,000,000
                                        $ 3,062,700                $ 3,000,000                $ 3,000,000
                                        $ 3,519,961                $ 3,495,900                $ 3,416,700
                                        $ 3,752,983                $ 3,559,525                $ 3,576,602
                                        $ 3,669,291                $ 3,496,166                $ 3,485,398
                                        $ 3,358,502                $ 3,179,763                $ 3,216,325
 4/30/94                                $ 3,257,075                $ 3,116,168                $ 3,110,508
                                        $ 3,319,937                $ 3,222,741                $ 3,174,896
                                        $ 3,239,262                $ 3,133,793                $ 3,058,060
                                        $ 3,397,662                $ 3,328,715                $ 3,239,708
                                        $ 3,711,267                $ 3,741,808                $ 3,549,101
                                        $ 3,791,801                $ 3,784,465                $ 3,585,301
                                        $ 3,726,203                $ 3,716,345                $ 3,507,500
                                        $ 3,582,744                $ 3,523,095                $ 3,354,573
                                        $ 3,267,104                $ 3,240,190                $ 3,116,063
                                        $ 2,868,844                $ 2,895,434                $ 2,821,907
                                        $ 2,792,820                $ 2,821,311                $ 2,780,143
                                        $ 2,853,703                $ 2,839,367                $ 2,807,388
 4/30/95                                $ 2,951,015                $ 2,966,855                $ 2,922,210
                                        $ 3,072,597                $ 3,124,691                $ 3,070,951
                                        $ 3,087,652                $ 3,134,066                $ 3,075,557
                                        $ 3,212,393                $ 3,204,269                $ 3,195,504
                                        $ 3,124,374                $ 3,128,648                $ 3,134,789
                                        $ 3,094,067                $ 3,113,943                $ 3,138,238
                                        $ 2,951,121                $ 2,994,679                $ 3,000,783
                                        $ 2,862,883                $ 2,941,374                $ 2,953,670
                                        $ 2,950,773                $ 3,071,971                $ 3,052,028
                                        $ 3,177,393                $ 3,290,388                $ 3,322,743
                                        $ 3,162,141                $ 3,238,071                $ 3,301,809
                                        $ 3,201,984                $ 3,263,328                $ 3,322,611
 4/30/96                                $ 3,306,049                $ 3,393,861                $ 3,475,783
                                        $ 3,330,514                $ 3,378,589                $ 3,527,920
                                        $ 3,339,839                $ 3,399,536                $ 3,553,321
                                        $ 3,180,529                $ 3,167,347                $ 3,345,096
                                        $ 3,251,136                $ 3,248,432                $ 3,444,780
                                        $ 3,235,856                $ 3,276,693                $ 3,468,549
                                        $ 3,146,870                $ 3,189,205                $ 3,381,835
                                        $ 3,183,688                $ 3,242,784                $ 3,465,705
                                        $ 3,211,705                $ 3,257,376                $ 3,528,088
                                        $ 3,471,211                $ 3,479,529                $ 3,813,510
                                        $ 3,567,016                $ 3,628,453                $ 3,950,796
                                        $ 3,557,742                $ 3,533,025                $ 3,863,484
 4/30/97                                $ 3,539,242                $ 3,539,384                $ 3,899,414
                                        $ 3,665,946                $ 3,640,611                $ 4,077,227
                                        $ 3,851,443                $ 3,835,384                $ 4,313,706
                                        $ 3,978,156                $ 3,892,531                $ 4,460,804
                                        $ 3,564,030                $ 3,397,012                $ 4,065,130
                                        $ 3,700,176                $ 3,491,109                $ 4,229,768
                                        $ 3,047,835                $ 2,918,218                $ 3,569,078
                                        $ 2,961,276                $ 2,811,703                $ 3,430,241
                                        $ 2,963,941                $ 2,879,465                $ 3,486,840
                                        $ 2,744,906                $ 2,653,715                $ 3,240,669
                                        $ 2,917,561                $ 2,930,763                $ 3,539,459
                                        $ 3,057,020                $ 3,057,958                $ 3,672,897
 4/30/98                                $ 3,083,616                $ 3,024,626                $ 3,696,403
                                        $ 2,638,959                $ 2,610,252                $ 3,219,567
                                        $ 2,336,798                $ 2,336,437                $ 2,918,860
                                        $ 2,418,119                $ 2,410,502                $ 3,010,804
                                        $ 1,729,680                $ 1,713,626                $ 2,161,155
                                        $ 1,792,814                $ 1,822,270                $ 2,221,451
                                        $ 1,965,820                $ 2,014,155                $ 2,422,270
                                        $ 2,072,171                $ 2,181,732                $ 2,579,476
                                        $ 2,064,918                $ 2,150,097                $ 2,539,236
                                        $ 2,010,198                $ 2,115,481                $ 2,478,040
                                        $ 1,973,813                $ 2,136,001                $ 2,465,898
                                        $ 2,199,618                $ 2,417,526                $ 2,741,092
 4/30/99                                $ 2,512,843                $ 2,716,574                $ 3,124,023
                                        $ 2,480,176                $ 2,700,818                $ 3,094,969
                                        $ 2,720,505                $ 3,007,360                $ 3,464,509
                                        $ 2,665,823                $ 2,925,560                $ 3,381,707
                                        $ 2,676,753                $ 2,952,183                $ 3,343,155
                                        $ 2,614,920                $ 2,852,399                $ 3,221,464
                                        $ 2,629,564                $ 2,913,155                $ 3,336,471
                                        $ 2,859,124                $ 3,174,465                $ 3,701,147
                                        $ 3,291,996                $ 3,578,257                $ 4,368,464
                                        $ 3,244,262                $ 3,599,727                $ 4,329,584
                                        $ 3,222,201                $ 3,647,243                $ 4,517,921
                                        $ 3,214,790                $ 3,665,114                $ 4,563,101
E4/30/00                                $ 2,961,786                $ 3,317,662                $ 4,063,897
                                        $ 2,855,458                $ 3,180,642                $ 3,829,817
                                        $ 3,013,079                $ 3,292,601                $ 4,023,606
                                        $ 2,870,259                $ 3,123,361                $ 3,840,934
                                        $ 2,910,443                $ 3,138,666                $ 3,920,057
                                        $ 2,657,525                $ 2,864,660                $ 3,523,739
                                        $ 2,448,644                $ 2,656,972                $ 3,265,802
                                        $ 2,206,718                $ 2,424,753                $ 2,954,571
                                        $ 2,296,752                $ 2,483,189                $ 3,059,754
                                        $ 2,604,976                $ 2,825,125                $ 3,424,782
                                        $ 2,421,586                $ 2,603,917                $ 3,162,101
                                        $ 2,190,324                $ 2,348,213                $ 2,869,607
E4/30/01                                $ 2,285,822                $ 2,464,214                $ 3,034,896
                                        $ 2,355,540                $ 2,493,538                $ 3,125,640
                                        $ 2,304,189                $ 2,442,421                $ 3,066,878
                                        $ 2,135,523                $ 2,288,060                $ 2,865,997
                                        $ 2,109,896                $ 2,265,408                $ 2,808,391
                                        $ 1,794,256                $ 1,914,723                $ 2,411,846
                                        $ 1,885,942                $ 2,033,627                $ 2,558,486
                                        $ 2,080,383                $ 2,245,938                $ 2,816,893
                                        $ 2,202,293                $ 2,424,265                $ 2,994,076
                                        $ 2,298,534                $ 2,506,448                $ 3,111,144
                                        $ 2,342,895                $ 2,547,554                $ 3,177,412
                                        $ 2,446,451                $ 2,700,916                $ 3,357,889
E4/30/02                                $ 2,472,384                $ 2,718,472                $ 3,391,132
                                        $ 2,439,006                $ 2,675,249                $ 3,360,272
                                        $ 2,242,910                $ 2,474,605                $ 3,112,284
                                        $ 2,035,665                $ 2,286,288                $ 2,881,664
                                        $ 2,061,518                $ 2,321,496                $ 2,903,565
                                        $ 1,858,046                $ 2,071,007                $ 2,620,467
                                        $ 1,943,145                $ 2,205,415                $ 2,742,581
                                        $ 2,072,753                $ 2,357,148                $ 2,914,266
                                        $ 2,007,668                $ 2,278,891                $ 2,840,535
                                        $ 2,007,668                $ 2,268,863                $ 2,816,959
                                        $ 1,944,427                $ 2,207,604                $ 2,756,113
                                        $ 1,854,983                $ 2,144,908                $ 2,665,988
E4/30/03                                $ 2,026,101                $ 2,336,020                $ 2,913,658

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 11/15/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Emerging Markets Equity Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Emerging Markets Equity Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A and B Shares prior to 9/28/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Fleming Emerging Markets Equity Fund, MSCI Emerging Markets Equity Free Index and Lipper Emerging Markets Equity Funds Average from November 15, 1993 to April 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI Emerging Markets Equity Free Index is a replica (or model) of the world's emerging market equity markets. The Lipper Emerging Market Equity Funds Average describes the average total returns for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN FLEMING ASIA EQUITY FUND
     AS OF APRIL 30, 2003

Q. HOW DID THE FUND PERFORM?

A. JPMorgan Fleming Asia Equity Fund, which seeks total return from long term capital growth, declined by 9.7% (Class A Shares, without sales charge) during the six months ended April 30, 2003. This compares with a fall of 6.4% for the MSCI All Country Far East Free ex Japan Index (in U.S. dollars).

Q. WHY DID THE FUND PERFORM THIS WAY?

A. In a highly volatile and unpredictable market, the Fund underperformed its MSCI All Country Far East Free ex Japan Index benchmark for reasons that were essentially short-term in nature. A combination of sentiment driven rallies, geopolitically motivated corrections, and falls in individual stock prices driven by the outbreak of the SARS (Severe Acute Respiratory Syndrome) virus rendered stock selection according to corporate fundamentals largely irrelevant during the six-month period.

During October and November of 2002, the Fund suffered from being underweight in Taiwanese technology stocks, which rallied in sympathy with the U.S. NASDAQ market on hopes for an improvement in global capital expenditure. The Fund was underweight in these stocks, which seemed unduly expensive, and its relative performance suffered accordingly.

With the advent of SARS in March and April, the Fund was unfortunate enough to own two of the stocks most vulnerable to efforts to minimize the spread of the disease. Chinese airlines China National Aviation and China Southern had been acquired as beneficiaries of China's burgeoning economy. Instead, their ticket revenues faltered as people shied away from travel.

Finally, the Fund did not own two of the period's best performers. These were two Korean stocks: the utility KEPCO and LG Electronics.

To an extent these disappointments were offset by strong performances from the portfolio's China plays. Techtronic Industries Co. is a manufacturer of low-cost drills and drill bits for which it has long-term supply contracts with leading U.S. retailers such as Wal-Mart. Another outperformer was PetroChina Co., LTD, which benefited from rising oil prices and growing demand for its petrochemical products.

Q. HOW WAS THE FUND MANAGED?

A. The Fund added to its holdings in companies exposed to Chinese economic growth. These stocks now represent 13% of the portfolio, compared with about 6% at the beginning of the period.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

South Korea               24.60%
Hong Kong                 19.80%
Taiwan                    19.20%
China                     13.60%
Singapore                  9.80%
Malaysia                   8.40%
United Kingdom             1.90%
Indonesia                  1.60%
Thailand                   1.10%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. SAMSUNG ELECTRONICS, CO., LTD (SOUTH KOREA) (9.8%)

2. POSCO (SOUTH KOREA) (3.7%)

3. HUTCHISON WHAMPOA LTD (HONG KONG) (3.7%)

4. CLP HOLDINGS LTD (HONG KONG) (3.2%)

5. KOOKMIN BANK (SOUTH KOREA) (3.0%)

6. CHINA MOBILE LTD (CHINA) (2.7%)

7. SK TELECOM CO., LTD (SOUTH KOREA) (2.5%)

8. TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD (TAIWAN) (2.2%)

9. PETROCHINA CO., LTD, CLASS H (CHINA) (2.0%)

10. SUN HUNG KAI PROPERTIES LTD (HONG KONG) (2.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 34.8% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($7,846,981). AS OF APRIL 30, 2003, THE FUND HELD 72 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                     SINCE INCEPTION
                                         1 YEAR         (11/1/01)
---------------------------------------------------------------------
   Class A Shares
     Without Sales Charge               (25.32%)          (12.16%)
     With Sales Charge*                 (29.61%)          (15.59%)
---------------------------------------------------------------------
   Class B Shares
     Without CDSC                       (25.68%)          (12.59%)
     With CDSC**                        (29.40%)          (14.95%)
---------------------------------------------------------------------
   Institutional Shares                 (25.08%)          (11.97%)
---------------------------------------------------------------------
   Select Shares                        (25.14%)          (12.02%)
---------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 4% CDSC for the period since inception.

                                   (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (11/1/01 TO 4/30/03)

                 JPMORGAN FLEMING ASIA     MSCI ALL COUNTRY FAR EAST       LIPPER PACIFIC REGION FUNDS
           EQUITY FUND (CLASS A SHARES)         FREE INDEX (EX-JAPAN)                  INDEX (EX-JAPAN)
E11/1/01                     $   9,425                     $  10,000                         $  10,000
                             $   9,689                     $  10,000                         $  10,000
                             $   9,921                     $  10,906                         $  10,661
                             $   9,878                     $  11,354                         $  11,083
                             $  10,003                     $  11,386                         $  11,208
                             $  10,455                     $  12,218                         $  11,954
E4/30/02                     $  10,399                     $  12,393                         $  12,039
                             $  10,543                     $  12,153                         $  11,980
                             $   9,966                     $  11,500                         $  11,378
                             $   9,382                     $  11,081                         $  10,869
                             $   9,174                     $  10,838                         $  10,607
                             $   8,319                     $   9,605                         $   9,442
                             $   8,602                     $  10,119                         $   9,697
                             $   8,891                     $  10,630                         $  10,329
                             $   8,338                     $   9,900                         $   9,736
                             $   8,451                     $  10,017                         $   9,806
                             $   7,986                     $   9,578                         $   9,404
                             $   7,583                     $   9,141                         $   8,966
E4/30/03                     $   7,766                     $   9,476                         $   9,435

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 11/1/01.

Class A Shares and Class B Shares were introduced on 11/1/01.

Returns for the Institutional and Select Shares prior to 6/28/02 (offering date of the Institutional and Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Institutional and Select Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Fleming Asia Equity Fund, MSCI All Country Far East Free Index (ex-Japan) and Lipper Pacific Region Funds Index (ex-Japan) from November 1, 2001 to April 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI All Country Far East Free Index (ex-Japan) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Far East, excluding Japan. The Lipper Pacific Region Funds Index (ex-Japan) represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN FLEMING INTERNATIONAL EQUITY FUND
     As of April 30, 2003

Q. HOW DID THE FUND PERFORM?

A. JPMorgan Fleming International Equity Fund, which seeks to provide long-term capital growth and income from a portfolio of foreign stocks, rose 0.7% (Select Shares) in the six months ended April 30, 2003. This compares with a fall of 1.8% for the MSCI EAFE Index (in U.S. dollars).

Q. WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A. The Fund outperformed its MSCI EAFE Index benchmark during a six months that was volatile both in terms of broad stock market moves and company news flow. Stock price falls caused by the run-up to war in Iraq created some highly attractive buying opportunities, which benefited performance in the post-war rally. There were also, however, a number of trading difficulties among portfolio holdings.

When equity markets plunged amid the uncertainty preceding war, the portfolio management team took the opportunity to add to holdings in high quality stocks with low valuations including European financials. As a result, when equity markets rallied from mid-March, financials such as Banco Popular Espanol, Deutsche Bank AG and Nordea AB performed well for the portfolio. The rally also saw good performance from basic materials portfolio stocks including Holcim LTD, St Gobain and Wolseley PLC. Highly geared to economic activity, these companies benefited from the increased optimism that accompanied lower oil prices and relief that military activity had reached a conclusion.

There were, however, a number of stock specific difficulties. The chief detractors from performance were BAE Systems PLC, which warned of cost overruns and delays on U.K. defense projects; Sony Corp., where there are growing doubts about future profitability; HeidelbergCement AG, where trading was damaged by a weak construction market; and Nikko Cordial Corp., which made a full year loss as a result of the Japanese stock market malaise.

Q. HOW WAS THE FUND MANAGED?

A. As equity prices dipped in the early months of 2003, your manager took the opportunity to buy attractive companies trading at low valuations. Broadly speaking, the Fund continues to take an active fundamental approach, focusing on proprietary research at both the local and sector levels.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom             29.50%
Japan                      16.20%
France                     13.10%
Switzerland                 8.20%
Germany                     7.60%
The Netherlands             5.80%
Italy                       5.10%
Finland                     2.80%
Spain                       2.80%
South Korea                 2.40%
Belgium                     2.00%
Sweden                      1.50%
Australia                   1.00%
Hong Kong                   1.00%
Ireland                     1.00%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. TOTAL FINA ELF SA (FRANCE) (4.2%)

2. VODAFONE GROUP PLC (UNITED KINGDOM) (4.1%)

3. ENI-ENTE NAZIONALE IDROCARBURI SPA (ITALY) (4.1%)

4. GLAXOSMITHKLINE PLC (UNITED KINGDOM) (3.2%)

5. NOKIA OYJ (FINLAND) (2.8%)

6. CANON, INC. (JAPAN) (2.2%)

7. NOVARTIS AG (SWITZERLAND) (2.2%)

8. BARCLAYS PLC (UNITED KINGDOM) (2.1%)

9. NESTLE SA (SWITZERLAND) (2.1%)

10.WOLSELEY PLC (UNITED KINGDOM) (1.9%)

TOP 10 EQUITY HOLDINGS COMPRISED 28.9% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($122,982,740). AS OF APRIL 30, 2003, THE FUND HELD 87 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                                                 SINCE
                                                             INCEPTION
                              1 YEAR     3 YEARS    5 YEARS   (5/31/93)
----------------------------------------------------------------------
   Class A Shares
     Without Sales Charge    (16.52%)    (14.76%)    (4.44%)      2.15%
     With Sales Charge*      (21.32%)    (16.43%)    (5.56%)      1.54%
----------------------------------------------------------------------
   Class B Shares
     Without CDSC            (16.94%)    (14.93%)    (4.55%)      2.09%
     With CDSC**             (21.07%)    (15.65%)    (4.84%)      2.09%
----------------------------------------------------------------------
   Class C Shares
     Without CDSC            (16.97%)    (14.94%)    (4.56%)      2.09%
     With CDSC***            (17.79%)    (14.94%)    (4.56%)      2.09%
----------------------------------------------------------------------
   Select Shares             (16.16%)    (14.62%)    (4.34%)      2.20%
----------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

                                   (UNAUDITED)

[CHART]

LIFE OF FUND PERFORMANCE (5/31/93 TO 4/30/03)

                 JPMORGAN FLEMING INTERNATIONAL
                    EQUITY FUND (SELECT SHARES)       MSCI EAFE INDEX      LIPPER INTERNATIONAL FUNDS INDEX
5/31/1993                         $  1,000,000           $  1,000,000                          $  1,000,000
                                  $    984,500           $    984,400                          $    980,300
                                  $  1,013,641           $  1,018,854                          $  1,011,376
                                  $  1,058,748           $  1,073,872                          $  1,078,329
                                  $  1,046,890           $  1,049,710                          $  1,074,339
                                  $  1,064,373           $  1,082,041                          $  1,127,411
                                  $    998,169           $    987,471                          $  1,082,653
                                  $  1,064,348           $  1,058,766                          $  1,191,243
                                  $  1,125,016           $  1,148,232                          $  1,265,457
                                  $  1,090,028           $  1,145,017                          $  1,234,960
                                  $  1,052,640           $  1,095,667                          $  1,178,399
4/30/1994                         $  1,060,429           $  1,142,123                          $  1,209,626
                                  $  1,053,006           $  1,135,613                          $  1,207,812
                                  $  1,047,004           $  1,151,625                          $  1,188,728
                                  $  1,066,897           $  1,162,680                          $  1,225,341
                                  $  1,089,302           $  1,190,236                          $  1,267,738
                                  $  1,041,264           $  1,152,744                          $  1,235,030
                                  $  1,047,199           $  1,191,130                          $  1,257,137
                                  $  1,011,804           $  1,133,837                          $  1,198,429
                                  $  1,019,696           $  1,140,980                          $  1,182,490
                                  $    994,509           $  1,097,166                          $  1,123,839
                                  $    972,232           $  1,093,984                          $  1,123,501
                                  $  1,000,524           $  1,162,249                          $  1,153,049
4/30/1995                         $  1,021,835           $  1,205,949                          $  1,195,482
                                  $  1,000,275           $  1,191,599                          $  1,207,197
                                  $    980,469           $  1,170,746                          $  1,211,785
                                  $  1,032,140           $  1,243,683                          $  1,278,433
                                  $  1,056,086           $  1,196,299                          $  1,256,827
                                  $  1,075,623           $  1,219,627                          $  1,277,816
                                  $  1,063,361           $  1,186,819                          $  1,251,238
                                  $  1,081,119           $  1,219,812                          $  1,264,251
                                  $  1,120,688           $  1,268,971                          $  1,300,914
                                  $  1,159,016           $  1,274,173                          $  1,331,616
                                  $  1,151,135           $  1,278,506                          $  1,337,341
                                  $  1,176,114           $  1,305,610                          $  1,358,204
4/30/1996                         $  1,224,100           $  1,343,603                          $  1,402,481
                                  $  1,208,676           $  1,318,881                          $  1,400,939
                                  $  1,225,597           $  1,326,267                          $  1,413,687
                                  $  1,173,019           $  1,287,540                          $  1,366,046
                                  $  1,166,098           $  1,290,372                          $  1,383,805
                                  $  1,209,711           $  1,324,696                          $  1,414,802
                                  $  1,183,339           $  1,311,184                          $  1,409,143
                                  $  1,236,471           $  1,363,369                          $  1,475,372
                                  $  1,237,707           $  1,345,782                          $  1,488,503
                                  $  1,229,415           $  1,298,680                          $  1,490,438
                                  $  1,261,256           $  1,319,978                          $  1,517,415
                                  $  1,261,256           $  1,324,730                          $  1,525,457
4/30/1997                         $  1,264,536           $  1,331,751                          $  1,532,169
                                  $  1,315,117           $  1,418,448                          $  1,618,584
                                  $  1,371,930           $  1,496,604                          $  1,696,276
                                  $  1,427,631           $  1,520,849                          $  1,750,726
                                  $  1,302,998           $  1,407,242                          $  1,624,499
                                  $  1,379,094           $  1,486,047                          $  1,728,792
                                  $  1,288,901           $  1,371,770                          $  1,597,576
                                  $  1,277,687           $  1,357,778                          $  1,584,157
                                  $  1,300,813           $  1,369,591                          $  1,596,513
                                  $  1,345,822           $  1,432,181                          $  1,635,149
                                  $  1,432,358           $  1,524,127                          $  1,738,981
                                  $  1,512,570           $  1,571,070                          $  1,833,407
4/30/1998                         $  1,548,720           $  1,583,482                          $  1,861,642
                                  $  1,567,925           $  1,575,723                          $  1,865,365
                                  $  1,542,211           $  1,587,698                          $  1,849,137
                                  $  1,590,482           $  1,603,734                          $  1,877,428
                                  $  1,337,595           $  1,405,031                          $  1,607,266
                                  $  1,276,868           $  1,361,897                          $  1,557,280
                                  $  1,350,799           $  1,503,807                          $  1,671,741
                                  $  1,411,585           $  1,580,802                          $  1,755,495
                                  $  1,477,083           $  1,643,085                          $  1,798,680
                                  $  1,520,952           $  1,638,156                          $  1,809,652
                                  $  1,451,901           $  1,599,168                          $  1,763,144
                                  $  1,492,844           $  1,665,853                          $  1,821,856
4/30/1999                         $  1,553,155           $  1,733,320                          $  1,906,755
                                  $  1,478,604           $  1,644,054                          $  1,835,824
                                  $  1,529,172           $  1,708,172                          $  1,922,842
                                  $  1,568,319           $  1,758,905                          $  1,965,721
                                  $  1,596,078           $  1,765,413                          $  1,981,250
                                  $  1,616,987           $  1,783,244                          $  1,987,590
                                  $  1,659,352           $  1,850,115                          $  2,056,957
                                  $  1,816,160           $  1,914,314                          $  2,207,732
                                  $  2,055,712           $  2,086,220                          $  2,479,062
                                  $  1,981,912           $  1,953,745                          $  2,334,037
                                  $  2,128,375           $  2,006,300                          $  2,488,084
                                  $  2,139,656           $  2,084,145                          $  2,494,553
E4/30/00                          $  1,993,517           $  1,974,519                          $  2,336,398
                                  $  1,904,806           $  1,926,341                          $  2,272,147
                                  $  1,957,378           $  2,001,661                          $  2,377,348
                                  $  1,857,748           $  1,917,791                          $  2,300,322
                                  $  1,874,839           $  1,934,476                          $  2,339,197
                                  $  1,755,037           $  1,840,267                          $  2,202,822
                                  $  1,704,492           $  1,796,836                          $  2,127,926
                                  $  1,660,345           $  1,729,455                          $  2,038,127
                                  $  1,714,971           $  1,790,851                          $  2,114,150
                                  $  1,713,084           $  1,789,955                          $  2,126,623
                                  $  1,578,093           $  1,655,709                          $  1,977,334
                                  $  1,488,773           $  1,545,273                          $  1,838,327
E4/30/01                          $  1,587,777           $  1,652,669                          $  1,950,098
                                  $  1,540,143           $  1,594,330                          $  1,902,905
                                  $  1,476,073           $  1,529,122                          $  1,849,244
                                  $  1,442,124           $  1,501,292                          $  1,801,163
                                  $  1,407,513           $  1,463,309                          $  1,764,960
                                  $  1,290,689           $  1,315,076                          $  1,572,579
                                  $  1,336,121           $  1,348,742                          $  1,615,196
                                  $  1,391,570           $  1,398,511                          $  1,675,443
                                  $  1,423,577           $  1,406,762                          $  1,705,266
                                  $  1,359,943           $  1,332,063                          $  1,636,373
                                  $  1,375,718           $  1,341,387                          $  1,659,282
                                  $  1,451,933           $  1,413,956                          $  1,747,058
E4/30/02                          $  1,480,391           $  1,423,288                          $  1,759,288
                                  $  1,489,273           $  1,441,364                          $  1,784,446
                                  $  1,450,105           $  1,383,998                          $  1,713,960
                                  $  1,303,354           $  1,247,397                          $  1,542,907
                                  $  1,315,345           $  1,244,528                          $  1,544,141
                                  $  1,164,212           $  1,110,866                          $  1,377,837
                                  $  1,232,668           $  1,170,519                          $  1,449,347
                                  $  1,289,740           $  1,223,661                          $  1,517,901
                                  $  1,248,727           $  1,182,546                          $  1,469,328
                                  $  1,177,424           $  1,133,234                          $  1,415,551
                                  $  1,145,634           $  1,107,283                          $  1,373,650
                                  $  1,119,857           $  1,085,580                          $  1,339,996
E4/30/03                          $  1,240,965           $  1,191,967                          $  1,472,656

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares prior to 1/1/97 (offering date of the Select Shares) are calculated using performance of a predecessor account and the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

Returns for the Class A and B Shares prior to 2/28/02 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

Returns for Class C Shares prior to 1/31/03 (offering date of the Class C Shares) are calculated using the historical expenses of the Class B Shares, which are similar to the expenses of the Class C Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Fleming International Equity Fund, MSCI EAFE Index, and Lipper International Funds Index from May 31, 1993 to April 30, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE (Europe, Australasia, Far East) Index is a replica (or model) of the world's equity markets, excluding the U.S. and Canada. The Lipper International Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

     JPMORGAN FLEMING EUROPEAN FUND
     Portfolio of Investments

As of April 30, 2003 (unaudited)

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- 100.0%
--------------------------------------------------------------------------------
             COMMON STOCKS -- 98.2%
             Austria -- 4.0%
    6,744    OMV AG                                                   $  809,828
  142,376    Telekom Austria AG *                                      1,458,621
                                                                      ----------
                                                                       2,268,449
             Belgium -- 2.0%
    8,520    Colruyt SA                                                  556,710
   27,864    Delhaize Group                                              588,650
                                                                      ----------
                                                                       1,145,360
             Croatia -- 0.6%
   25,133    Pliva D.D., GDR                                             345,579

             Denmark -- 2.8%
       55    Dampskibsselskabet Svendborg, Class B                       721,742
   34,355    William Demant Holding *                                    857,242
                                                                      ----------
                                                                       1,578,984
             Finland -- 4.7%
  319,300    Fortum OYJ                                                2,291,253
   26,807    Upm-Kymmene OYJ                                             391,906
                                                                      ----------
                                                                       2,683,159
             France -- 13.3%
   25,405    Autoroutes du Sud de la France *                            694,621
      517    Bricorama SA                                                 18,457
   14,406    Cap Gemini SA                                               448,228
   18,585    Clarins                                                   1,032,891
    2,918    Etam Developpement SA *                                      47,056
  104,303    France Telecom                                            2,409,517
    2,785    Groupe Steria SCA                                            47,460
   25,481    JC Decaux SA *                                              245,977
    8,686    LVMH Moet Hennessy Louis Vuitton SA                         379,018
   23,119    Vinci SA                                                  1,505,473
  106,724    Wanadoo *                                                   728,914
                                                                      ----------
                                                                       7,557,612
             Germany -- 15.6%
   18,175    Altana AG                                                   896,519
  141,380    Deutsche Telekom AG                                       1,890,200
   32,641    Fresenius Medical Care AG                                 1,635,583
   22,727    Metro AG                                                    623,936
   48,233    Schwarz Pharma AG                                         2,066,990
   17,346    Singulus Technologies AG *                                  300,050
   12,929    Stada Arzneimittel AG                                       675,986
   92,515    T-Online International AG *                                 726,855
                                                                      ----------
                                                                       8,816,119
             Greece -- 2.1%
   57,560    Hellenic Technodomiki Tev SA                                359,726
   76,720    Hellenic Telecommunications Organization SA                 821,945
                                                                      ----------
                                                                       1,181,671
             Ireland -- 2.0%
   74,210    CRH PLC                                                   1,138,750

                       See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------
             Italy -- 12.2%
  269,694    Banca Nazionale del Lavoro SPA *                         $  437,020
   26,535    e.Biscom *                                                  764,607
   37,143    ENI-Ente Nazionale Idrocarburi SPA                          529,335
   89,030    Italcementi SPA                                             929,984
    6,586    Permasteelisa SPA                                           119,804
  220,929    Saeco International Group SPA *                             845,687
2,259,940    Seat-Pagine Gialle SPA *                                  1,533,428
  211,995    Telecom Italia SPA                                        1,043,343
    9,108    TIM SPA                                                      39,540
  135,570    Tiscali SPA *                                               653,597
                                                                      ----------
                                                                       6,896,345
             Norway -- 3.8%
    9,646    Norsk Hydro ASA                                             408,016
   50,849    Statoil ASA                                                 403,287
  328,958    Telenor ASA                                               1,316,246
                                                                      ----------
                                                                       2,127,549
             Portugal -- 4.4%
  530,453    Banco Comercial Portugues SA, Class R                       751,819
  437,552    Electricidade de Portugal SA                                791,057
   48,396    Jeronimo Martins SA *                                       382,929
   75,714    Portugal Telecom SGPS SA                                    541,623
                                                                      ----------
                                                                       2,467,428
             Spain -- 4.4%
   40,613    ACESA Infraestructuras SA                                   528,024
    7,444    ACS Actividades Cons y Serv                                 280,377
   29,761    Endesa SA                                                   422,139
   31,499    Gamesa Corporacion Tecnologica SA *                         645,757
   10,223    Grupo Ferrovial SA                                          271,302
   26,752    Telefonica Publicidad e Informacion SA                      114,644
   30,145    Viscofan SA                                                 213,625
                                                                      ----------
                                                                       2,475,868
             Sweden -- 4.5%
  112,384    Saab AB, Class B                                          1,408,286
  318,447    TeliaSonera AB *                                          1,155,004
                                                                      ----------
                                                                       2,563,290
             Switzerland -- 0.1%
      600    Siegfried Holding AG *                                       73,214

             The Netherlands -- 4.9%
  126,870    Buhrmann NV                                                 423,344
   42,583    Koninklijke KPN NV *                                        283,234
  575,136    Laurus NV *                                                 795,894
   18,839    Royal Dutch Petroleum Co.                                   770,539
    5,933    Sligro Food Group NV                                        274,118
  261,210    VersaTel Telecom International NV *                         241,953
                                                                      ----------
                                                                       2,789,082
             United Kingdom -- 16.8%
   38,266    Abbey National PLC                                          271,852
   45,585    AWG PLC *                                                   390,148
  680,305    BT Group PLC                                              1,948,994
  165,609    DS Smith PLC                                                423,499

                       See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------
             United Kingdom -- Continued
   44,268    Enterprise Inns PLC                                    $    433,709
   52,780    ICAP PLC                                                    820,352
   46,009    Johnston Press PLC                                          276,122
  131,036    Kingfisher PLC                                              512,056
  112,367    Scottish Power PLC                                          698,163
   48,620    Severn Trent PLC                                            555,608
  130,225    Shell Transport & Trading Co., PLC                          779,980
  427,035    Stagecoach Group PLC                                        300,306
  152,180    Tate & Lyle PLC                                             722,373
    4,800    TI Automotive LTD, Class A (d) (f) *                              0
   57,539    United Utilities PLC                                        552,694
   19,758    Victrex PLC                                                  84,156
  178,649    Wimpey George PLC                                           713,819
                                                                    ------------
                                                                       9,483,831
             -------------------------------------------------------------------
             Total Common Stocks                                      55,592,290
               (Cost $51,226,599)
             -------------------------------------------------------------------

             PREFERRED STOCK -- 1.4%
             Germany -- 1.4%
   12,620    Henkel KGaA                                                 812,640
               (Cost $786,501)

             WARRANT -- 0.0% ^
             Italy -- 0.0% ^
    4,227    La Fondiaria Assicurazioni SPA, expires 6/30/08              10,850
               (Cost $0)
  PRINCIPAL
   AMOUNT
   (EUR)
             FOREIGN GOVERNMENT SECURITY -- 0.4%
             Germany -- 0.4%
$ 214,000    Federal Republic of Germany, Ser.
               139, 4.00%, 2/16/07                                       247,505
               (Cost $231,249)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                            $ 56,663,285
               (Cost $52,244,349)
================================================================================

                       See notes to financial statements.

SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2003

INDUSTRY                                         % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------
Telecommunications                                           20.9%
Oil & Gas                                                     9.9
Construction                                                  9.5
Pharmaceuticals                                               7.0
Food/Beverage Products                                        7.0
Utilities                                                     6.0
Telecommunications Equipment                                  4.8
Health Care/Health Care Services                              4.4
Consumer Products                                             3.9
Multi-Media                                                   3.2
Banking                                                       2.6
Internet Services/Software                                    2.6
Aerospace                                                     2.5
Retailing                                                     2.1
Manufacturing                                                 1.9
Appliances & Household Durables                               1.5
Financial Services                                            1.4
Paper/Forest Products                                         1.4
Transportation                                                1.3
Engineering Services                                          1.1
Other (below 1.0%)                                            5.0
---------------------------------------------------------------------------
Total                                                       100.0%
---------------------------------------------------------------------------

                       See notes to financial statements.

Forward Foreign Currency Exchange Contracts

                                                                 NET UNREALIZED
                                     SETTLEMENT      VALUE        APPRECIATION
                      SETTLEMENT       VALUE       AT 4/30/03    (DEPRECIATION)
   CONTRACTS TO BUY      DATE          (USD)         (USD)            (USD)
-------------------------------------------------------------------------------
      42,547  CHF         5/2/03    $    30,966   $    31,370       $    404
     964,547  EUR         5/2/03      1,058,011     1,076,431         18,420
     468,068  SEK         5/5/03         57,143        57,212             69
                                    -----------   -----------       --------
                                    $ 1,146,120   $ 1,165,013       $ 18,893
                                    ===========   ===========       ========

                                                                 NET UNREALIZED
                                     SETTLEMENT      VALUE        APPRECIATION
                      SETTLEMENT       VALUE      AT 4/30/03     (DEPRECIATION)
   CONTRACTS TO SELL     DATE          (USD)         (USD)            (USD)
-------------------------------------------------------------------------------
   6,737,307  NOK         5/5/03    $   955,660   $   962,460      $  (6,800)

                       See notes to financial statements.

     JPMORGAN FLEMING JAPAN FUND
     Portfolio of Investments

As of April 30, 2003 (unaudited)

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- 100.0%
--------------------------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             Automotive -- 13.1%
    3,000    Bridgestone Corp.                                          $ 34,035
    1,600    Denso Corp.                                                  22,807
    7,000    Harada Industry Co., LTD                                     24,946
    1,000    Honda Motor Co., LTD                                         33,121
    2,000    Keihin Corp.                                                 19,822
    9,000    Mazda Motor Corp.                                            15,848
    4,000    Nissan Motor Co., LTD                                        30,689
                                                                        --------
                                                                         181,268
             Business Services -- 5.9%
       13    Backs Group, Inc.                                            19,621
      600    Drake Beam Morin Japan, Inc. *                               20,325
       20    E-System Corp. *                                             13,500
        8    Goodwill Group, Inc.                                         29,046
                                                                        --------
                                                                          82,492
             Chemicals -- 5.0%
    3,000    Chugoku Marine Paints LTD                                     8,704
    1,600    Shin-Etsu Chemical Co., LTD                                  47,895
    5,000    Sumitomo Chemical Co., LTD                                   13,542
                                                                        --------
                                                                          70,141
             Computer Networks -- 2.2%
      200    Obic Co., LTD                                                30,522

             Computer Software -- 2.4%
    1,000    CSK Corp.                                                    17,650
    1,500    Fuji Soft Abc, Inc.                                          15,848
                                                                        --------
                                                                          33,498
             Construction Materials -- 4.0%
    2,000    Daikin Industries LTD                                        33,272
    1,000    Rinnai Corp.                                                 21,801
                                                                        --------
                                                                          55,073
             Consumer Services -- 1.3%
    3,000    Nishio Rent All Co., LTD                                     18,112

             Distribution -- 6.6%
    4,000    Canon Sales Co., Inc.                                        29,952
      700    Misumi Corp.                                                 19,369
    4,000    Mitsubishi Corp.                                             23,780
      900    Tomen Electronics Corp.                                      19,319
                                                                        --------
                                                                          92,420
             Electronics/Electrical Equipment -- 15.6%
      400    Advantest Corp.                                              13,416
    1,000    Fanuc LTD                                                    40,919
      200    Keyence Corp.                                                32,148
      500    Mabuchi Motor Co., LTD                                       37,355
    3,000    Phoenix Electric Co., LTD                                    23,268
      600    SMC Corp.                                                    45,179
    3,000    Taiyo Yuden Co., LTD                                         22,866
                                                                        --------
                                                                         215,151
             Engineering Services -- 1.5%
    3,000    JGC Corp.                                                    21,130

                   See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments-- Continued
--------------------------------------------------------------------------------
             Food/Beverage Products -- 1.8%
    1,000    Toyo Suisan Kaisha LTD                                  $    10,683
    1,000    Yakult Honsha Co., LTD                                       14,673
                                                                     -----------
                                                                          25,356
             Machinery & Engineering Equipment -- 4.1%
    5,000    Komatsu LTD                                                  19,076
    6,000    Nippon Thompson Co., LTD                                     20,828
    8,000    Trinity Industrial Corp.                                     17,508
                                                                     -----------
                                                                          57,412
             Manufacturing -- 8.0%
    8,000    Nakakita Seisakusho Co., LTD                                 18,447
    5,000    Namura Shipbuilding Co., LTD                                 10,733
      700    Noritsu Koki Co., LTD                                        21,130
   10,000    NSK LTD                                                      26,664
    1,000    TDK Corp.                                                    34,715
                                                                     -----------
                                                                         111,689
             Office/Business Equipment -- 8.0%
    2,000    Canon, Inc.                                                  80,832
    2,000    Ricoh Co., LTD                                               30,672
                                                                     -----------
                                                                         111,504
             Photographic Equipment -- 3.7%
    2,000    Fuji Photo Film Co., LTD                                     50,981

             Retailing -- 6.1%
        3    Geo Co., LTD                                                 12,376
        3    Geo Co., LTD (W/I) *                                         12,326
      400    Ryohin Keikaku Co., LTD                                       7,379
      600    Sugi Pharmacy Co., LTD                                       27,621
    1,300    Yamada Denki Co., LTD                                        25,071
                                                                     -----------
                                                                          84,773
             Semi-Conductors -- 1.3%
    1,000    Shinko Electric Industries                                   17,609

             Steel -- 1.2%
   10,000    Topy Industries LTD                                          17,273

             Telecommunications -- 5.3%
        6    KDDI Corp.                                                   18,212
       27    NTT Docomo, Inc.                                             55,694
                                                                     -----------
                                                                          73,906
             Tire & Rubber -- 0.0% ^
      200    Yokohama Rubber Co., LTD                                        470

             Tools/Equipment -- 2.9%
    2,200    THK Co., LTD                                                 20,292
    5,000    Toyoda Machine Works LTD                                     19,998
                                                                     -----------
                                                                          40,290
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                             $ 1,391,070
             (Cost $1,387,424)
--------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN FLEMING INTERNATIONAL GROWTH FUND
     Portfolio of Investments

As of April 30, 2003 (unaudited)

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- 100.0%
--------------------------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             Belgium -- 2.0%
    5,560    Dexia                                                     $  63,825

             Brazil -- 1.1%
    1,870    Uniao de Bancos Brasileiros SA, ADR                          33,941

             Finland -- 3.7%
    7,070    Nokia OYJ                                                   119,802

             France -- 17.1%
    2,530    Aventis SA                                                  128,698
    1,910    BNP Paribas                                                  89,794
    2,380    Compagnie de Saint-Gobain                                    82,521
    3,920    Dassault Systemes SA                                        113,439
    1,040    Total Fina Elf SA                                           136,589
                                                                       ---------
                                                                         551,041
             Germany -- 7.4%
    1,250    Altana AG                                                    61,644
    1,520    Bayerische Motoren Werke AG                                  50,748
      730    Deutsche Bank AG                                             37,811
    1,970    Schering AG                                                  87,969
                                                                       ---------
                                                                         238,172
             Hong Kong -- 2.7%
    5,000    Cheung Kong Holdings LTD                                     27,632
   54,000    Li & Fung LTD                                                60,584
                                                                       ---------
                                                                          88,216
             Italy -- 1.9%
    4,180    ENI-Ente Nazionale Idrocarburi SPA                           59,664

             Japan -- 13.8%
    3,000    Canon, Inc.                                                 121,227
    3,500    Chugai Pharmaceutical Co., LTD                               36,678
    3,000    Fuji Photo Film Co., LTD                                     76,459
    1,400    Honda Motor Co., LTD                                         46,362
   14,000    Nikko Cordial Corp.                                          37,559
      800    Nintendo Co., LTD                                            62,508
    1,210    Takefuji Corp.                                               62,995
                                                                       ---------
                                                                         443,788
             South Korea -- 5.8%
    2,050    Kookmin Bank, ADR                                            56,478
      670    Samsung Electronics Co., LTD, GDR                            84,095
    3,100    SK Telecom Co., LTD, ADR *                                   47,120
                                                                       ---------
                                                                         187,693
             Spain -- 1.9%
    2,350    Altadis SA                                                   60,678

             Sweden -- 2.6%
   15,770    Nordea AB                                                    83,768

             Switzerland -- 2.5%
      390    Nestle SA                                                    79,542


                       See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------

             Taiwan -- 1.4%
    7,072    Hon Hai Precision Industry Co., GDR                     $    44,225

             The Netherlands -- 4.4%
    4,750    Koninklijke Philips Electronics NV                           88,506
    4,170    Wolters Kluwer NV                                            54,394
                                                                     -----------
                                                                         142,900
             United Kingdom -- 31.7%
   11,200    Aviva PLC                                                    78,814
   30,000    BAE Systems PLC                                              60,933
   13,820    Barclays PLC                                                 95,537
   23,990    BG Group PLC                                                 96,014
   14,810    Compass Group PLC                                            68,215
    7,300    GlaxoSmithKline PLC                                         146,403
   17,820    LogicaCMG PLC                                                31,492
    1,500    Reckitt Benckiser PLC                                        26,472
    2,100    Rio Tinto PLC                                                40,168
    4,580    Royal Bank of Scotland Group PLC                            120,200
   25,900    Tesco PLC                                                    82,015
   80,900    Vodafone Group PLC                                          159,788
    1,910    Wolseley PLC                                                 18,481
                                                                     -----------
                                                                       1,024,532
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                             $ 3,221,787
               (Cost $3,907,594)
--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2003

INDUSTRY                                         % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------
Banking                                                      18.0%
Pharmaceuticals                                              14.3
Telecommunications                                           10.1
Oil & Gas                                                     9.1
Food/Beverage Products                                        7.1
Consumer Products                                             4.6
Office/Business Equipment                                     3.8
Computer Software                                             3.5
Financial Services                                            3.1
Automotive                                                    3.0
Electronics/Electrical Equipment                              2.7
Semi-Conductors                                               2.6
Construction Materials                                        2.6
Insurance                                                     2.5
Photographic Equipment                                        2.4
Computers/Computer Hardware                                   2.4
Toys & Games                                                  1.9
Aerospace                                                     1.9
Multi-Media                                                   1.7
Metals/Mining                                                 1.3
Other (below 1%)                                              1.4
---------------------------------------------------------------------------
Total                                                       100.0%
---------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN FLEMING INTERNATIONAL VALUE FUND
     Portfolio of Investments

As of April 30, 2003 (unaudited)

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- 99.3%
--------------------------------------------------------------------------------
             COMMON STOCKS -- 99.3%
             Australia -- 5.0%
   85,263    Australia & New Zealand Banking Group LTD               $   994,723
  322,259    WMC Resources LTD *                                         806,358
                                                                     -----------
                                                                       1,801,081
             Belgium -- 0.9%
   29,470    Dexia                                                       337,764

             Brazil -- 1.3%
   42,500    Cia Energetica de Minas Gerais, ADR                         450,500

             Denmark -- 1.0%
    9,566    ISS A/S                                                     358,043

             France -- 7.2%
   27,360    BNP Paribas                                               1,284,245
   10,423    Michelin (C.G.D.E.), Class B                                385,602
    6,982    Total Fina Elf SA                                           915,547
                                                                     -----------
                                                                       2,585,394
             Germany -- 9.4%
   15,576    BASF AG                                                     694,789
   27,733    Bayerische Motoren Werke AG                                 924,474
   24,996    E.ON AG                                                   1,196,436
   12,385    Schering AG                                                 552,173
                                                                     -----------
                                                                       3,367,872
             Hong Kong -- 1.1%
  219,000    Wharf Holdings LTD                                          383,297

             India -- 1.4%
   44,457    Reliance Industries LTD, GDR, #                             516,261

             Italy -- 3.0%
   34,817    ENI-Ente Nazionale Idrocarburi SPA                          496,187
  134,435    UniCredito Italiano SPA                                     588,114
                                                                     -----------
                                                                       1,084,301
             Japan -- 13.6%
   20,500    Chugai Pharmaceutical Co., LTD                              214,867
  102,000    Daiwa Securities Group, Inc.                                401,124
  217,000    Hitachi LTD                                                 724,182
   51,100    JFE Holdings, Inc.                                          615,719
  262,000    Kubota Corp.                                                604,142
  601,000    Marubeni Corp.                                              569,453
  105,300    Nissan Motor Co., LTD                                       807,895
   99,000    Sompo Japan Insurance, Inc.                                 452,415
   13,200    Takeda Chemical Industries LTD                              483,683
                                                                     -----------
                                                                       4,873,480
             Russia -- 2.2%
   11,340    LUKOIL, ADR                                                 780,646

                       See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------
             Singapore -- 3.6%
  162,000    DBS Group Holdings LTD                                  $   793,760
  618,000    Singapore Telecommunications LTD                            504,674
                                                                     -----------
                                                                       1,298,434
             South Korea -- 1.2%
    3,367    Samsung Electronics Co., LTD, GDR, #                        422,607

             Spain -- 6.4%
   79,913    Iberdrola SA                                              1,286,905
   91,479    Telefonica SA *                                           1,011,715
                                                                     -----------
                                                                       2,298,620
             Switzerland -- 8.6%
   24,502    Credit Suisse Group                                         585,317
    3,215    Holcim LTD, Class B                                         603,272
   12,484    Swiss Reinsurance Co.                                       815,515
   22,877    UBS AG                                                    1,085,405
                                                                     -----------
                                                                       3,089,509
             The Netherlands -- 11.8%
   68,657    ING Groep NV                                              1,114,835
   42,261    Koninklijke Philips Electronics NV                          786,210
   28,626    Royal Dutch Petroleum Co.                                 1,170,839
   34,805    TPG NV                                                      543,015
   21,412    VNU NV                                                      621,289
                                                                     -----------
                                                                       4,236,188
             United Kingdom -- 21.6%
  159,700    Barclays PLC                                              1,103,285
  322,240    BT Group PLC                                                923,180
   26,780    GlaxoSmithKline PLC                                         536,730
   44,662    Imperial Tobacco Group PLC                                  747,365
  615,871    Legal & General Group PLC                                   762,850
   32,201    Royal Bank of Scotland Group PLC                            844,551
  144,278    Scottish Power PLC                                          896,434
  241,657    Tesco PLC                                                   764,737
  170,600    TI Automotive LTD, Class A (d) (f) *                              0
  124,050    Unilever PLC                                              1,219,326
                                                                     -----------
                                                                       7,798,458
--------------------------------------------------------------------------------
             Total Common Stocks                                      35,682,455
             (Cost $32,295,156)
--------------------------------------------------------------------------------
     Short-Term Investments - 0.7%
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
             U.S. TREASURY SECURITY -- 0.7%
$ 250,000    U.S. Treasury Bill, 1.10%, 8/28/03 @                        249,066
             (Cost $249,091)

                       See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Short-Term Investments -- Continued
--------------------------------------------------------------------------------
             MONEY MARKET FUND -- 0.0%^
    8,720    JPMorgan Prime Money Market Fund (a)                   $      8,720
             (Cost $8,720)
--------------------------------------------------------------------------------
             Total Short-Term Investments                                257,786
             (Cost $257,811)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                            $ 35,940,241
             (Cost $32,552,967)
--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2003

INDUSTRY                                         % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------
Banking                                                      21.2%
Utilities                                                    10.7
Oil & Gas                                                     9.3
Insurance                                                     8.7
Automotive                                                    5.9
Food/Beverage Products                                        5.5
Pharmaceuticals                                               5.0
Telecommunications                                            4.2
Electronics/Electrical Equipment                              4.2
Chemicals                                                     3.4
Telecommunications Equipment                                  2.6
Metals/Mining                                                 2.2
Agricultural Production/Services                              2.1
Multi-Media                                                   1.7
Steel                                                         1.7
Machinery & Engineering Equipment                             1.7
Construction Materials                                        1.7
Distribution                                                  1.6
Transportation                                                1.5
Semi-Conductors                                               1.2
Financial Services                                            1.1
Diversified                                                   1.1
Consumer Services                                             1.0
Other (below 1.0%)                                            0.7
---------------------------------------------------------------------------
Total                                                       100.0%
---------------------------------------------------------------------------

Futures Contracts

--------------------------------------------------------------------------------
                                                  NOTIONAL           UNREALIZED
  NUMBER                                          VALUE AT          APPRECIATION
    OF                              EXPIRATION    4/30/03          (DEPRECIATION)
 CONTRACTS   DESCRIPTION               DATE        (USD)                (USD)
--------------------------------------------------------------------------------
          LONG FUTURES OUTSTANDING
    10    DJ Euro Stoxx             June, 2003   $ 255,786            $   (3,467)
     5    FTSE 100 Index            June, 2003     312,700                (1,307)
     2    Topix Index               June, 2003     132,232                   486

                       See notes to financial statements.

Forward Foreign Currency Exchange Contracts

                                                                                       NET UNREALIZED
                                                      SETTLEMENT         VALUE          APPRECIATION
                                       SETTLEMENT        VALUE         AT 4/30/03      (DEPRECIATION)
   CONTRACTS TO BUY                       DATE           (USD)            (USD)             (USD)
-----------------------------------------------------------------------------------------------------
      300,000  CHF for
   26,144,400  JPY                        5/23/03   $      219,398   $      221,329    $        1,931
    1,220,000  EUR for
  157,417,776  JPY                        5/23/03        1,321,013        1,360,474            39,461
   36,280,440  JPY for
      420,000  CHF                        5/23/03          309,860          304,457            (5,403)
   44,352,050  JPY for
      230,000  GBP                        5/23/03          367,116          372,192             5,076
      171,964  AUD                        5/23/03          100,684          107,351             6,667
    2,470,000  CHF                        5/23/03        1,822,419        1,822,269              (150)
   11,860,140  DKK                        5/23/03        1,704,167        1,781,280            77,113
    1,440,000  EUR                        5/23/03        1,577,478        1,605,806            28,328
    1,848,678  GBP                        5/23/03        2,914,097        2,950,776            36,679
    6,929,212  HKD                        5/23/03          888,190          888,337               147
1,016,626,636  JPY                        5/23/03        4,761,688        4,754,999            (6,689)
    1,326,085  NOK                        5/23/03          186,804          189,066             2,262
    6,508,227  SEK                        5/23/03          759,694          794,565            34,871
                                                    --------------   --------------    --------------
                                                    $   16,932,608   $   17,152,901    $      220,293
                                                    ==============   ==============    ==============

                                                                                       NET UNREALIZED
                                                      SETTLEMENT         VALUE          APPRECIATION
                                       SETTLEMENT       VALUE          AT 4/30/03      (DEPRECIATION)
   CONTRACTS TO SELL                      DATE          (USD)            (USD)              (USD)
-----------------------------------------------------------------------------------------------------
    3,280,968  CHF                        5/23/03   $    2,397,996   $    2,420,570    $      (22,574)
    7,649,338  EUR                        5/23/03        8,219,176        8,530,108          (310,932)
      711,919  GBP                        5/23/03        1,117,501        1,136,334           (18,833)
    3,615,591  HKD                        5/23/03          463,500          463,525               (25)
  214,181,850  JPY                        5/23/03        1,801,656        1,797,364             4,292
    1,983,354  SGD                        5/23/03        1,135,649        1,117,388            18,261
                                                    --------------   --------------    --------------
                                                    $   15,135,478   $   15,465,289    $     (329,811)
                                                    ==============   ==============    ==============

                       See notes to financial statements.

     JPMORGAN FLEMING INTERNATIONAL
       OPPORTUNITIES FUND

     PORTFOLIO OF INVESTMENTS

As of April 30, 2003 (unaudited)

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- 99.3%
--------------------------------------------------------------------------------

             COMMON STOCKS -- 98.3%
             Australia -- 3.2%
  136,877    Alumina LTD                                           $     373,319
  150,000    Commonwealth Bank of Australia                            2,554,126
  497,884    Foster's Group LTD                                        1,395,305
  719,595    Southern Pacific Petroleum NL *                              99,032
  801,491    WMC Resources LTD *                                       2,005,495
                                                                   -------------
                                                                       6,427,277

             Belgium -- 1.2%
  107,544    Interbrew SA                                              2,400,375

             Finland -- 2.4%
  287,710    Nokia OYJ                                                 4,867,624

             France -- 11.9%
  120,618    BNP Paribas                                               5,661,666
   73,518    France Telecom                                            1,698,349
   17,210    Lafarge SA                                                1,156,219
   41,051    Pechiney SA, A Shares                                     1,184,260
   45,343    Sanofi-Synthelabo SA                                      2,704,711
   21,084    Technip-Coflexip SA                                       1,727,078
   29,030    Thales SA                                                   776,565
   35,959    Total Fina Elf SA                                         4,715,289
   30,610    Valeo SA                                                    876,904
  158,152    Veolia Environnement                                      3,415,219
                                                                   -------------
                                                                      23,916,260

             Germany -- 3.2%
    7,030    Adidas-Salomon AG                                           608,023
   37,300    Bayerische Motoren Werke AG                               1,243,389
   16,600    DaimlerChrysler AG                                          535,388
   41,291    Deutsche Telekom AG                                         552,046
   33,320    E.ON AG                                                   1,594,865
   44,900    Schering AG                                               2,001,825
                                                                   -------------
                                                                       6,535,536

             Hong Kong -- 2.6%
  244,500    CLP Holdings LTD                                          1,000,064
  920,300    CNOOC LTD                                                 1,209,516
   70,000    Sun Hung Kai Properties LTD                                 328,502
1,533,000    Wharf Holdings LTD                                        2,683,077
                                                                   -------------
                                                                       5,221,159

             India -- 2.4%
   75,718    Ranbaxy Laboratories LTD, GDR                             1,177,415
  321,660    Reliance Industries LTD, GDR, #                           3,735,309
                                                                   -------------
                                                                       4,912,724

             Italy -- 3.1%
   99,200    ENI-Ente Nazionale Idrocarburi SPA                        1,413,727
1,101,717    UniCredito Italiano SPA                                   4,819,689
                                                                   -------------
                                                                       6,233,416

                       See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------

             Japan -- 14.8%
   45,100    Aeon Co., LTD                                         $   1,024,828
   33,300    Aiful Corp.                                               1,250,914
  154,100    Chugai Pharmaceutical Co., LTD                            1,615,169
  200,000    Daiwa Securities Group, Inc.                                786,517
  101,200    Fast Retailing Co., LTD                                   2,944,525
  727,000    Fujitsu LTD                                               2,029,943
   94,700    Honda Motor Co., LTD                                      3,136,551
  208,600    JFE Holdings, Inc.                                        2,513,485
   37,800    Kyocera Corp.                                             1,844,675
  161,000    Matsushita Electric Industrial Co., LTD                   1,282,492
  535,000    Minebea Co., LTD                                          1,588,043
  571,000    Mitsubishi Chemical Corp.                                   947,996
  170,000    Mitsubishi Pharma Corp.                                   1,026,329
  238,000    NEC Corp.                                                   744,374
   11,100    Nintendo Co., LTD                                           867,449
      430    Nippon Telegraph & Telephone Corp.                        1,507,127
  204,000    Ricoh Co., LTD                                            3,128,593
   14,400    Rohm Co., LTD                                             1,483,951
                                                                   -------------
                                                                      29,722,961

             Mexico -- 1.1%
  129,640    Grupo Financiero BBVA Bancomer SA de CV, ADR *            2,254,711

             Philippines -- 0.0% ^
  375,000    ABS-CBN Broadcasting Corp., PDR *                            85,755

             Russia -- 2.0%
   59,170    LUKOIL, ADR                                               4,073,262

             Singapore -- 1.0%
  261,000    DBS Group Holdings LTD                                    1,278,835
  905,000    Singapore Telecommunications LTD                            739,046
                                                                   -------------
                                                                       2,017,881

             South Korea -- 1.6%
   53,192    KT Corp., ADR                                             1,077,670
    4,180    Samsung Electronics Co., LTD                              1,049,300
   69,040    SK Telecom Co., LTD, ADR                                  1,049,408
                                                                   -------------
                                                                       3,176,378

             Spain -- 3.3%
   50,005    Acerinox SA                                               1,863,343
  272,113    Iberdrola SA                                              4,382,062
   29,409    Repsol YPF SA                                               428,306
                                                                   -------------
                                                                       6,673,711

             Sweden -- 2.1%
  260,612    Assa Abloy AB, Class B                                    2,485,145
  155,735    Securitas AB, B Shares                                    1,827,764
                                                                   -------------
                                                                       4,312,909

             Switzerland -- 9.2%
  167,647    Credit Suisse Group                                       4,004,839
   25,340    Lonza Group AG                                            1,538,560
  115,160    Novartis AG                                               4,542,549
   22,490    Roche Holding AG                                          1,431,016

                       See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------

             Switzerland -- Continued
    1,097    Serono SA                                             $     595,290
   18,702    Swiss Reinsurance Co.                                     1,221,704
   78,172    UBS AG                                                    3,708,891
   13,660    Zurich Financial Services AG                              1,440,227
                                                                   -------------
                                                                      18,483,076

             Taiwan -- 0.0% ^
    1,610    United Microelectronics Corp., ADR *                          5,216

             The Netherlands -- 5.0%
  107,120    Aegon NV                                                  1,089,060
   36,941    Akzo Nobel NV                                               821,223
   79,328    Heineken Holding NV, Class A                              2,300,889
    1,893    Heineken NV                                                  70,286
   61,974    ING Groep NV                                              1,006,318
  265,835    Koninklijke KPN NV *                                      1,768,159
   59,539    Koninklijke Philips Electronics NV                        1,107,644
   66,733    TPG NV                                                    1,041,144
   63,768    Wolters Kluwer NV                                           830,494
                                                                   -------------
                                                                      10,035,217

             United Kingdom -- 28.2%
  153,404    Amersham PLC                                              1,102,695
  263,569    Amvescap PLC                                              1,432,257
  106,971    AstraZeneca PLC                                           4,197,254
  558,989    Barclays PLC                                              3,861,766
  222,383    BBA Group PLC                                               690,415
   74,403    British American Tobacco PLC                                713,493
  132,407    British Sky Broadcasting PLC *                            1,372,362
1,205,222    BT Group PLC                                              3,452,820
   89,269    Carnival PLC                                              2,228,574
  392,461    Centrica PLC                                              1,042,812
  461,753    Dixons Group PLC                                            821,027
  117,481    GlaxoSmithKline PLC                                       2,354,577
  533,144    Hays PLC                                                    711,506
  327,382    HSBC Holdings PLC                                         3,586,823
   70,420    Imperial Tobacco Group PLC                                1,178,394
1,655,464    Legal & General Group PLC                                 2,050,544
   70,052    Man Group PLC                                             1,181,193
  396,104    Prudential PLC                                            2,424,688
  193,565    Reckitt Benckiser PLC                                     3,413,869
   48,550    Royal Bank of Scotland Group PLC                          1,273,343
  273,794    Scottish Power PLC                                        1,701,148
  890,085    Tesco PLC                                                 2,816,725
  527,730    Unilever PLC                                              5,187,219
3,917,065    Vodafone Group PLC                                        7,731,709
                                                                   -------------
                                                                      56,527,213
             -------------------------------------------------------------------
             Total Common Stocks                                     197,882,661
             (Cost $196,941,085)
             -------------------------------------------------------------------

                       See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments-- Continued
--------------------------------------------------------------------------------

             PREFERRED STOCK-- 1.0%
             Australia-- 1.0%
  342,277    News Corp., LTD                                       $   2,021,216
             (Cost $1,428,852)
--------------------------------------------------------------------------------
             Total Long-Term Investments                             199,903,877
             (Cost $198,369,937)
--------------------------------------------------------------------------------
     Short-Term Investments-- 0.7%
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT
             U.S. TREASURY SECURITY-- 0.4%
$ 750,000    U.S. Treasury Bill, 1.10%, 8/28/03                          747,199
             (Cost $747,273)

   SHARES
             MONEY MARKET FUND-- 0.3%
  513,065    JPMorgan Prime Money Market Fund (a)                        513,065
             (Cost $513,065)
--------------------------------------------------------------------------------
             Total Short-Term Investments                              1,260,264
             (Cost $1,260,338)
--------------------------------------------------------------------------------
             Total Investments-- 100.0%                            $ 201,164,141
             (Cost $199,630,275)
--------------------------------------------------------------------------------

                       See notes to financial statements.

SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2003

INDUSTRY                                              % OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Banking                                                           15.3%
Pharmaceuticals                                                   10.8
Telecommunications                                                10.4
Food/Beverage Products                                             7.0
Oil & Gas                                                          5.9
Utilities                                                          4.8
Insurance                                                          4.6
Electronics/Electrical Equipment                                   4.5
Chemicals                                                          3.5
Financial Services                                                 3.4
Automotive                                                         2.9
Retailing                                                          2.4
Steel                                                              2.2
Consumer Products                                                  2.1
Metals/Mining                                                      1.8
Telecommunications Equipment                                       1.7
Environmental Services                                             1.7
Manufacturing                                                      1.6
Office/Business Equipment                                          1.6
Multi-Media                                                        1.5
Diversified                                                        1.3
Entertainment/Leisure                                              1.1
Computers/Computer Hardware                                        1.0
Other (below 1.0%)                                                 6.9
--------------------------------------------------------------------------------
Total                                                            100.0%
--------------------------------------------------------------------------------

                       See notes to financial statements.

Forward Foreign Currency Exchange Contracts
--------------------------------------------------------------------------------

                                                                   NET UNREALIZED
                                      SETTLEMENT       VALUE        APPRECIATION
                       SETTLEMENT        VALUE       AT 4/30/03    (DEPRECIATION)
   CONTRACTS TO BUY       DATE           (USD)         (USD)           (USD)
--------------------------------------------------------------------------------
    2,680,000  AUD for
  199,649,280  JPY       5/20/03     $  1,675,218   $  1,673,516   $     (1,702)
    2,460,000  CHF for
  214,389,000  JPY       5/20/03        1,798,897      1,814,730         15,833
    6,321,730  EUR for
   10,186,204  CAD       5/20/03        7,092,732      7,050,406        (42,326)
    9,330,000  EUR for
1,212,313,590  JPY       5/20/03       10,172,288     10,405,424        233,136
    2,430,000  GBP for
    5,699,930  CAD       5/20/03        3,968,904      3,879,388        (89,516)
  190,316,625  JPY for
    1,510,000  EUR       5/20/03        1,684,051      1,596,910        (87,141)
   15,888,403  CAD       5/20/03       10,521,146     11,063,216        542,070
    3,461,735  EUR       5/20/03        3,781,749      3,860,753         79,004
    5,832,458  GBP       5/20/03        9,197,251      9,311,263        114,012
      915,000  HKD        5/2/03          117,320        117,322              2
3,238,994,341  JPY       5/20/03       27,295,929     27,177,773       (118,156)
                                     ------------   ------------   -------------
                                     $ 77,305,485   $ 77,950,701   $    645,216
                                     ============   ============   =============

                                                                   NET UNREALIZED
                                      SETTLEMENT        VALUE       APPRECIATION
                       SETTLEMENT       VALUE        AT 4/30/03    (DEPRECIATION)
   CONTRACTS TO SELL      DATE          (USD)           (USD)          (USD)
--------------------------------------------------------------------------------
   6,353,306  CHF        5/20/03     $  4,699,121   $  4,686,802   $     12,319
  16,933,823  EUR        5/20/03       18,258,901     18,885,703       (626,802)
   8,898,000  GBP        5/20/03       14,085,207     14,205,264       (120,057)
  26,600,364  HKD        5/20/03        3,409,729      3,410,286           (557)
1,104,188,120 JPY        5/20/03        9,324,258      9,265,028         59,230
                                     ------------   ------------   -------------
                                     $ 49,777,216   $ 50,453,083   $   (675,867)
                                     ============   ============   =============

                       See notes to financial statements.

     JPMORGAN FLEMING EMERGING
       MARKETS EQUITY FUND

     PORTFOLIO OF INVESTMENTS

As of April 30, 2003 (unaudited)

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- 98.0%
--------------------------------------------------------------------------------

             COMMON STOCKS -- 96.0%
             Argentina -- 0.7%
   16,563    Tenaris SA, ADR *                                     $     389,231

             Brazil -- 8.6%
   11,411    Brasil Telecom Participacoes SA, ADR                        403,949
   36,300    Cia de Bebidas das Americas, ADR                            722,007
   24,664    Cia Vale do Rio Doce, ADR                                   651,130
   19,601    Empresa Brasileira de Aeronautica SA, ADR                   271,866
  109,321    Petroleo Brasileiro SA, ADR                               1,893,281
   78,108    Tele Norte Leste Participacoes SA, ADR                      847,472
   18,958    Uniao de Bancos Brasileiros SA, ADR                         344,088
                                                                   -------------
                                                                       5,133,793

             Chile -- 1.9%
   15,039    Antofagasta PLC                                             151,308
   20,135    Banco Santander Chile SA, ADR *                             439,346
   46,859    Cia de Telecomunicaciones de Chile SA, ADR *                537,473
                                                                   -------------
                                                                       1,128,127

             China -- 4.0%
1,731,014    Chaoda Modern Agriculture                                   153,147
  676,000    China Mobile LTD                                          1,356,499
2,054,669    China Petroleum & Chemical Corp., Class H                   405,715
  496,000    Huaneng Power International, Inc., Class H                  470,621
                                                                   -------------
                                                                       2,385,982

             Czech Republic -- 0.8%
   37,982    CEZ AS                                                      141,673
    5,202    Komercni Banka AS                                           362,418
                                                                   -------------
                                                                         504,091

             Egypt -- 0.2%
   21,063    Orascom Construction Industries                             146,288

             Hong Kong -- 2.2%
  641,950    CNOOC LTD                                                   843,691
  516,265    Cosco Pacific LTD                                           443,512
                                                                   -------------
                                                                       1,287,203

             India -- 2.3%
   19,743    ITC LTD                                                     284,438
    2,250    ITC LTD, GDR                                                 32,625
   42,615    Reliance Industries LTD, GDR, #                             494,870
   39,714    Satyam Computer Services LTD *                              127,879
   28,447    State Bank of India LTD, GDR                                421,016
                                                                   -------------
                                                                       1,360,828

             Indonesia -- 2.2%
   38,500    Telekomunikasi Indonesia TBK PT, ADR                        356,510
  384,050    Unilever Indonesia TBK PT                                   929,849
                                                                   -------------
                                                                       1,286,359

             Israel -- 2.7%
   15,100    Check Point Software Technologies LTD *                     237,523
   29,900    Teva Pharmaceutical Industries LTD, ADR                   1,396,330
                                                                   -------------
                                                                       1,633,853

                       See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------

             Malaysia -- 3.6%
   36,132    British American Tobacco BHD                          $     361,320
   83,000    Genting BHD                                                 262,105
  301,000    Hong Leong Bank BHD                                         324,763
  401,000    IOI Corp., BHD                                              532,908
  232,000    Malakoff BHD                                                262,526
   35,000    Nestle BHD                                                  184,211
  357,264    Public Bank BHD                                             225,640
                                                                   -------------
                                                                       2,153,473

             Mexico -- 6.1%
   45,748    America Movil SA de CV, Ser. L, ADR                         767,194
   15,047    Fomento Economico Mexicano SA de CV, ADR                    571,184
  609,848    Grupo Financiero BBVA Bancomer, Class B *                   530,328
   33,296    Telefonos de Mexico SA de CV, Class L, ADR                1,005,872
  297,387    Wal-Mart de Mexico SA de CV, Ser. C                         757,048
                                                                   -------------
                                                                       3,631,626

             Philippines -- 0.5%
1,680,407    Ayala Corp.                                                 128,092
1,543,606    SM Prime Holdings, Inc.                                     144,139
                                                                   -------------
                                                                         272,231

             Poland -- 1.3%
    7,158    Bank Pekao SA, GDR, # *                                     160,774
   82,783    KGHM Polska Miedz SA *                                      251,180
  111,405    Telekomunikacja Polska SA *                                 376,072
                                                                   -------------
                                                                         788,026

             Russia -- 7.4%
   17,460    LUKOIL, ADR                                               1,201,946
    9,260    Mobile Telesystems, ADR *                                   444,480
   71,200    OAO Gazprom, ADR, Regulation S                            1,121,400
    8,458    Vimpel-Communications, ADR *                                337,136
    7,388    YUKOS, ADR                                                1,296,594
                                                                   -------------
                                                                       4,401,556

             South Africa -- 15.5%
   18,901    Anglo American Platinum Corp., LTD                          529,913
  198,666    Anglo American PLC                                        2,877,753
   19,263    Anglogold LTD                                               549,328
1,169,368    FirstRand LTD                                             1,141,035
   34,758    Harmony Gold Mining Co., LTD                                367,820
   19,194    Impala Platinum Holdings LTD                                949,636
  181,128    Nampak LTD                                                  282,036
  101,648    Sappi LTD                                                 1,255,879
  308,005    Standard Bank Group LTD                                   1,236,033
                                                                   -------------
                                                                       9,189,433

             South Korea -- 25.5%
   93,576    Kookmin Bank                                              2,626,290
   22,679    POSCO                                                     1,913,249
   20,790    Samsung Electronics Co., LTD                              5,218,889
   15,511    Samsung Fire & Marine Insurance Co., LTD                    765,975
    9,270    Samsung SDI Co., LTD                                        579,852
   36,573    Shinhan Financial Group Co., LTD, GDR, #                    722,430
    6,730    Shinsegae Co., LTD                                          803,169
  163,625    SK Telecom Co., LTD, ADR                                  2,487,100
                                                                   -------------
                                                                      15,116,954

                       See notes to financial statements.

     SHARES  ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------

             Taiwan -- 7.5%
    903,000  Chinatrust Financial Holding Co. *                    $     704,578
    831,250  Far Eastern Textile Co., LTD                                243,223
    183,000  Formosa Plastics Corp.                                      225,732
    238,350  Hon Hai Precision Industry Co., LTD                         745,271
    519,000  Lite-On Technology Corp.                                    461,532
    294,000  Nan YA Plastic Corp.                                        254,699
    661,899  Sinopac Holdings Co. *                                      206,013
    244,675  Synnex Technology International Corp.                       287,770
    643,658  Taishin Financial Holdings Co., LTD *                       291,733
    776,408  Taiwan Semiconductor Manufacturing Co., LTD *             1,064,610
                                                                   -------------
                                                                       4,485,161

             Thailand -- 1.1%
     69,697  BEC World PLC                                               328,407
        136  Dhana Siam Finance PCL (d) (f) *                                  0
    304,768  PTT PCL                                                     334,129
                                                                   -------------
                                                                         662,536

             Turkey -- 1.3%
112,622,000  Akbank TAS                                                  399,139
 64,194,000  Turkcell Iletisim Hizmet AS *                               385,328
                                                                   -------------
                                                                         784,467

             Venezuela -- 0.6%
     32,455  Cia Anonima Nacional Telefonos de Venezuela                 337,857
             (CANTV), ADR
             -------------------------------------------------------------------
             Total Common Stocks                                      57,079,075
             (Cost $61,892,363)
             -------------------------------------------------------------------

             PREFERRED STOCKS -- 2.0%
             Brazil -- 2.0%
     88,000  Aracruz Celulose SA, Class B                                187,591
 12,426,284  Banco Itau Holding Financeira SA                            831,290
 13,231,112  Cia Energetica de Minas Gerais                              141,713
             -------------------------------------------------------------------
             Total Preferred Stocks                                    1,160,594
             (Cost $877,754)
--------------------------------------------------------------------------------
             Total Long-Term Investments                              58,239,669
             (Cost $62,770,117)
--------------------------------------------------------------------------------
     Short-Term Investments -- 2.0%
--------------------------------------------------------------------------------
             PARTICIPATORY NOTES -- 2.0%
             India -- 2.0%
     62,604  Housing Development Finance Corp.,
               expires 1/30/04                                           451,375
      8,064  Infosys Technologies LTD, expires 5/13/03                   475,695
     18,045  Ranbaxy Laboratories LTD, expires 10/3/03                   257,502
--------------------------------------------------------------------------------
             Total Short-Term Investments                              1,184,572
             (Cost $1,308,564)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                           $  59,424,241
             (Cost $64,078,681)
--------------------------------------------------------------------------------

                       See notes to financial statements.

SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2003

INDUSTRY                                              % OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Telecommunications                                                16.2%
Banking                                                           14.1
Oil & Gas                                                         12.6
Electronics/Electrical Equipment                                  11.0
Metals/Mining                                                     10.7
Financial Services                                                 5.1
Steel                                                              3.2
Consumer Products                                                  2.7
Retailing                                                          2.6
Computers/Computer Hardware                                        2.5
Food/Beverage Products                                             2.5
Paper/Forest Products                                              2.4
Pharmaceuticals                                                    2.4
Semi-Conductors                                                    1.8
Chemicals                                                          1.6
Insurance                                                          1.3
Agricultural Production/Services                                   1.2
Computer Software                                                  1.0
Other (below 1%)                                                   5.1
--------------------------------------------------------------------------------
Total                                                            100.0%
--------------------------------------------------------------------------------

                       See notes to financial statements.

     JPMORGAN FLEMING ASIA
       EQUITY FUND

     PORTFOLIO OF INVESTMENTS

As of April 30, 2003 (unaudited)

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- 100.0%
--------------------------------------------------------------------------------

             COMMON STOCKS -- 100.0%
             China -- 13.6%
  300,000    China Mobile LTD                                      $     601,996
1,250,000    China Petroleum & Chemical Corp., Class H                   246,825
2,000,000    China Telecom Corp., LTD, Class H *                         382,098
  362,000    Denway Motors LTD                                           119,521
  350,000    Huaneng Power International, Inc., Class H                  332,092
  800,000    Jiangxi Copper Co., LTD, Class H                             98,474
  800,000    Legend Group LTD                                            225,669
  700,000    People's Food Holdings LTD                                  346,925
2,000,000    PetroChina Co., LTD, Class H                                456,466
  206,000    Techtronic Industries Co.                                   258,852
                                                                   -------------
                                                                       3,068,918

             Hong Kong -- 19.8%
1,000,000    Brilliance China Automotive Holdings LTD                    233,362
  187,000    Cathay Pacific Airways LTD                                  225,386
   70,000    Cheung Kong Holdings LTD                                    386,842
  300,000    China Merchants Holdings International Co., LTD             236,567
  175,000    CLP Holdings LTD                                            715,793
  250,000    Cosco Pacific LTD                                           214,770
  216,500    Esprit Holdings LTD                                         424,725
  264,700    Hong Kong & China Gas Co., LTD                              312,248
   69,000    Hong Kong Electric Holdings LTD                             276,918
  150,000    Hutchison Whampoa LTD                                       834,717
  154,000    Li & Fung LTD                                               172,778
   96,000    Sun Hung Kai Properties LTD                                 450,516
                                                                   -------------
                                                                       4,484,622

             Indonesia -- 1.6%
  350,000    Astra Interntional TBK PT *                                 122,067
  500,000    Telekomunikasi Indonesia TBK PT                             236,352
                                                                   -------------
                                                                         358,419

             Malaysia -- 8.4%
  244,000    Arab-Malaysian Corp., BHD *                                  54,579
  147,000    Gamuda BHD                                                  201,158
  120,000    Genting BHD                                                 378,947
  103,000    IJM Corp., BHD                                              119,805
   91,000    IOI Corp., BHD                                              120,934
  170,000    Malayan Banking BHD                                         353,421
  254,250    Public Bank BHD                                             160,579
  142,000    Resorts World BHD                                           312,026
   80,000    Tanjong PLC                                                 196,842
                                                                   -------------
                                                                       1,898,291

             Singapore -- 9.8%
  100,000    Keppel Corp., LTD                                           251,183
  600,000    Neptune Orient Lines LTD *                                  412,255
   50,000    Oversea-Chinese Banking Corp.                               266,107
  250,000    SembCorp Logistics LTD                                      252,027
   75,000    Singapore Airlines LTD                                      399,161
   65,000    United Overseas Bank LTD                                    380,716
   30,000    Venture Corp., LTD                                          250,056
                                                                   -------------
                                                                       2,211,505

                       See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------

             South Korea -- 24.6%
   24,400    Kookmin Bank                                          $     684,807
   16,000    Korean Air Co., LTD                                         152,099
   12,000    KT Freetel *                                                266,173
    2,000    Kumgang Korea Chemical Co., LTD                             170,370
   13,000    LG Investment & Securities Co., LTD *                       121,975
   10,000    POSCO                                                       843,621
    8,800    Samsung Electronics Co., LTD                              2,209,054
    2,500    Samsung Fire & Marine Insurance Co., LTD                    123,457
    1,000    Shinsegae Co., LTD                                          119,342
    6,000    Sindo Ricoh Co., LTD                                        334,321
    4,000    SK Telecom Co., LTD                                         556,379
                                                                   -------------
                                                                       5,581,598

             Taiwan -- 19.2%
  750,000    Capital Securities Corp.                                    192,556
  450,000    Chinatrust Financial Holding Co. *                          351,119
  250,000    CTCI Corp.                                                  136,259
  346,000    Formosa Plastics Corp.                                      426,793
  380,000    Fubon Financial Holding Co., LTD                            259,438
  135,000    Hon Hai Precision Industry Co., LTD                         422,117
  180,000    Kaulin Manufacturing Co., LTD                               248,365
  285,000    Lite-On Technology Corp.                                    253,442
  500,000    Mega Financial Holding Co., LTD *                           222,318
  150,000    Nan YA Plastic Corp.                                        129,948
  200,000    Nien Hsing Textile Co., LTD                                 186,460
   33,000    Nien Made Enterprises *                                      69,578
  125,000    Quanta Computer, Inc.                                       218,732
   57,000    Synnex Technology International Corp.                        67,040
  142,000    Taiwan Hon Chuan Enterprise Co., LTD                        189,007
  360,000    Taiwan Semiconductor Manufacturing Co., LTD *               493,632
  200,000    Taiwan Styrene Monomer *                                    131,383
  600,000    Uni-President Enterprises Co.                               170,396
  300,000    United Microelectronics Corp. *                             172,117
                                                                   -------------
                                                                       4,340,700

             Thailand -- 1.1%
  306,000    Kasikorn Bank PCL, Foreign Shares *                         258,747

             United Kingdom -- 1.9%
   40,000    HSBC Holdings PLC (Hong Kong Registered Shares)             437,233
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                           $  22,640,033
             (Cost $25,278,362)
--------------------------------------------------------------------------------

                       See notes to financial statements.

SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2003

INDUSTRY                                              % OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Electronics/Electrical Equipment                                  13.5%
Banking                                                           12.8
Telecommunications                                                 6.3
Utilities                                                          5.8
Diversified                                                        4.8
Computers/Computer Hardware                                        4.3
Real Estate                                                        3.9
Chemicals                                                          3.8
Steel                                                              3.7
Financial Services                                                 3.5
Airlines                                                           3.4
Oil & Gas                                                          3.1
Retailing                                                          2.9
Semi-Conductors                                                    2.9
Transportation                                                     2.9
Telecommunications Equipment                                       2.7
Entertainment/Leisure                                              2.3
Food/Beverage Products                                             2.3
Engineering Services                                               2.0
Hotels/Other Lodging                                               1.7
Automotive                                                         1.6
Office/Business Equipment                                          1.5
Machinery & Engineering Equipment                                  1.1
Consumer Products                                                  1.1
Consumer Services                                                  1.0
Computer Software                                                  1.0
Other (below 1.0%)                                                 4.1
--------------------------------------------------------------------------------
Total                                                            100.0%
--------------------------------------------------------------------------------

Forward Foreign Currency Exchange Contracts
--------------------------------------------------------------------------------

                                                                   NET UNREALIZED
                                      SETTLEMENT        VALUE       APPRECIATION
                       SETTLEMENT        VALUE       AT 4/30/03    (DEPRECIATION)
   CONTRACTS TO BUY       DATE           (USD)          (USD)          (USD)
--------------------------------------------------------------------------------
      46,428  SGD          5/2/03     $   26,143     $   26,148      $       5
     495,109  SGD          5/5/03        279,092        278,840           (252)
   4,826,708  THB          5/6/03        112,747        112,589           (158)
                                      ----------     ----------      ---------
                                      $  417,982     $  417,577      $    (405)
                                      ==========     ==========      =========

                       See notes to financial statements.

     JPMORGAN FLEMING INTERNATIONAL
       EQUITY FUND

     PORTFOLIO OF INVESTMENTS

As of April 30, 2003 (unaudited)

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- 100.0%
--------------------------------------------------------------------------------

             COMMON STOCKS -- 100.0%
             Australia -- 1.0%
  270,339    News Corp., LTD                                       $   1,924,482
  315,278    Woodside Petroleum LTD                                    2,260,170
                                                                   -------------
                                                                       4,184,652

             Belgium -- 2.0%
  445,630    Dexia                                                     5,122,413
  212,420    Fortis                                                    3,536,935
                                                                   -------------
                                                                       8,659,348

             Finland -- 2.8%
  712,356    Nokia OYJ                                                12,052,002

             France -- 13.1%
  160,898    Aventis SA                                                8,171,850
  392,374    AXA                                                       5,959,657
  134,936    BNP Paribas                                               6,333,737
  201,692    Compagnie de Saint-Gobain                                 6,982,218
  136,962    Dassault Systemes SA                                      3,957,264
   34,481    Imerys SA                                                 4,575,353
   50,100    Renault SA                                                2,166,568
  135,657    Total Fina Elf SA                                        17,788,651
                                                                   -------------
                                                                      55,935,298

             Germany -- 7.6%
  274,732    Bayer AG                                                  5,012,910
  220,162    Bayerische Motoren Werke AG                               7,339,062
  143,773    Deutsche Bank AG                                          7,435,261
  249,554    Deutsche Post AG                                          2,993,891
  121,570    HeidelbergCement AG                                       3,749,966
   38,100    Schering AG                                               1,698,653
   84,401    Siemens AG                                                4,207,523
                                                                   -------------
                                                                      32,437,266

             Hong Kong -- 1.0%
  557,000    Cheung Kong Holdings LTD                                  3,078,157
1,296,000    MTR Corp.                                                 1,395,862
                                                                   -------------
                                                                       4,474,019

             Ireland -- 1.0%
  341,500    Bank of Ireland                                           4,173,186

             Italy -- 5.1%
1,214,409    ENI-Ente Nazionale Idrocarburi SPA                       17,306,880
  938,500    Telecom Italia SPA                                        4,618,870
                                                                   -------------
                                                                      21,925,750

             Japan -- 16.2%
   46,440    Acom Co., LTD                                             1,304,494
  233,000    Canon, Inc.                                               9,416,904
  205,000    Chugai Pharmaceutical Co., LTD                            2,148,667
  168,000    Fuji Photo Film Co., LTD                                  4,282,408
   29,800    Hirose Electric Co., LTD                                  2,131,427
  159,300    Honda Motor Co., LTD                                      5,276,161
   66,400    Hoya Corp.                                                3,925,205

                       See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------

             Japan -- Continued
  194,000    KAO Corp.                                             $   3,538,068
   73,000    Murata Manufacturing Co., LTD                             2,601,459
  111,400    Namco LTD                                                 1,560,870
  885,000    Nikko Cordial Corp.                                       2,374,644
   49,500    Nintendo Co., LTD                                         3,868,355
      892    Nippon Telegraph & Telephone Corp.                        3,126,413
      462    Nippon Unipac Holding                                     1,483,699
    1,440    NTT Docomo, Inc.                                          2,970,317
       60    Orix Corp.                                                    2,742
   64,600    Shin-Etsu Chemical Co., LTD                               1,933,775
  132,500    Sony Corp.                                                3,221,952
  479,000    Sumitomo Corp.                                            1,927,889
  163,500    Takeda Chemical Industries LTD                            5,991,070
   43,800    Takefuji Corp.                                            2,280,714
  149,700    Yamanouchi Pharmaceutical Co., LTD                        3,778,274
                                                                   -------------
                                                                      69,145,507

             South Korea -- 2.4%
   62,210    Kookmin Bank, ADR                                         1,713,886
   99,050    POSCO, ADR                                                2,035,478
   34,350    Samsung Electronics Co., LTD, GDR                         4,293,750
  138,700    SK Telecom Co., LTD, ADR                                  2,108,240
                                                                   -------------
                                                                      10,151,354

             Spain -- 2.8%
  193,656    Altadis SA                                                4,992,359
  145,743    Banco Popular Espanol                                     7,065,460
                                                                   -------------
                                                                      12,057,819

             Sweden -- 1.5%
1,180,596    Nordea AB                                                 6,264,028

             Switzerland -- 8.2%
   28,050    Holcim LTD, Class B                                       5,263,382
   43,550    Nestle SA                                                 8,878,253
  238,120    Novartis AG                                               9,392,774
  108,630    Roche Holding AG                                          6,912,017
   44,369    Zurich Financial Services AG                              4,677,997
                                                                   -------------
                                                                      35,124,423

             The Netherlands -- 5.8%
  352,325    ABN AMRO Holding NV                                       5,952,950
  322,748    ING Groep NV                                              5,240,702
  279,883    Koninklijke Philips Electronics NV                        5,206,850
  365,170    Reed Elsevier NV                                          4,156,791
  336,190    Wolters Kluwer NV                                         4,378,432
                                                                   -------------
                                                                      24,935,725

             United Kingdom -- 29.5%
  339,454    Abbey National PLC                                        2,411,573
  601,190    Allied Domecq PLC                                         3,372,614
  852,336    Aviva PLC                                                 5,993,924
1,856,851    BAE Systems PLC                                           3,769,021
1,299,452    Barclays PLC                                              8,977,242
1,708,470    BG Group PLC                                              6,833,279
  827,110    Brambles Industries PLC                                   2,458,804

                       See notes to financial statements.

   SHARES    ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     Long-Term Investments -- Continued
--------------------------------------------------------------------------------

             United Kingdom -- Continued
1,336,400    Centrica PLC                                          $   3,550,961
  673,985    Compass Group PLC                                         3,102,348
  770,802    GKN PLC                                                   2,537,802
  678,706    GlaxoSmithKline PLC                                      13,602,758
  407,026    Intercontinental Hotels Group PLC *                       2,472,026
  407,026    Mitchells & Butlers PLC *                                 1,379,130
  577,576    National Grid Transco PLC                                 3,794,011
  381,280    Reckitt Benckiser PLC                                     6,724,564
  204,920    Rio Tinto PLC                                             3,917,087
  255,310    Royal Bank of Scotland Group PLC                          6,696,134
  476,650    Schroders PLC                                             4,090,927
2,578,283    Tesco PLC                                                 8,159,123
  616,076    The British Land Co., PLC                                 4,017,373
  222,474    Unilever PLC                                              2,186,765
8,793,375    Vodafone Group PLC                                       17,356,825
  849,110    Wolseley PLC                                              8,210,451
                                                                   -------------
                                                                     125,614,742
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                           $ 427,135,119
             (Cost $469,230,244)
--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, APRIL 30, 2003

INDUSTRY                                              % OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Banking                                                           14.5%
Pharmaceuticals                                                   12.1
Oil & Gas                                                         10.3
Telecommunications                                                 9.9
Food/Beverage Products                                             6.0
Insurance                                                          5.1
Construction Materials                                             4.8
Automotive                                                         4.1
Consumer Products                                                  3.6
Financial Services                                                 3.2
Electronics/Electrical Equipment                                   3.1
Distribution                                                       2.4
Office/Business Equipment                                          2.2
Utilities                                                          1.7
Real Estate                                                        1.7
Chemicals                                                          1.6
Multi-Media                                                        1.5
Transportation                                                     1.0
Semi-Conductors                                                    1.0
Photographic Equipment                                             1.0
Diversified                                                        1.0
Printing & Publishing                                              1.0
Other (below 1.0%)                                                 7.2
--------------------------------------------------------------------------------
Total                                                            100.0%
--------------------------------------------------------------------------------

                       See notes to financial statements.

Abbreviations:
^         -- Amount rounds to less than 0.1%.
*         -- Non-income producing security.
#         -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@         -- Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a)       -- Affiliated. Money market fund registered under the Investment
             Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(d)       -- Defaulted Security.
(f)       -- Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued:

             FUND                               MARKET VALUE    PERCENTAGE
             ----                               ------------    ----------
             Fleming European Fund                   $ 0           0.00%
             Fleming International Value Fund        $ 0           0.00%
             Fleming Emerging Markets
               Equity Fund                           $ 0           0.00%

(W/I)     -- When Issued.
ADR       -- American Depositary Receipt.
AUD       -- Australian Dollar.
CAD       -- Canadian Dollar.
CHF       -- Swiss Franc.
DKK       -- Danish Krone.
EUR       -- Euro.
GBP       -- Great Britain Pound.
GDR       -- Global Depositary Receipt.
HKD       -- Hong Kong Dollar.
JPY       -- Japanese Yen.
NOK       -- Norwegian Krone.
PDR       -- Philippines Depositary Receipt.
SEK       -- Swedish Krona.
Ser.      -- Series.
SGD       -- Singapore Dollar.
THB       -- Thai Bhat.
USD       -- United States Dollar.

                       See notes to financial statements.

     JPMORGAN FUNDS
     STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2003 (unaudited)

                                                        EUROPEAN         JAPAN
                                                          FUND           FUND
----------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                 $   56,663,285  $   1,391,070
     Cash                                                 3,143,498         13,935
     Foreign currency, at value                             166,254             --
     Receivables:
       Investment securities sold                         5,122,036         56,151
       Fund shares sold                                     618,563        168,000
       Interest and dividends                               108,986          6,371
       Foreign tax reclaim                                  306,609             --
       Unrealized appreciation on forward
         foreign currency exchange contracts                 18,893             --
       Expense reimbursements                                 3,020         29,982
----------------------------------------------------------------------------------
   Total Assets                                          66,151,144      1,665,509
----------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Investment securities purchased                    8,105,697         35,830
       Fund shares redeemed                                 420,807         24,000
       Unrealized depreciation on forward foreign
         currency exchange contracts                          6,800             --
     Accrued liabilities:
       Investment advisory fees                               2,185             --
       Shareholder servicing fees                             5,744             --
       Distribution fees                                     12,529             51
       Custodian fees                                        99,929         27,555
       Trustees' fees - deferred compensation plan            8,975            967
       Other                                                 59,233         36,213
----------------------------------------------------------------------------------
   Total Liabilities                                      8,721,899        124,616
----------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                     68,523,254      2,933,972
     Accumulated undistributed (overdistributed)
       net investment income                                 72,574         (5,398)
     Accumulated net realized gain (loss) on
       investments and foreign exchange
       transactions                                     (15,592,196)    (1,391,496)
     Net unrealized appreciation (depreciation)
       of investments and foreign exchange
       translations                                       4,425,613          3,815
----------------------------------------------------------------------------------
   Total Net Assets                                  $   57,429,245  $   1,540,893
----------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of shares
   authorized):
     Class A                                              2,041,723        348,340
     Class B                                                743,008         23,620
     Class C                                                203,702             --
     Institutional                                          576,290             --
     Select                                                 650,157             --
   Net Asset Value:
     Class A (and redemption price)                  $        13.76  $        4.15
     Class B*                                        $        13.10  $        3.97
     Class C*                                        $        13.08  $          --
     Institutional (and redemption price)            $        13.89  $          --
     Select (and redemption price)                   $        13.79  $          --
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)              $        14.60  $        4.40
----------------------------------------------------------------------------------
   Cost of investments                               $   52,244,349  $   1,387,424
----------------------------------------------------------------------------------
   Cost of foreign currency                          $      166,254  $          --
==================================================================================

*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

                                                      INTERNATIONAL  INTERNATIONAL
                                                       GROWTH FUND     VALUE FUND
----------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                 $    3,221,787  $  35,940,241
     Cash                                                    69,763             --
     Foreign currency, at value                                  --        162,555
     Receivables:
       Investment securities sold                                --        342,257
       Fund shares sold                                          --        467,382
       Interest and dividends                                19,727        178,582
       Foreign tax reclaim                                    6,385        961,328
       Unrealized appreciation on forward foreign
         currency exchange contracts                             --        255,088
       Expense reimbursements                                11,329          3,325
----------------------------------------------------------------------------------
   Total Assets                                           3,328,991     38,310,758
----------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Due to custodian                                          --        472,100
       Investment securities purchased                           --         31,965
       Fund shares redeemed                                      --            325
       Unrealized depreciation on forward foreign
         currency exchange contracts                             --        364,606
       Variation margin                                          --            491
     Accrued liabilities:
       Investment advisory fees                                  --          8,040
       Shareholder servicing fees                                --          1,996
       Distribution fees                                        894            128
       Custodian fees                                            --         28,644
       Trustees' fees - deferred compensation plan               85          1,040
       Other                                                 52,976         52,367
----------------------------------------------------------------------------------
   Total Liabilities                                         53,955        961,702
----------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                      4,988,692     74,900,236
     Accumulated undistributed (overdistributed)
       net investment income                                  9,634        191,874
     Accumulated net realized gain (loss) on
       investments, futures and foreign exchange
       transactions                                      (1,038,744)   (41,207,602)
     Net unrealized appreciation (depreciation)
       of investments, futures and foreign
       exchange translations                               (684,546)     3,464,548
----------------------------------------------------------------------------------
   Total Net Assets                                  $    3,275,036  $  37,349,056
----------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of shares
   authorized):
     Class A                                                407,012         19,943
     Class B                                                102,357         24,288
     Institutional                                               --      3,263,479
     Select                                                      --      2,174,167
   Net Asset Value:
     Class A (and redemption price)                  $         6.44  $        6.77
     Class B*                                        $         6.38  $        6.73
     Institutional (and redemption price)            $           --  $        6.82
     Select (and redemption price)                   $           --  $        6.80
   Class A Maximum Public Offering Price Per Share

     (net asset value per share/94.25%)              $         6.83  $        7.18
----------------------------------------------------------------------------------
   Cost of investments                               $    3,907,594  $  32,552,967
----------------------------------------------------------------------------------
   Cost of foreign currency                          $           --  $     160,795
==================================================================================

*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

                                                      INTERNATIONAL    EMERGING
                                                      OPPORTUNITIES     MARKETS
                                                           FUND       EQUITY FUND
----------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                 $  201,164,141  $  59,424,241
     Cash                                                 1,194,342        831,425
     Foreign currency, at value                             210,327        293,604
     Receivables:
       Investment securities sold                         1,588,991        640,334
       Fund shares sold                                   2,201,645        465,216
       Interest and dividends                               787,742        245,949
       Foreign tax reclaim                                1,632,702          3,131
       Unrealized appreciation on forward
         foreign currency exchange contracts              1,055,606             --
       Expense reimbursements                                 4,508          2,001
----------------------------------------------------------------------------------
   Total Assets                                         209,840,004     61,905,901
----------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Investment securities purchased                    2,147,915        630,164
       Fund shares redeemed                               8,496,285         18,338
       Unrealized depreciation on forward foreign
         currency exchange contracts                      1,086,257             --
     Accrued liabilities:
       Investment advisory fees                              95,553         36,970
       Administration fees                                    9,522             --
       Shareholder servicing fees                             5,822          1,878
       Distribution fees                                      2,717             38
       Custodian fees                                        48,285         44,944
       Trustees' fees - deferred compensation plan           11,992            326
       Other                                                 74,593         36,073
----------------------------------------------------------------------------------
   Total Liabilities                                     11,978,941        768,731
----------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                    354,981,685    205,562,249
     Accumulated undistributed (overdistributed)
       net investment income                              1,410,603     (2,752,197)
     Accumulated net realized gain (loss) on
       investments, futures and foreign exchange
       transactions                                    (160,280,859)  (137,036,000)
     Net unrealized appreciation (depreciation) of
       investments and foreign exchange
       translations                                       1,749,634     (4,636,882)
----------------------------------------------------------------------------------
   Total Net Assets                                  $  197,861,063  $  61,137,170
----------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of shares
   authorized):
     Class A                                              1,623,534         11,496
     Class B                                                159,427          7,188
     Institutional                                       21,721,264      8,119,407
     Select                                               3,262,413      3,111,007
   Net Asset Value:
     Class A (and redemption price)                  $         7.31  $        5.39
     Class B*                                        $         7.27  $        5.37
     Institutional (and redemption price)            $         7.40  $        5.44
     Select (and redemption price)                   $         7.38  $        5.41
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)              $         7.76  $        5.72
----------------------------------------------------------------------------------
   Cost of investments                               $  199,630,275  $  64,078,681
----------------------------------------------------------------------------------
   Cost of foreign currency                          $      209,497  $     276,674
==================================================================================

*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

                                                      ASIA EQUITY    INTERNATIONAL
                                                          FUND        EQUITY FUND
----------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                 $   22,640,033  $ 427,135,119
     Cash                                                   671,144     28,370,190
     Foreign currency, at value                             601,255        558,365
     Receivables:
       Investment securities sold                           376,058        451,154
       Fund shares sold                                       1,500      9,473,640
       Interest and dividends                               105,365      1,841,111
       Foreign tax reclaim                                       --        524,721
       Unrealized appreciation on forward foreign
         currency exchange contracts                              5             --
       Expense reimbursements                                 1,385          7,363
----------------------------------------------------------------------------------
   Total Assets                                          24,396,745    468,361,663
----------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Investment securities purchased                      807,203        400,049
       Fund shares redeemed                                      --        165,045
       Unrealized depreciation on forward foreign
         currency exchange contracts                            410             --
     Accrued liabilities:
       Investment advisory fees                               1,571        264,881
       Administration fees                                       --         35,735
       Shareholder servicing fees                             3,564         33,136
       Distribution fees                                         --            228
       Custodian fees                                        20,075         42,211
       Trustees' fees - deferred compensation plan               16         39,265
       Other                                                 49,619         42,756
----------------------------------------------------------------------------------
   Total Liabilities                                        882,458      1,023,306
----------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                     30,242,578    535,439,460
     Accumulated undistributed (overdistributed)
       net investment income                                153,827      1,088,746
     Accumulated net realized gain (loss) on
       investments and foreign exchange
       transactions                                      (4,245,660)   (27,186,684)
     Net unrealized appreciation (depreciation) of
       investments and foreign exchange
       translations                                      (2,636,458)   (42,003,165)
----------------------------------------------------------------------------------
   Total Net Assets                                  $   23,514,287  $ 467,338,357
----------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of shares
   authorized):
     Class A                                                    937        296,721
     Class B                                                    838          4,262
     Class C                                                     --          1,073
     Institutional                                          516,702             --
     Select                                               1,379,101     23,725,814
   Net Asset Value:
     Class A (and redemption price)                  $        12.36  $       19.45
     Class B*                                        $        12.27  $       19.37
     Class C*                                        $           --  $       19.37
     Institutional (and redemption price)            $        12.40  $          --
     Select (and redemption price)                   $        12.39  $       19.45
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)              $        13.11  $       20.64
----------------------------------------------------------------------------------
   Cost of investments                               $   25,278,362  $ 469,230,244
----------------------------------------------------------------------------------
   Cost of foreign currency                          $      598,443  $     555,111
==================================================================================

*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

     JPMORGAN FUNDS
     Statement of Operations

For the six months ended April 30, 2003 (unaudited)

                                                                                    EUROPEAN           JAPAN
                                                                                      FUND              FUND
------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Dividend                                                                   $        673,442   $         6,883
     Foreign tax withholding                                                            (103,582)             (863)
------------------------------------------------------------------------------------------------------------------
   Total investment income                                                               569,860             6,020
==================================================================================================================

   EXPENSES:
     Investment advisory fees                                                            172,620             5,667
     Administration fees                                                                  39,836               850
     Shareholder servicing fees                                                           29,193               128
     Distribution fees                                                                    77,774             1,673
     Custodian and accounting fees                                                       200,967            60,342
     Printing and postage                                                                 15,325               289
     Professional fees                                                                    30,942            29,634
     Registration fees                                                                    17,082            13,363
     Transfer agent fees                                                                 100,748            19,216
     Trustees' fees                                                                          265                 6
     Other                                                                                 6,904             3,401
------------------------------------------------------------------------------------------------------------------
   Total expenses                                                                        691,656           134,569
------------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                                 206,787             7,934
     Less expense reimbursements                                                          29,960           116,333
------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                       454,909            10,302
------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                                          114,951            (4,282)
------------------------------------------------------------------------------------------------------------------

   REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                                       (898,832)          (39,260)
      Foreign exchange contracts                                                          35,449            (1,144)
     Change in net unrealized appreciation (depreciation) of:
      Investments                                                                      3,157,984            34,670
      Foreign exchange translations                                                        7,744               131
------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments
      and foreign exchange transactions                                                2,302,345            (5,603)
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                      $      2,417,296   $        (9,885)
==================================================================================================================

                        See notes to financial statements

                                                                                 INTERNATIONAL      INTERNATIONAL
                                                                                    GROWTH              VALUE
                                                                                     FUND               FUND
------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                   $             58   $            --
     Dividend                                                                             47,947           584,737
     Dividend income from affiliated investments*                                             --             4,648
     Foreign tax withholding                                                              (5,555)         (173,043)
------------------------------------------------------------------------------------------------------------------
   Total investment income                                                                42,450           416,342
------------------------------------------------------------------------------------------------------------------

   EXPENSES:
     Investment advisory fees                                                             15,587           120,834
     Administration fees                                                                   2,338            30,209
     Shareholder servicing fees                                                            3,897            32,182
     Distribution fees                                                                     5,452               778
     Custodian and accounting fees                                                        37,865            71,771
     Printing and postage                                                                  2,338             3,749
     Professional fees                                                                    25,687            32,758
     Registration fees                                                                     4,136            15,512
     Transfer agent fees                                                                  17,542            38,435
     Trustees' fees                                                                           16               201
     Other                                                                                 2,291             4,027
------------------------------------------------------------------------------------------------------------------
   Total expenses                                                                        117,149           350,456
------------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                                  21,822           104,112
     Less expense reimbursements                                                          62,598            20,201
------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                        32,729           226,143
------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                                            9,721           190,199
------------------------------------------------------------------------------------------------------------------

   REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                                        (25,289)        1,325,110
      Futures                                                                                 --          (198,022)
      Foreign exchange contracts                                                            (815)         (113,147)
     Change in net unrealized appreciation (depreciation) of:
      Investments                                                                        113,564          (871,832)
      Futures                                                                                 --           (72,344)
      Foreign exchange translations                                                          930            22,487
==================================================================================================================
     Net realized and unrealized gain (loss) on investments,
      futures and foreign exchange transactions                                           88,390            92,252
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                      $         98,111   $       282,451
------------------------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees:                             $             --   $           558
==================================================================================================================

                       See notes to financial statements.

                                                                                                       EMERGING
                                                                                 INTERNATIONAL         MARKETS
                                                                                 OPPORTUNITIES         EQUITY
                                                                                      FUND              FUND
------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                   $          7,051   $            --
     Dividend                                                                          2,946,570         1,007,977
     Dividend income from affiliated investments*                                         18,431                --
     Foreign tax withholding                                                            (376,982)          (66,879)
------------------------------------------------------------------------------------------------------------------
   Total investment income                                                             2,595,070           941,098
==================================================================================================================

   EXPENSES:
     Investment advisory fees                                                            643,581           323,144
     Administration fees                                                                 160,895            48,472
     Shareholder servicing fees                                                          136,055            45,971
     Distribution fees                                                                    18,100               239
     Custodian and accounting fees                                                       145,416           145,773
     Printing and postage                                                                 15,723             8,078
     Professional fees                                                                    33,873            39,068
     Registration fees                                                                    12,338            18,266
     Transfer agent fees                                                                  87,895            41,075
     Trustees' fees                                                                        1,073               323
     Other                                                                                 6,437             7,110
------------------------------------------------------------------------------------------------------------------
   Total expenses                                                                      1,261,386           677,519
------------------------------------------------------------------------------------------------------------------
     Less amounts waived                                                                 168,847           168,056
     Less expense reimbursements                                                           6,885            13,352
------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                     1,085,654           496,111
==================================================================================================================
   Net investment income (loss)                                                        1,509,416           444,987
------------------------------------------------------------------------------------------------------------------

   REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                                    (21,368,734)       (4,727,105)
      Futures                                                                             90,031                --
      Foreign exchange contracts                                                         150,181           (23,769)
     Change in net unrealized appreciation (depreciation) of:
      Investments                                                                     17,409,109         6,802,043
      Futures                                                                             49,553                --
      Foreign exchange translations                                                       60,720            17,825
------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments,
      futures and foreign exchange transactions                                       (3,609,140)        2,068,994
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                      $     (2,099,724)  $     2,513,981
------------------------------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees:                             $          2,284   $            --
==================================================================================================================

                       See notes to financial statements.

                                                                                  ASIA EQUITY       INTERNATIONAL
                                                                                     FUND            EQUITY FUND
------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                   $            986   $        17,615
     Dividend                                                                            390,436         4,915,516
     Foreign tax withholding                                                             (40,782)         (661,909)
------------------------------------------------------------------------------------------------------------------
   Total investment income                                                               350,640         4,271,222
------------------------------------------------------------------------------------------------------------------

   EXPENSES:
     Investment advisory fees                                                            132,778         1,739,894
     Administration fees                                                                  19,917           260,984
     Shareholder servicing fees                                                           27,390           434,972
     Distribution fees                                                                     2,798               567
     Custodian and accounting fees                                                        92,363           163,855
     Printing and postage                                                                  1,915            22,955
     Professional fees                                                                    35,989            44,861
     Registration fees                                                                     2,871            35,833
     Transfer agent fees                                                                  31,382            47,524
     Trustees' fees                                                                          133             1,740
     Other                                                                                 2,654             9,366
------------------------------------------------------------------------------------------------------------------
   Total expenses                                                                        350,190         2,762,551
==================================================================================================================
     Less amounts waived                                                                 144,100           826,351
     Less expense reimbursements                                                           9,299            21,500
------------------------------------------------------------------------------------------------------------------
      Net expenses                                                                       196,791         1,914,700
------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                                          153,849         2,356,522
------------------------------------------------------------------------------------------------------------------

   REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                                     (2,990,690)       (7,307,049)
      Foreign exchange contracts                                                           3,045          (261,817)
     Change in net unrealized appreciation (depreciation) of:
      Investments                                                                        (29,915)        7,626,041
      Foreign exchange translations                                                          521            59,256
------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments
      and foreign exchange transactions                                               (3,017,039)          116,431
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                      $     (2,863,190)  $     2,472,953
==================================================================================================================

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Changes in Net Assets For the periods indicated (unaudited)

                                                                              EUROPEAN FUND                  JAPAN FUND
                                                                       ---------------------------   ---------------------------
                                                                          11/1/02        YEAR           11/1/02        YEAR
                                                                          THROUGH        ENDED          THROUGH        ENDED
                                                                          4/30/03       10/31/02        4/30/03       10/31/02
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income (loss)                                          $    114,951   $    573,439   $     (4,282)  $    (13,974)
 Net realized gain (loss) on investments and foreign exchange
   transactions                                                            (863,383)     2,432,893        (40,404)      (172,025)

 Change in net unrealized appreciation (depreciation) of investments
   and foreign exchange translations                                      3,165,728       (795,449)        34,801         70,710
--------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                      2,417,296      2,210,883         (9,885)      (115,289)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                     (374,810)            --             --             --
--------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                        883,462     (4,654,549)       708,117         72,270
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                2,925,948     (2,443,666)       698,232        (43,019)

NET ASSETS:

 Beginning of period                                                     54,503,297     56,946,963        842,661        885,680
--------------------------------------------------------------------------------------------------------------------------------
 End of period                                                         $ 57,429,245   $ 54,503,297   $  1,540,893   $    842,661
--------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME     $     72,574   $    332,433   $     (5,398)  $     (1,116)
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                               INTERNATIONAL                INTERNATIONAL
                                                                                GROWTH FUND                  VALUE FUND
                                                                       ---------------------------   ---------------------------
                                                                          11/1/02        YEAR           11/1/02        YEAR
                                                                          THROUGH        ENDED          THROUGH        ENDED
                                                                          4/30/03       10/31/02        4/30/03       10/31/02
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income (loss)                                          $      9,721   $     (8,129)  $    190,199   $    667,940
 Net realized gain (loss) on investments, futures and foreign exchange
   transactions                                                             (26,104)      (784,862)     1,013,941      3,894,948

 Change in net unrealized appreciation (depreciation) of investments,
   futures and foreign exchange translations                                114,494        293,236       (921,689)    (4,820,436)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                         98,111       (499,755)       282,451       (257,548)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                           --             --     (1,481,498)    (1,669,756)
--------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                             --         35,522     (7,335,298)  (116,106,584)
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                   98,111       (464,233)    (8,534,345)  (118,033,888)

NET ASSETS:

 Beginning of period                                                      3,176,925      3,641,158     45,883,401    163,917,289
--------------------------------------------------------------------------------------------------------------------------------
 End of period                                                         $  3,275,036   $  3,176,925   $ 37,349,056   $ 45,883,401
--------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME     $      9,634   $        (87)  $    191,874   $  1,483,173
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                              INTERNATIONAL                EMERGING MARKETS
                                                                            OPPORTUNITIES FUND               EQUITY FUND
                                                                       ---------------------------   ---------------------------
                                                                          11/1/02        YEAR          11/1/02         YEAR
                                                                          THROUGH        ENDED         THROUGH         ENDED
                                                                          4/30/03       10/31/02       4/30/03        10/31/02
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                 $  1,509,416   $  3,693,097   $    444,987   $    650,760
 Net realized gain (loss) on investments, futures and foreign
   exchange transactions                                                (21,128,522)   (51,863,790)    (4,750,874)   (17,879,298)

 Change in net unrealized appreciation (depreciation) of investments,
   futures and foreign exchange translations                             17,519,382     15,342,530      6,819,868     23,876,867
--------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                     (2,099,724)   (32,828,163)     2,513,981      6,648,329
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                   (2,548,193)    (3,881,303)      (430,000)      (866,869)
--------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                    (53,627,497)       340,406     (7,196,915)   (29,141,053)
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                              (58,275,414)   (36,369,060)    (5,112,934)   (23,359,593)

NET ASSETS:

 Beginning of period                                                    256,136,477    292,505,537     66,250,104     89,609,697
--------------------------------------------------------------------------------------------------------------------------------
 End of period                                                         $197,861,063   $256,136,477   $ 61,137,170   $ 66,250,104
--------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME     $  1,410,603   $  2,449,380   $ (2,752,197)  $ (2,767,184)
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                               ASIA EQUITY                 INTERNATIONAL
                                                                                  FUND                      EQUITY FUND
                                                                       ---------------------------   ---------------------------
                                                                          11/1/02       11/1/01*       11/1/02         YEAR
                                                                          THROUGH       THROUGH        THROUGH         ENDED
                                                                          4/30/03       10/31/02       4/30/03        10/31/02
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income (loss)                                          $    153,849   $     (6,042)  $  2,356,522   $  2,088,955
 Net realized gain (loss) on investments and foreign exchange
   transactions                                                          (2,987,645)    (1,369,854)    (7,568,866)   (13,160,990)

 Change in net unrealized appreciation (depreciation) of investments
   and foreign exchange translations                                        (29,394)    (2,607,064)     7,685,297    (11,644,462)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                     (2,863,190)    (3,982,960)     2,472,953    (22,716,497)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                           --             --     (2,319,311)    (1,161,091)
--------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                      3,135,861     27,224,576    219,645,872     90,120,668
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                  272,671     23,241,616    219,799,514     66,243,080

NET ASSETS:

 Beginning of period                                                     23,241,616             --    247,538,843    181,295,763
--------------------------------------------------------------------------------------------------------------------------------
 End of period                                                         $ 23,514,287   $ 23,241,616   $467,338,357   $247,538,843
--------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME     $    153,827   $        (22)  $  1,088,746   $  1,051,535
--------------------------------------------------------------------------------------------------------------------------------

*Commencement of operations.

                       See notes to financial statements.

     JPMORGAN FUNDS

     Notes to Financial Statements (unaudited)

1. ORGANIZATION
Mutual Fund Group ("MFG"), J.P. Morgan Institutional Funds ("JPMIF") and Mutual Fund Select Group ("MFSG") (the "Trusts") were organized on May 11, 1987, November 4, 1992 and October 1, 1996, respectively, as Massachusetts business trusts, and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end management investment companies.

The following are eight separate portfolios of the Trusts (collectively, the "Funds"):

   FUND                                              CLASSES OFFERED
-------------------------------------------------------------------------------------------------
   JPMorgan Fleming European Fund ("EF")             Class A, Class B, Class C, Institutional
                                                     and Select
   JPMorgan Fleming Japan Fund ("JF")                Class A and Class B
   JPMorgan Fleming International Growth
   Fund ("IGF")                                      Class A and Class B
   JPMorgan Fleming International Value
   Fund ("IVF")                                      Class A, Class B, Institutional and Select
   JPMorgan Fleming International Opportunities
   Fund ("IOF")                                      Class A, Class B, Institutional and Select
   JPMorgan Fleming Emerging Markets Equity
   Fund ("EMF")                                      Class A, Class B, Institutional and Select
   JPMorgan Fleming Asia Equity Fund ("AEF")         Class A, Class B, Institutional and Select
   JPMorgan Fleming International Equity
   Fund ("IEF")                                      Class A, Class B, Class C and Select

IEF was formerly named Select International Equity Fund ("SIEF"). The name change for IEF was effective January 31, 2003.

EF, JF, IGF and AEF are separate series of MFG. IVF, IOF and EMF are separate series of JPMIF. IEF is a separate series of MFSG.

Class A Shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional and Select Classes. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by The Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner, allowing the Funds to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subject the Funds to unlimited risk of loss.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of April 30, 2003, IVF had outstanding futures contracts as listed on the Fund's Portfolio of Investments.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S.dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

   1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

   2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of April 30, 2003, the Funds had outstanding forward foreign currency exchange contracts as listed on the Funds' Portfolio of Investments.

E. RESTRICTED AND ILLIQUID SECURITIES -- Each Fund is permitted to invest up to 15% of its net assets in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

F. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method, adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.

G. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular share class are charged directly to that class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

H. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

I. FOREIGN TAXES -- Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

J. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition --"temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J. P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM") and J.P. Morgan Investment Management, Inc. ("JPMIM" and, together with JPMFAM, the "Advisors") act as the investment advisors to the Funds. JPMFAM, a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"), is the Advisor for EF, JF, IGF and IEF. JPMIM, a wholly owned subsidiary of JPMorgan, is the advisor for IVF, IOF, EMF and AEF. The Advisors supervise the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                                          INVESTMENT
                        FUND              ADVISORY FEE (%)
                    ---------------------------------------
                        EF                     0.65
                        JF                     1.00
                        IGF                    1.00
                        IVF                    0.60
                        IOF                    0.60
                        EMF                    1.00
                        AEF                    1.00
                        IEF                    1.00

JPMFAM, on behalf of EF, JF, IGF and IEF, has entered into an investment sub-advisory agreement with J.P. Morgan Fleming Asset Management (London) Limited ("JPMFAM (London)"). JPMIM, on behalf of AEF, has entered into an investment sub-advisory agreement with JF International Management, Inc. ("JFIMI"). For its services as sub-advisor, JPMFAM (London) and JFIMI receive a portion of the fees payable to JPMFAM and JPMIM, respectively.

The Advisors waived fees as outlined in Note 3.F. below.

The Funds may invest in one or more of the affiliated Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

   FUND               CLASS A           CLASS B           CLASS C
--------------------------------------------------------------------
   EF                   0.25             0.75              0.75
   JF                   0.25             0.75               n/a
   IGF                  0.25             0.75               n/a
   IVF                  0.25             0.75               n/a
   IOF                  0.25             0.75               n/a
   EMF                  0.25             0.75               n/a
   AEF                  0.25             0.75               n/a
   IEF                  0.25             0.75              0.75

In addition, JPMFD receives any contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares.

The Distributor waived fees as outlined in Note 3.F. below.

C. SHAREHOLDER SERVICING FEES -- The Trusts have entered into a Shareholder Servicing Agreement with JPMCB under which JPMCB provides account administration and personal account maintenance service to shareholders. JPMCB may obtain the services of one or more Shareholder Servicing Agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                 INSTITUTIONAL       SELECT
   FUND     CLASS A      CLASS B      CLASS C        CLASS           CLASS
-------------------------------------------------------------------------------
   EF          --          0.25        0.25           0.10           0.25
   JF          --          0.25         n/a            n/a            n/a
   IGF       0.25          0.25         n/a            n/a            n/a
   IVF       0.25          0.25         n/a           0.10           0.25
   IOF       0.25          0.25         n/a           0.10           0.25
   EMF       0.25          0.25         n/a           0.10           0.25
   AEF         --          0.25         n/a           0.10           0.25
   IEF       0.25          0.25        0.25            n/a           0.25

In addition, JPMCB, Charles Schwab & Co. ("Schwab"), and JPMIF are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of IVF, IOF and EMF available to customers and investment advisors and other financial intermediaries who are Schwab's clients. IVF, IOF and EMF are not responsible for payments to Schwab under Schwab

Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPMIF and JPMCB is terminated, IVF, IOF and EMF would be responsible for ongoing payments to Schwab with respect to pre-termination shares.

The Funds' Board of Trustees has approved the addition of shareholder servicing fees to Class A Shares of EF, JF and AEF. Effective May 1, 2003, Class A Shares of EF, JF and AEF will accrue a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets.

The Shareholder Servicing Agents waived fees as outlined in Note 3.F. below.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for all of the Funds except IGF. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                INSTITUTIONAL     SELECT
   FUND      CLASS A      CLASS B    CLASS C        CLASS         CLASS
----------------------------------------------------------------------------
   EF         1.75          2.50      2.50           1.00          1.50
   JF         1.75          2.50       n/a            n/a           n/a
   IGF        2.00          2.50       n/a            n/a           n/a
   IVF        1.45          1.95       n/a           0.95          1.41
   IOF        1.90          2.40       n/a           0.92          1.20
   EMF        2.00          2.50       n/a           1.45          1.75
   AEF        1.75          2.25       n/a           1.35          1.50
   IEF        1.50          2.00      2.00            n/a          1.25

The contractual expense limitation agreements were in effect for the six months ended April 30, 2003 for the Funds. The expense limitation percentages in the table above are due to expire as follows:

                                                INSTITUTIONAL     SELECT
   FUND       CLASS A     CLASS B     CLASS C       CLASS         CLASS
----------------------------------------------------------------------------
   EF         2/28/04     2/28/04     2/28/04       2/28/05      2/28/05
   JF         2/28/04     2/28/04         n/a           n/a          n/a
   IGF        2/28/04     2/28/04         n/a           n/a          n/a
   IVF        2/28/04     2/28/04         n/a       2/28/05      2/28/05
   IOF        2/28/04     2/28/04         n/a       2/28/05      2/28/05
   EMF        2/28/04     2/28/04         n/a       2/28/05      2/28/05
   AEF        2/28/04     2/28/04         n/a       2/28/04      2/28/04
   IEF        2/28/04     2/28/04     2/28/04           n/a      2/28/04

The Administrator waived fees and reimbursed expenses as outlined in Note 3.F. below.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended April 30, 2003, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows:

                                 CONTRACTUAL WAIVERS
          -----------------------------------------------------------------
          INVESTMENT                   SHAREHOLDER                            CONTRACTUAL
   FUND   ADVISORY    ADMINISTRATION   SERVICING    DISTRIBUTION    TOTAL     REIMBURSEMENT
---------------------------------------------------------------------------------------------
   EF      $ 163,196     $  21,588      $   3,755       $    --   $  188,539     $  29,960
   JF          5,667           850            128         1,289        7,934       116,333
   IGF        15,587         2,338          3,897            --       21,822        62,598
   IVF        59,198        27,640         14,705            --      101,543        20,201
   IOF            --        86,144         82,703            --      168,847         6,885
   EMF        86,130        48,472         33,454            --      168,056        13,352
   AEF       119,267        19,917          4,916            --      144,100         9,299
   IEF       287,821           321        278,059            --      566,201        21,500
---------------------------------------------------------------------------------------------
   Total   $ 736,866     $ 207,270      $ 421,617       $ 1,289   $ 1,367,042    $ 280,128
---------------------------------------------------------------------------------------------

                            VOLUNTARY WAIVERS
            --------------------------------------------------------
            INVESTMENT                   SHAREHOLDER
   FUND     ADVISORY    ADMINISTRATION   SERVICING     DISTRIBUTION    TOTAL
-------------------------------------------------------------------------------

   EF        $      --       $  18,248       $   --         $   --    $  18,248
   IVF              --           2,569           --             --        2,569
   IEF         163,220          96,930           --             --      260,150
-------------------------------------------------------------------------------
   Total     $ 163,220       $ 117,747       $   --         $   --    $ 280,967
-------------------------------------------------------------------------------

G. OTHER -- Certain officers of the Trust(s) are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period certain of the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisors.

For the six months ended April 30, 2003, EF, EMF, AEF and IEF incurred approximately $8,181, $43, $9,878 and $108, respectively, as broker commissions with brokers/dealers affiliated with JPMCB.

4. CLASS SPECIFIC EXPENSES
The Funds' class specific expenses for the six months ended April 30, 2003 are as follows:

                  SHAREHOLDER
   FUND           SERVICING      DISTRIBUTION    TRANSFER AGENT
-----------------------------------------------------------------
   EF
   Class A        $      --         $ 32,244        $  55,668
   Class B           11,913           35,740           20,452
   Class C            3,264            9,790            5,535
   Institutional      3,304               --            7,929
   Select            10,712               --           11,164
-----------------------------------------------------------------
                  $  29,193         $ 77,774        $ 100,748
-----------------------------------------------------------------
   JF
   Class A        $      --         $  1,289        $  17,480
   Class B              128              384            1,736
-----------------------------------------------------------------
                  $     128         $  1,673        $  19,216
-----------------------------------------------------------------
   IGF
   Class A        $   3,120         $  3,120        $  14,042
   Class B              777            2,332            3,500
-----------------------------------------------------------------
                  $   3,897         $  5,452        $  17,542
-----------------------------------------------------------------
   IVF
   Class A        $     184         $    184        $   6,331
   Class B              198              594            6,813
   Institutional     12,110               --            8,477
   Select            19,690               --           16,814
-----------------------------------------------------------------
                  $  32,182         $    778        $  38,435
-----------------------------------------------------------------
   IOF
   Class A        $  13,439         $ 13,439        $  45,764
   Class B            1,554            4,661            5,291
   Institutional     88,067               --           19,048
   Select            32,995               --           17,792
-----------------------------------------------------------------
                  $ 136,055         $ 18,100        $  87,895
-----------------------------------------------------------------
   EMF
   Class A        $      64         $     64        $   7,070
   Class B               58              175            6,448
   Institutional     23,209               --            9,284
   Select            22,640               --           18,273
-----------------------------------------------------------------
                  $  45,971         $    239        $  41,075
-----------------------------------------------------------------
   AEF
   Class A        $   1,117         $  1,748        $  10,044
   Class B              350            1,050            2,499
   Institutional      3,449               --            7,713
   Select            22,474               --           11,126
-----------------------------------------------------------------
                  $  27,390         $  2,798        $  31,382
-----------------------------------------------------------------
   IEF
   Class A        $     343         $    343        $  18,015
   Class B               65              195            3,523
   Class C               10               29              388
   Select           434,554               --           25,598
-----------------------------------------------------------------
                  $ 434,972         $    567        $  47,524
-----------------------------------------------------------------

5. CLASS SPECIFIC DISTRIBUTIONS
The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended April 30, 2003 and the period ended October 31, 2002 are as follows:

                      SIX MONTHS ENDED 4/30/03                 YEAR ENDED 10/31/02
                  ----------------------------------     --------------------------------
                         NET                                     NET
   FUND           INVESTMENT INCOME    REALIZED GAIN     INVESTMENT INCOME  REALIZED GAIN
-----------------------------------------------------------------------------------------
   EF
   Class A        $         182,850    $          --     $              --  $          --
   Class B                   62,545               --                    --             --
   Class C                   17,829               --                    --             --
   Institutional             49,458               --                    --             --
   Select                    62,128               --                    --             --
-----------------------------------------------------------------------------------------
                  $         374,810    $          --     $              --  $          --
-----------------------------------------------------------------------------------------
   IVF
   Class A        $           5,641    $          --     $             484  $          --
   Class B                    5,748               --                   403             --
   Institutional            876,423               --             1,369,814             --
   Select                   593,686               --               299,055             --
-------------------------------------------------------------------------------------------
                  $       1,481,498    $          --     $       1,669,756  $          --
-------------------------------------------------------------------------------------------
   IOF
   Class A        $         117,616    $          --     $         160,758  $          --
   Class B                   12,558               --                16,272             --
   Institutional          2,095,227               --             3,350,183             --
   Select                   322,792               --               354,090             --
-------------------------------------------------------------------------------------------
                  $       2,548,193    $          --     $       3,881,303  $          --
-------------------------------------------------------------------------------------------
   EMF
   Class A        $             886    $          --     $             116  $          --
   Class B                      230               --                   100             --
   Institutional            307,561               --               672,780             --
   Select                   121,323               --               193,873             --
-------------------------------------------------------------------------------------------
                  $         430,000    $          --     $         866,869  $          --
-------------------------------------------------------------------------------------------
   IEF
   Class A        $             476    $          --     $             139  $          --
   Class B                      204               --                    13             --
   Class C                        4               --                    --             --
   Select                 2,318,627               --             1,160,939             --
-------------------------------------------------------------------------------------------
                  $       2,319,311    $          --     $       1,161,091  $          --
-------------------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS
For the six months ended April 30, 2003, purchases and sales of investments (excluding short-term investments) are as follows:

                             PURCHASES            SALES
                          (EXCLUDING U.S.     (EXCLUDING U.S.
        FUND                GOVERNMENT)         GOVERNMENT)
       ------------------------------------------------------
        EF                $  183,382,711       $ 181,684,118
        JF                     2,855,567           2,256,558
        IGF                      215,049             244,628
        IVF                   24,935,002          34,342,944
        IOF                   68,612,472         109,109,193
        EMF                   28,284,322          35,517,471
        AEF                   18,719,078          15,891,161
        IEF                  208,628,825          20,556,562

7. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2003, are as follows:

                                GROSS          GROSS       NET UNREALIZED
                              UNREALIZED     UNREALIZED     APPRECIATION
   FUND     AGGREGATE COST   APPRECIATION   DEPRECIATION    (DEPRECIATION)
-----------------------------------------------------------------------------
   EF       $ 52,244,349    $  4,913,950   $    (495,014)   $   4,418,936
   JF          1,387,424          59,927         (56,281)           3,646
   IGF         3,907,594         129,763        (815,570)        (685,807)
   IVF        32,552,967       4,833,729      (1,446,455)       3,387,274
   IOF       199,630,275      20,715,850     (19,181,984)       1,533,866
   EMF        64,078,681      10,838,756     (15,493,196)      (4,654,440)
   AEF        25,278,362         454,145      (3,092,474)      (2,638,329)
   IEF       469,230,244      13,614,448     (55,709,573)     (42,095,125)

8. BANK BORROWINGS
Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 15, 2004.

Prior to April 17, 2003, the Funds could borrow money for temporary or emergency purposes. The Fund had entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $400 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement expired on April 16, 2003.

The Funds had no borrowings outstanding at April 30, 2003, nor at anytime during the period then ended.

9. CONCENTRATIONS AND INDEMNIFICATIONS

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Fund is invested.

As of April 30, 2003, substantially all of the Funds' net assets consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of April 30, 2003, IGF, IVF, IOF and IEF invested approximately 31.7%, 21.6%, 28.2% and 29.5%, respectively, of its respective portfolio in issuers in the United Kingdom. EMF and AEF invested 25.5% and 24.6%, respectively, of its respective portfolio in issuers in South Korea.

As of April 30, 2003, EF invested approximately 20.9% of its portfolio in securities issued by telecommunications companies. IVF invested approximately 21.2% of its portfolio in securities issued by banking companies.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. SUBSEQUENT EVENT

The Funds' Board of Trustees has approved a change of name for Mutual Fund Group and Mutual Fund Select Group. The Trusts will be renamed J.P. Morgan Mutual Fund Group and J.P. Morgan Mutual Fund Select Group, respectively, effective May 1, 2003.

11. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented:

EUROPEAN FUND

                                                                         CLASS A                             CLASS B
                                                          ----------------------------------    ----------------------------------
                                                                   AMOUNT             SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $    13,546,175          1,030,625    $       889,393             71,434
Shares issued in reinvestment of distributions                     83,574              6,424             48,442              3,900
Shares redeemed                                               (13,729,162)        (1,052,495)        (1,541,596)          (125,390)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $       (99,413)           (15,446)   $      (603,761)           (50,056)
==================================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $    40,753,598          2,875,391    $     4,484,346            318,418
Shares redeemed                                               (47,411,189)        (3,310,622)        (5,530,683)          (399,067)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $    (6,657,591)          (435,231)   $    (1,046,337)           (80,649)
==================================================================================================================================

                                                                         CLASS C                           INSTITUTIONAL
                                                          ----------------------------------    ----------------------------------
                                                                   AMOUNT             SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $       815,040             66,438    $     2,658,195            203,432
Shares issued in reinvestment of distributions                      6,481                522              9,584                731
Shares redeemed                                                  (760,681)           (62,311)        (1,357,448)          (100,979)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $        60,840              4,649    $     1,310,331            103,184
==================================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $     1,023,454             75,383    $     3,747,517            261,900
Shares redeemed                                                (1,513,850)          (110,608)        (2,189,224)          (153,807)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $      (490,396)           (35,225)   $     1,558,293            108,093
==================================================================================================================================

                                                                         SELECT
                                                          ----------------------------------
                                                                   AMOUNT             SHARES
--------------------------------------------------------------------------------------------
                                                           SIX MONTHS ENDED APRIL 30, 2003
--------------------------------------------------------------------------------------------
Shares sold                                               $    18,521,240          1,423,362
Shares issued in reinvestment of distributions                     53,460              4,100
Shares redeemed                                               (18,359,235)        (1,415,901)
--------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $       215,465             11,561
============================================================================================

                                                            YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------------------
Shares sold                                               $    73,084,253          5,179,585
Shares redeemed                                               (71,102,771)        (5,008,408)
--------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $     1,981,482            171,177
============================================================================================

JAPAN FUND

                                                                         CLASS A                             CLASS B
                                                          ----------------------------------    ----------------------------------
                                                                   AMOUNT             SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $     3,221,265            760,115    $       171,801             41,707
Shares redeemed                                                (2,503,149)          (577,457)          (181,800)           (43,752)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $       718,116            182,658    $        (9,999)            (2,045)
==================================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $     4,559,564            891,941    $     1,385,230            259,676
Shares redeemed                                                (4,477,072)          (868,232)        (1,395,452)          (260,212)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $        82,492             23,709    $       (10,222)              (536)
==================================================================================================================================

INTERNATIONAL GROWTH FUND

                                                                         CLASS A                             CLASS B
                                                          ----------------------------------    ----------------------------------
                                                                   AMOUNT             SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $            --                 --    $            --                 --
Shares redeemed                                                        --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $            --                 --    $            --                 --
==================================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $       827,887            102,240    $       825,000            102,357
Shares redeemed                                           $      (811,365)          (100,169)   $      (806,000)          (100,000)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $        16,522              2,071    $        19,000              2,357
==================================================================================================================================

INTERNATIONAL VALUE FUND

                                                                         CLASS A                             CLASS B
                                                          ----------------------------------    ----------------------------------
                                                                  AMOUNT              SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $       194,803             30,098    $         5,214                814
Shares issued in reinvestment of distributions                      2,552                376              5,748                850
Shares redeemed                                                  (220,458)           (33,790)           (13,899)            (2,005)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $       (23,103)            (3,316)   $        (2,937)              (341)
==================================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $       610,100             73,440    $       397,532             49,358
Shares issued in reinvestment of distributions                        484                 58                403                 48
Shares redeemed                                                  (435,537)           (51,484)          (214,932)           (26,009)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $       175,047             22,014    $       183,003             23,397
==================================================================================================================================

                                                                     INSTITUTIONAL                             SELECT
                                                          ----------------------------------    ----------------------------------
                                                                   AMOUNT             SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $    27,273,471          3,957,597    $    35,473,825          5,209,540
Shares issued in reinvestment of distributions                    662,311             97,113            527,931             77,523
Shares redeemed                                               (33,712,405)        (4,868,529)       (37,534,391)        (5,524,522)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $    (5,776,623)          (813,819)   $    (1,532,635)          (237,459)
==================================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $   191,108,290         23,571,460    $   102,675,904         13,249,092
Shares issued in reinvestment of distributions                    987,326            118,669            257,893             30,997
Shares redeemed                                              (305,835,898)       (36,824,872)      (105,658,149)       (13,440,339)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $  (113,740,282)       (13,134,743)   $    (2,724,352)          (160,250)
==================================================================================================================================

INTERNATIONAL OPPORTUNITIES FUND

                                                                         CLASS A                             CLASS B
                                                          ----------------------------------    ----------------------------------
                                                                   AMOUNT             SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $    11,646,055          1,608,854    $        91,809             12,141
Shares issued in reinvestment of distributions                     99,065             13,243             10,904              1,464
Shares redeemed                                               (11,652,875)        (1,609,181)          (265,095)           (37,116)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $        92,245             12,916    $      (162,382)           (23,511)
==================================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $    17,225,868          2,032,356    $       597,010             68,429
Shares issued in reinvestment of distributions                    122,484             13,670             13,272              1,481
Shares redeemed                                               (24,594,620)        (2,896,986)        (1,956,074)          (228,967)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $    (7,246,268)          (850,960)   $    (1,345,792)          (159,057)
==================================================================================================================================

                                                                     INSTITUTIONAL                             SELECT
                                                          ----------------------------------    ----------------------------------
                                                                   AMOUNT             SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $    46,678,606          6,331,059    $    52,648,560          7,031,442
Shares issued in reinvestment of distributions                  1,065,103            141,073            248,520             33,004
Shares redeemed                                               (92,163,749)       (12,457,919)       (62,034,400)        (8,238,134)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $   (44,420,040)        (5,985,787)   $    (9,137,320)        (1,173,688)
==================================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $   301,479,963         34,677,307    $   214,045,865         26,886,447
Shares issued in reinvestment of distributions                  1,719,932            191,957            257,698             28,760
Shares redeemed                                              (291,711,949)       (33,892,147)      (216,859,043)       (26,791,379)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $    11,487,946            977,117    $    (2,555,480)           123,828
==================================================================================================================================

EMERGING MARKETS EQUITY FUND

                                                                         CLASS A                             CLASS B
                                                          ----------------------------------    ----------------------------------
                                                                   AMOUNT             SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $       111,821             20,638    $       197,072             37,078
Shares issued in reinvestment of distributions                        886                161                227                 41
Shares redeemed                                                   (98,756)           (18,036)          (201,866)           (37,883)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $        13,951              2,763    $        (4,567)              (714)
==================================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $     1,329,658            207,292    $       130,658             20,149
Shares issued in reinvestment of distributions                        116                 20                 96                 16
Shares redeemed                                                (1,288,664)          (200,628)           (91,611)           (14,312)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $        41,110              6,684    $        39,143              5,853
==================================================================================================================================

                                                                     INSTITUTIONAL                             SELECT
                                                          ----------------------------------    ----------------------------------
                                                                   AMOUNT             SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $    11,851,220          2,217,883    $    15,153,429          2,834,005
Shares issued in reinvestment of distributions 886                269,543             48,742            109,846             19,972
Shares redeemed                                               (16,888,025)        (3,194,421)       (17,702,312)        (3,314,496)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $    (4,767,262)          (927,796)   $    (2,439,037)          (460,519)
==================================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $    28,775,875          4,709,469    $    33,349,693          5,728,695
Shares issued in reinvestment of distributions                    687,716            107,676            188,618             32,353
Shares redeemed                                               (54,065,211)        (8,864,012)       (38,157,997)        (6,522,805)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $   (24,601,620)        (4,046,867)   $    (4,619,686)          (761,757)
==================================================================================================================================

ASIA EQUITY FUND

                                                                         CLASS A                             CLASS B
                                                          ----------------------------------    ----------------------------------
                                                                   AMOUNT             SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $         3,594                 81    $           374                 30
Shares redeemed                                                (2,182,018)          (165,811)          (425,219)           (32,525)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $    (2,178,424)          (165,730)   $      (424,845)           (32,495)
==================================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2002*
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $     2,500,000            166,667    $       500,000             33,333
Shares redeemed                                                        --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $     2,500,000            166,667    $       500,000             33,333
==================================================================================================================================

                                                                     INSTITUTIONAL                             SELECT
                                                          ----------------------------------    ----------------------------------
                                                                   AMOUNT             SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $     2,031,601            151,534    $     8,604,298            622,341
Shares redeemed                                                (1,370,052)          (106,268)        (3,526,717)          (267,563)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $       661,549             45,266    $     5,077,581            354,778
==================================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2002*
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $     8,594,000            542,864    $    19,864,176          1,260,983
Shares redeemed                                                (1,030,402)           (71,428)        (3,203,198)          (236,660)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $     7,563,598            471,436    $    16,660,978          1,024,323
==================================================================================================================================

* The Fund commenced its operations on November 1, 2001. For Institutional and Select Shares, from commencement of offering on June 28, 2002.

INTERNATIONAL EQUITY FUND

                                                                         CLASS A                             CLASS B
                                                          ----------------------------------    ----------------------------------
                                                                   AMOUNT             SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $     7,464,060            398,381    $        59,372              3,152
Shares issued in reinvestment of distributions                        385                 20                204                 11
Shares redeemed                                                (1,961,324)          (106,355)              (317)               (17)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $     5,503,121            292,046    $        59,259              3,146
==================================================================================================================================

                                                                              YEAR ENDED OCTOBER 31, 2002*
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $       100,938              4,911    $        24,345              1,115
Shares issued in reinvestment of distributions                        139                  7                 13                  1
Shares redeemed                                                    (5,077)              (243)                --                 --
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $        96,000              4,675    $        24,358    $         1,116
==================================================================================================================================

                                                                         CLASS C                              SELECT
                                                          ----------------------------------    ----------------------------------
                                                                   AMOUNT             SHARES             AMOUNT             SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED APRIL 30, 2003**
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                               $       229,132             12,556    $   252,402,282         12,998,971
Shares issued in reinvestment of distributions                          4                 --^           820,899             44,926
Shares redeemed                                                  (207,445)           (11,483)       (39,161,380)        (2,041,555)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $        21,691              1,073    $   214,061,801         11,002,342
==================================================================================================================================

                                                                          YEAR ENDED OCTOBER 31, 2002*
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                     $   147,829,519          6,873,406
Shares issued in reinvestment of distributions                                                          138,342              6,878
Shares redeemed                                                                                     (57,967,551)        (2,707,300)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                                              $    90,000,310          4,172,984
==================================================================================================================================

** For Class C Shares, from commencement of offering on January 31, 2003.
 * For Class A Shares and Class B Shares, from commencement of offering on February 28, 2002.
 ^ Amount rounds to less than one share.

  JPMORGAN FUNDS

  Financial Highlights (unaudited)

                                                                                 EUROPEAN FUND^^
                                             -------------------------------------------------------------------------------------
                                                                                    CLASS A
                                             -------------------------------------------------------------------------------------
                                              11/1/02                                     YEAR ENDED
                                              THROUGH       ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:              4/30/03        10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    13.23     $    12.96     $    17.87     $    16.52     $    14.47     $    14.10
----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                  0.03^           0.14^          0.02^         (0.12)^        (0.06)^         0.15
    Net gains or losses on securities
      (both realized and unrealized)               0.59           0.13          (3.24)          1.83           2.31           2.16
                                             ----------     ----------     ----------     ----------     ----------     ----------
    Total from investment operations               0.62           0.27          (3.22)          1.71           2.25           2.31
                                             ----------     ----------     ----------     ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income           0.09             --             --             --           0.09           0.22
    Distributions from capital gains                 --             --           1.69           0.36           0.11           1.72
                                             ----------     ----------     ----------     ----------     ----------     ----------
    Total distributions                            0.09             --           1.69           0.36           0.20           1.94
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period               $    13.76     $    13.23     $    12.96     $    17.87     $    16.52     $    14.47
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                               4.73%          2.08%        (19.49%)        10.13%         15.60%         18.71%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period
      (000 omitted)                          $   28,076     $   27,208     $   32,317     $   75,801     $   47,759     $   33,743
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   1.65%          1.65%          1.75%          1.74%          1.74%          1.74%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   0.47%          1.03%          0.17%         (0.60%)        (0.40%)        (0.07)
----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and
      reimbursements                               2.50%          2.45%          2.07%          1.95%          2.06%          2.38%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                  (0.38%)         0.23%         (0.15)         (0.81%)        (0.72%)        (0.71)
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                         352%         1,021            564%           161%           149%           183%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 EUROPEAN FUND^^
                                             -------------------------------------------------------------------------------------
                                                                                    CLASS B
                                             -------------------------------------------------------------------------------------
                                              11/1/02                                     YEAR ENDED
                                              THROUGH       ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:              4/30/03        10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    12.63     $    12.48     $    17.38     $    16.18     $    14.24     $    13.93
----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                  (0.01)^         0.05^         (0.09)^        (0.27)^        (0.18)^         0.08
    Net gains or losses on securities
      (both realized and unrealized)               0.56           0.10          (3.12)          1.83           2.26           2.10
                                             ----------     ----------     ----------     ----------     ----------     ----------
    Total from investment operations               0.55           0.15          (3.21)          1.56           2.08           2.18
                                             ----------     ----------     ----------     ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income           0.08             --             --             --           0.03           0.15
    Distributions from capital gains                 --             --           1.69           0.36           0.11           1.72
                                             ----------     ----------     ----------     ----------     ----------     ----------
    Total distributions                            0.08             --           1.69           0.36           0.14           1.87
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period               $    13.10     $    12.63     $    12.48     $    17.38     $    16.18     $    14.24
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                               4.38%          1.20%        (20.03%)         9.40%         14.66%         17.89%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period
      (000 omitted)                          $    9,726     $   10,017     $   10,905     $   18,546     $   10,038     $    9,457
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   2.39%          2.39%          2.50%          2.49%          2.51%          2.50%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                  (0.26%)         0.38%         (0.62%)        (1.35%)        (1.12%)        (0.75%)
----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and
      reimbursements                               3.25%          3.20%          2.82%          2.69%          2.83%          2.91%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                  (1.12%)        (0.43%)        (0.94%)        (1.55%)        (1.44%)        (1.16%)
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                         352%         1,021%           564%           161%           149%           183%
----------------------------------------------------------------------------------------------------------------------------------

 ^^ Formerly Chase Vista European Fund.
  ^ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                        EUROPEAN FUND^^
-------------------------------------------------------------------------------------------------------------------
                                                                           CLASS C
-------------------------------------------------------------------------------------------------------------------
                                              11/1/02                      YEAR ENDED                     11/1/98**
                                              THROUGH       ----------------------------------------       THROUGH
PER SHARE OPERATING PERFORMANCE:              4/30/03        10/31/02       10/31/01       10/31/00       10/31/99
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    12.62     $    12.47     $    17.37     $    16.19     $    14.24
-------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                  (0.01)^         0.05^         (0.08)^        (0.26)^        (0.08)^
    Net gains or losses on securities
      (both realized and unrealized)               0.55           0.10          (3.13)          1.80           2.17
                                             ----------     ----------     ----------     ----------     ----------
    Total from investment operations               0.54           0.15          (3.21)          1.54           2.09
                                             ----------     ----------     ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income           0.08             --             --             --           0.03
    Distributions from capital gains                 --             --           1.69           0.36           0.11
                                             ----------     ----------     ----------     ----------     ----------
    Total distributions                            0.08             --           1.69           0.36           0.14
                                             ----------     ----------     ----------     ----------     ----------
Net asset value, end of period               $    13.08     $    12.62     $    12.47     $    17.37     $    16.19
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                               4.33%          1.20%        (20.04%)         9.27%         14.73%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
    Net assets, end of period
     (000 omitted)                           $    2,663     $    2,512     $    2,922     $    4,229     $    1,460
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------
    Net expenses                                   2.39%          2.39%          2.50%          2.49%          2.51%
-------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                  (0.18%)         0.36%         (0.55%)        (1.33%)        (0.61%)
-------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and
      reimbursements                               3.25%          3.20%          2.82%          2.67%          2.83%
-------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                  (1.04%)        (0.45%)        (0.87%)        (1.51%)        (0.93%)
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                         352%         1,021%           564%           161%           149%
-------------------------------------------------------------------------------------------------------------------

                                                                        EUROPEAN FUND^^
-------------------------------------------------------------------------------------------------------------------------------
                                                          INSTITUTIONAL                                  SELECT
                                             --------------------------------------     ---------------------------------------
                                              11/1/02         YEAR        9/10/01**      11/1/02         YEAR        9/10/01**
                                              THROUGH        ENDED        THROUGH        THROUGH         ENDED       THROUGH
PER SHARE OPERATING PERFORMANCE:              4/30/03       10/31/02      10/31/01       4/30/03        10/31/02     10/31/01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    13.33    $    12.99    $    13.14     $    13.26     $    12.97    $    13.14
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                   0.08^         0.24^        (0.05)^         0.04^          0.14^           --^
                                             ----------    ----------    ----------     ----------     ----------    ----------
    Net gains or losses on securities
      (both realized and unrealized)               0.58          0.10         (0.10)          0.58           0.15         (0.17)
                                             ----------    ----------    ----------     ----------     ----------    ----------
    Total from investment operations               0.66          0.34         (0.15)          0.62           0.29         (0.17)
  Less distributions:
    Dividends from net investment income           0.10            --            --           0.09             --            --
    Distributions from capital gains                 --            --            --             --             --            --
                                             ----------    ----------    ----------     ----------     ----------    ----------
    Total distributions                            0.10            --            --           0.09             --            --
                                             ----------    ----------    ----------     ----------     ----------    ----------
Net asset value, end of period               $    13.89    $    13.33    $    12.99     $    13.79     $    13.26    $    12.97
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                               5.03%         2.62%        (1.14%)         4.75%          2.24%        (1.29%)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period
     (000 omitted)                           $    8,002    $    6,305    $    4,740     $    8,962     $    8,461    $    6,063
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   1.00%         1.00%         1.00%          1.50%          1.50%         1.50%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   1.23%         1.81%        (2.60%)         0.64%          1.06%        (0.06%)
-------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and
      reimbursements                               2.16%         2.25%         3.34%!         2.33%          2.43%         3.74%!
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                   0.07%         0.56%        (4.94%)!       (0.19%)         0.13%        (2.30%)!
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                         352%        1,021%          564%           352%         1,021%          564%
-------------------------------------------------------------------------------------------------------------------------------

 ^^ Formerly Chase Vista European Fund.
 ** Commencement of offering of class of shares.
  ^ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                       See notes to financial statements.

                                                                                  JAPAN FUND^^
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A
                                             ------------------------------------------------------------------------------------
                                              11/1/02                                     YEAR ENDED
                                              THROUGH       --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:              4/30/03        10/31/02       10/31/01       10/31/00       10/31/99     10/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     4.43     $     5.29     $     8.12     $     9.84     $     6.41    $     9.52
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                  (0.01)^        (0.06)         (0.08)^        (0.15)^        (0.07)^        0.27
    Net gains or losses on securities
      (both realized and unrealized)              (0.27)         (0.80)         (2.75)         (1.57)          3.50         (2.91)
                                             ----------     ----------     ----------     ----------     ----------    ----------
    Total from investment operations              (0.28)         (0.86)         (2.83)         (1.72)          3.43         (2.64)
                                             ----------     ----------     ----------     ----------     ----------    ----------
  Less distributions:
    Dividends from net investment income             --             --             --             --             --          0.26
    Tax return of capital                            --             --             --             --             --          0.21
                                             ----------     ----------     ----------     ----------     ----------    ----------
    Total distributions                              --             --             --             --             --          0.47
                                             ----------     ----------     ----------     ----------     ----------    ----------
Net asset value, end of period               $     4.15     $     4.43     $     5.29     $     8.12     $     9.84    $     6.41
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                              (6.32%)       (16.26%)       (34.85%)       (17.48%)        53.51%       (28.98%)
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)  $    1,447     $      734     $      751     $    2,448     $    4,260    $    1,770
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   1.75%          1.75%          1.75%          1.77%          1.74%         1.76%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                  (0.65%)        (1.26%)        (1.22%)        (1.54%)        (0.88%)       (0.56%)
---------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers,
      reimbursements and earnings credits         23.71%!        22.18%!         9.28%!         5.49%!         5.44%!        3.79%!
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and
      earnings credits                           (22.61%)!      (21.69%)!       (8.75%)!       (5.26%)!       (4.58%)!      (2.59%)!
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                         198%           409%           196%           123%           133%          212%
---------------------------------------------------------------------------------------------------------------------------------

                                                                                  JAPAN FUND^^
                                             ------------------------------------------------------------------------------------
                                                                                    CLASS B
                                             ------------------------------------------------------------------------------------
                                              11/1/02                                     YEAR ENDED
                                              THROUGH       --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:              4/30/03        10/31/02       10/31/01       10/31/00       10/31/99      10/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     4.25     $     5.13     $     7.93     $     9.65     $     6.32   $      9.42
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                  (0.04)^        (0.12)         (0.13)^        (0.22)^        (0.13)^        0.23
    Net gains or losses on securities
      (both realized and unrealized)              (0.24)         (0.76)         (2.67)         (1.50)          3.46         (2.90)
                                             ----------     ----------     ----------     ----------     ----------    ----------
    Total from investment operations              (0.28)         (0.88)         (2.80)         (1.72)          3.33         (2.67)
                                             ----------     ----------     ----------     ----------     ----------    ----------
  Less distributions:
    Dividends from net investment income             --             --             --             --             --          0.22
    Tax return of capital                            --             --             --             --             --          0.21
                                             ----------     ----------     ----------     ----------     ----------    ----------
    Total distributions                              --             --             --             --             --          0.43
                                             ----------     ----------     ----------     ----------     ----------    ----------
Net asset value, end of period               $     3.97     $     4.25     $     5.13     $     7.93     $     9.65    $     6.32
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                              (6.59%)       (17.15%)       (35.31%)       (17.82%)        52.69%       (29.53%)
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted   $       94     $      109     $      135     $      322     $    1,089    $      391
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   2.50%          2.50%          2.47%          2.52%          2.49%         2.51%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                  (1.80%)        (2.25%)        (1.92%)        (2.29%)        (1.67%)       (0.97%)
---------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers,
      reimbursements and earnings credits         24.06%!        22.96%!        11.24%!         6.14%!         6.19%!        4.52%!
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and
      earnings credits                           (23.36%)!      (22.71%)!      (10.69%)!       (5.91%)!       (5.37%)!      (2.98%)!
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                         198%           409%           196%           123%           133%          212%
---------------------------------------------------------------------------------------------------------------------------------

 ^^ Formerly Chase Vista Japan Fund.
  ^ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                       See notes to financial statements.

                                                                           INTERNATIONAL GROWTH FUND^^
                                             -------------------------------------------------------------------------------------
                                                             CLASS A                                     CLASS B
                                             ----------------------------------------     ----------------------------------------
                                               11/1/02         YEAR         12/29/00*      11/1/02          YEAR         12/29/00*
                                               THROUGH        ENDED          THROUGH       THROUGH         ENDED         THROUGH
PER SHARE OPERATING PERFORMANCE:               4/30/03       10/31/02       10/31/01       4/30/03        10/31/02       10/31/01
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     6.25     $     7.22     $    10.00     $     6.20     $     7.19     $    10.00
----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                   0.02          (0.01)         (0.01)          0.01          (0.04)         (0.04)
    Net gains or losses on securities
      (both realized and unrealized)               0.17          (0.96)         (2.76)          0.17          (0.95)         (2.77)
                                             ----------     ----------     ----------     ----------     ----------     ----------
    Total from investment operations               0.19          (0.97)         (2.77)          0.18          (0.99)         (2.81)
                                             ----------     ----------     ----------     ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income             --             --           0.01             --             --             --
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period               $     6.44     $     6.25     $     7.22     $     6.38     $     6.20     $     7.19
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                               3.04%        (13.43%)       (27.68%)         2.90%        (13.77%)       (28.10%)
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)  $    2,622     $    2,543     $    2,922     $      653     $      634     $      719
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   2.00%          2.00%          2.00%          2.50%          2.50%          2.50%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   0.72%         (0.12%)        (0.11%)         0.22%         (0.62%)        (0.51%)
----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and
      reimbursements                               7.41%          7.20%          5.19%          7.91%          7.69%          5.66%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                  (4.69%)        (5.32%)        (3.30%)        (5.19%)        (5.81%)        (3.67%)
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                           7%            73%            35%             7%            73%            35%
----------------------------------------------------------------------------------------------------------------------------------

 ^^ Formerly Chase Vista International Growth Fund.
  * Commencement of operations.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                          INTERNATIONAL VALUE FUND^^
                                             -----------------------------------------------------------------------------------
                                                             CLASS A                                    CLASS B
                                             ---------------------------------------    ----------------------------------------
                                              11/1/02         YEAR         9/28/01**      11/1/02        YEAR         9/28/01**
                                              THROUGH        ENDED         THROUGH        THROUGH        ENDED         THROUGH
PER SHARE OPERATING PERFORMANCE:              4/30/03       10/31/02       10/31/01       4/30/03       10/31/02       10/31/01
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     6.98    $     8.27     $     8.12    $     6.96     $     8.28     $     8.12
--------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                   0.02^         0.15^         (0.01)^        0.01^         (0.02)^        (0.01)^
    Net gains or loss on securities
      (both realized and unrealized)               0.02         (1.32)          0.16          0.01          (1.18)          0.17
                                             ----------    ----------     ----------    ----------     ----------     ----------
    Total from investment operations               0.04         (1.17)          0.15          0.02          (1.20)          0.16
                                             ----------    ----------     ----------    ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income           0.25          0.12             --          0.25           0.12             --
    Distributions from capital gains                 --            --             --            --             --             --
                                             ----------    ----------     ----------    ----------     ----------     ----------
    Total distributions                            0.25          0.12             --          0.25           0.12             --
                                             ----------    ----------     ----------    ----------     ----------     ----------
Net asset value, end of period               $     6.77    $     6.98     $     8.27    $     6.73     $     6.96     $     8.28
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                               0.57%       (14.34%)         1.85%         0.21%        (14.72%)         1.97%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)  $      135    $      163     $       10    $      164     $      171     $       10
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   1.45%         1.45%          1.45%         1.95%          1.95%          1.95%
--------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   0.72%         1.13%         (0.89%)        0.22%         (0.16%)        (1.15%)
--------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and reimbursements   10.49%!       15.97%!        11.06%!       10.99%!        15.43%!        11.58%!
--------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers
      and reimbursements                          (8.32%)!     (13.39%)!      (10.50%)!      (8.82%)!      (13.64%)!      (10.78%)!
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a) ~                        65%          138%            85%           65%           138%            85%
--------------------------------------------------------------------------------------------------------------------------------

                                                                          INTERNATIONAL VALUE FUND^^
                                             -----------------------------------------------------------------------------------
                                                                                INSTITUTIONAL
                                             -----------------------------------------------------------------------------------
                                               11/1/02                                  YEAR ENDED
                                               THROUGH     ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:               4/30/03      10/31/02       10/31/01       10/31/00       10/31/99      10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     7.02    $     8.28     $    12.28     $    13.56    $     11.21    $    11.39
  Income from investment operations:
    Net investment income (loss)                   0.04^         0.06^          0.07^          0.05           0.19          0.32
    Net gains or loss on securities
      (both realized and unrealized)               0.01         (1.19)         (3.02)         (0.66)          2.51          0.20
                                             ----------    ----------     ----------    -----------    -----------    ----------
    Total from investment operations               0.05         (1.13)         (2.95)         (0.61)          2.70          0.52
                                             ----------    ----------     ----------    -----------    -----------    ----------
  Less distributions:
    Dividends from net investment income           0.25          0.13             --           0.16           0.35          0.35
    Distributions from capital gains                 --            --           1.05           0.51             --          0.35
                                             ----------    ----------     ----------    -----------    -----------    ----------
    Total distributions                            0.25          0.13           1.05           0.67           0.35          0.70
                                             ----------    ----------     ----------    -----------    -----------    ----------
Net asset value, end of period               $     6.82    $     7.02     $     8.28     $    12.28     $    13.56    $    11.21
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                               0.78%       (13.89%)       (26.06%)        (5.16%)        24.70%         4.95%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)  $   22,258    $   28,644     $  142,590     $  432,785     $  471,195    $  366,991
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   0.95%         0.95%          0.92%          0.95%          0.95%         0.97%
--------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   1.12%         0.91%          0.70%          0.50%          0.81%         0.92%
--------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and
      reimbursements                               1.56%         1.16%          0.93%          0.95%          0.95%         0.97%
--------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                   0.51%         0.70%          0.69%          0.50%          0.81%         0.92%
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a) ~                        65%          138%            85%            80%            70%           74%
--------------------------------------------------------------------------------------------------------------------------------

 ^^ Formerly JPMorgan International Equity Fund.
 ** Commencement of offering of class of shares.
  ^ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  ~ Prior to September 10, 2001, IVF invested all of its investable assets in The International Equity Portfolio ("IEP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IEP.

                       See notes to financial statements.

                                                                          INTERNATIONAL VALUE FUND^^
                                             -------------------------------------------------------------------------------------
                                                                                   SELECT@
                                             -------------------------------------------------------------------------------------
                                              11/1/02                                     YEAR ENDED
                                              THROUGH       ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:              4/30/03        10/31/02       10/31/01       10/31/00       10/31/99       10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     7.01     $     8.28     $    16.08     $    18.70     $    15.91     $    16.53
----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                   0.02^          0.07^          0.02^          0.27           0.24           0.51
    Net gains or losses on securities
      (both realized and unrealized)               0.02          (1.22)         (3.39)         (1.07)          3.47           0.21
                                             ----------     ----------     ----------     ----------     ----------     ----------
    Total from investment operations               0.04          (1.15)         (3.37)         (0.80)          3.71           0.72
                                             ----------     ----------     ----------     ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income           0.25           0.12           1.14           0.24           0.47           0.63
    Distributions from capital gains                 --             --           3.29           1.58           0.45           0.71
                                             ----------     ----------     ----------     ----------     ----------     ----------
    Total distributions                            0.25           0.12           4.43           1.82           0.92           1.34
                                             ----------     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period               $     6.80     $     7.01     $     8.28     $    16.08     $    18.70     $    15.91
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                   0.57%        (14.09%)       (26.66%)        (5.49%)        24.41%          4.87%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)  $   14,792     $   16,905     $   21,307     $   55,445     $   64,860     $   76,472
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   1.38%          1.29%          1.40%          1.30%          1.21%          1.17%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   0.69%          0.85%          0.20%          0.15%          0.55%          0.73%
----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and
      reimbursements                               1.85%          1.49%          1.40%          1.30%          1.21%          1.17%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                   0.22%          0.65%          0.20%          0.15%          0.55%          0.73%
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a) ~                        65%           138%            85%            80%            70%            74%
----------------------------------------------------------------------------------------------------------------------------------

 ^^ Formerly JPMorgan International Equity Fund.
  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization. Prior periods have been restated to reflect the split.
  ^ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ Prior to September 10, 2001, IVF invested all of its investable assets in The International Equity Portfolio ("IEP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IEP.

                       See notes to financial statements.

                                                                           INTERNATIONAL OPPORTUNITIES FUND^^
                                             ------------------------------------------------------------------------------------
                                                             CLASS A                                      CLASS B
                                             ---------------------------------------     ----------------------------------------
                                              11/1/02         YEAR         9/10/01**       11/1/02         YEAR         9/10/01**
                                              THROUGH         ENDED         THROUGH        THROUGH        ENDED         THROUGH
PER SHARE OPERATING PERFORMANCE:              4/30/03        10/31/02       10/31/01       4/30/03       10/31/02       10/31/01
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     7.49     $     8.63     $     9.18     $     7.46     $     8.63     $    9.18
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                   0.02           0.02          (0.01)^        (0.02)         (0.04)        (0.01)^
    Net gains or losses on securities
      (both realized and unrealized)              (0.13)         (1.09)         (0.54)         (0.10)         (1.08)        (0.54)
                                             ----------     ----------     ----------     ----------     ----------     ---------
    Total from investment operations              (0.11)         (1.07)         (0.55)         (0.12)         (1.12)        (0.55)
                                             ----------     ----------     ----------     ----------     ----------     ---------
  Less distributions:
    Dividends from net investment income           0.07           0.07             --           0.07           0.05            --
    Distributions from capital gains                 --             --             --             --             --            --
                                             ----------     ----------     ----------    -----------     ----------     ---------
    Total distributions                            0.07           0.07             --           0.07           0.05            --
                                             ----------     ----------     ----------    -----------     ----------     ---------
Net asset value, end of period               $     7.31     $     7.49     $     8.63     $     7.27     $     7.46     $    8.63
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                              (1.43%)       (12.55%)        (5.99%)        (1.63%)       (13.05%)       (5.99%)
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000
      omitted)                               $   11,871     $   12,057     $   21,237     $    1,159     $    1,365     $   2,950
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   1.90%          1.90%          1.90%          2.40%          2.40%         2.40%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   0.46%          0.20%         (0.48%)         0.04%         (0.30%)       (0.95%)
---------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and
      reimbursements                               2.30%          1.98%          1.90%          2.80%          2.49%         2.40%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                   0.06%          0.12%         (0.48%)        (0.36%)        (0.39%)       (0.95%)
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a) ~                        33%           121%           110%            33%           121%          110%
---------------------------------------------------------------------------------------------------------------------------------

                                                INTERNATIONAL OPPORTUNITIES FUND^^
                                             ----------------------------------------
                                                           INSTITUTIONAL
                                             ----------------------------------------
                                              11/1/02          YEAR         12/1/00
                                              THROUGH          ENDED        THROUGH
PER SHARE OPERATING PERFORMANCE:              4/30/03        10/31/02      10/31/01***
-------------------------------------------------------------------------------------
Net asset value, beginning of period         $     7.55     $     8.64     $    11.39
-------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                   0.07           0.09          0.12^
    Net gains or losses on securities
      (both realized and unrealized)              (0.14)         (1.08)        (2.60)
                                             ----------     ----------     ----------
    Total from investment operations              (0.07)         (0.99)        (2.48)
                                             ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income           0.08           0.10           0.11
    Distributions from capital gains                 --             --           0.16
                                             ----------     ----------     ----------
    Total distributions                            0.08           0.10           0.27
                                             ----------     ----------     ----------
Net asset value, end of period               $     7.40     $     7.55     $     8.64
-------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                              (0.89%)       (11.67%)       (22.24%)
=====================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
    Net assets, end of period (000
      omitted)                               $  160,762     $  209,286     $  231,048
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------
    Net expenses                                   0.92%          0.92%          0.94%
-------------------------------------------------------------------------------------
    Net investment income (loss)                   1.51%          1.21%          1.25%
-------------------------------------------------------------------------------------
    Expenses without waivers and
      reimbursements                               1.07%          0.98%          0.95%
-------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                   1.36%          1.15%          1.24%
-------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a) ~                        33%           121%           110%
-------------------------------------------------------------------------------------

                                                        INTERNATIONAL OPPORTUNITIES FUND^^
                                             ------------------------------------------------------
                                                                   INSTITUTIONAL
                                             ------------------------------------------------------
                                                             YEAR ENDED                   2/26/97*
                                             ---------------------------------------      THROUGH
PER SHARE OPERATING PERFORMANCE:              11/30/00       11/30/99      11/30/98       11/30/97
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    12.92     $    10.11    $     9.94     $    10.00
---------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                   0.08           0.25          0.22           0.07
    Net gains or losses on securities
      (both realized and unrealized)              (1.42)          2.88          0.05          (0.13)
                                             ----------     ----------    ----------     ----------
    Total from investment operations              (1.34)          3.13          0.27          (0.06)
                                             ----------     ----------    ----------     ----------
  Less distributions:
    Dividends from net investment income           0.19           0.32          0.10             --
    Distributions from capital gains                 --             --            --             --
                                             ----------     ----------    ----------     ----------
    Total distributions                            0.19           0.32          0.10             --
                                             ----------     ----------    ----------     ----------
Net asset value, end of period               $    11.39     $    12.92    $    10.11     $     9.94
---------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                             (10.55%)        31.87%         2.69%          0.60%
===================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
    Net assets, end of period (000
      omitted)                               $  461,016     $  370,268    $  323,918     $  211,229
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------
    Net expenses                                   0.91%          0.94%         0.99%          0.99%
---------------------------------------------------------------------------------------------------
    Net investment income (loss)                   0.84%          0.76%         1.13%          1.35%
---------------------------------------------------------------------------------------------------
    Expenses without waivers and
      reimbursements                               0.91%          0.95%         1.02%          1.17%
---------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                   0.84%          0.75%         1.10%          1.17%
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a) ~                        86%            80%          143%            72%
---------------------------------------------------------------------------------------------------

  ^^  Formerly J.P.Morgan Institutional International Opportunities Fund.
  **  Commencement of offering of class of shares.
 ***  The Fund changed its fiscal year end from November 30 to October 31.
   *  Commencement of operations.
   ^  Calculated based upon average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 (a)  Not annualized for periods less than one year.
   #  Short periods have been annualized.
   ~ Prior to September 10, 2001, IOF invested all of its investable assets in the International Opportunities Portfolio ("IOP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IOP.

                       See notes to financial statements.

                                                INTERNATIONAL OPPORTUNITIES FUND^^
                                             ----------------------------------------
                                                             SELECT@
                                             ----------------------------------------
                                              11/1/02         YEAR          12/1/00
                                              THROUGH         ENDED         THROUGH
PER SHARE OPERATING PERFORMANCE:              4/30/03        10/31/02      10/31/01***
-------------------------------------------------------------------------------------
Net asset value, beginning of period         $     7.53     $     8.64     $    11.81
-------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                   0.04           0.08          0.08^
    Net gains or losses on securities
      (both realized and unrealized)              (0.11)         (1.10)         (2.65)
                                             ----------     ----------     ----------
    Total from investment operations              (0.07)         (1.02)         (2.57)
                                             ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income           0.08           0.09           0.32
    Distributions from capital gains                 --             --           0.28
                                             ----------     ----------     ----------
    Total distributions                            0.08           0.09           0.60
                                             ----------     ----------     ----------
Net asset value, end of period               $     7.38     $     7.53     $     8.64
-------------------------------------------------------------------------------------
TOTAL RETURN (a)                                  (0.93%)       (11.98%)       (22.66%)
=====================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)  $   24,069     $   33,428     $   37,271
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------
    Net expenses                                   1.20%          1.20%          1.27%
-------------------------------------------------------------------------------------
    Net investment income (loss)                   1.16%          0.89%          0.85%
-------------------------------------------------------------------------------------
    Expenses without waivers and
      reimbursements                               1.34%          1.22%          1.27%
-------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                   1.02%          0.87%          0.85%
-------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a) ~                        33%           121%           110%
-------------------------------------------------------------------------------------

                                                            INTERNATIONAL OPPORTUNITIES FUND^^
                                             -------------------------------------------------------
                                                                     SELECT@
                                             -------------------------------------------------------
                                                            YEAR ENDED                     2/26/97*
                                             ---------------------------------------       THROUGH
                                              11/30/00       11/30/99       11/30/98      11/30/97
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    13.41     $    10.45     $    10.32     $    10.41
----------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                   0.14           0.22           0.24           0.06
    Net gains or losses on securities
      (both realized and unrealized)              (1.58)          3.05          (0.01)         (0.15)
                                             ----------     ----------     ----------     ----------
    Total from investment operations              (1.44)          3.27           0.23          (0.09)
                                             ----------     ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income           0.16           0.31           0.10             --
    Distributions from capital gains                 --             --             --             --
                                             ----------     ----------     ----------     ----------
    Total distributions                            0.16           0.31           0.10             --
                                             ----------     ----------     ----------     ----------
Net asset value, end of period               $    11.81     $    13.41     $    10.45     $    10.32
----------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                 (10.87%)        32.13%          2.30%         (0.80%)
====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)  $   79,408     $   67,543     $   55,050     $   62,939
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------
    Net expenses                                   1.21%          1.18%          1.20%          1.20%
----------------------------------------------------------------------------------------------------
    Net investment income (loss)                   0.55%          0.47%          0.96%          1.08%
----------------------------------------------------------------------------------------------------
    Expenses without waivers and
      reimbursements                               1.21%          1.24%          1.24%          1.51%
----------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                   0.55%          0.41%          0.92%          0.77%
----------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a) ~                        86%            80%           143%            72%
----------------------------------------------------------------------------------------------------

  ^^  Formerly J.P. Morgan International Opportunities Fund.
   @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization. Prior periods have been restated to reflect the split.
 ***  The Fund changed its fiscal year end from November 30 to October 31.
   *  Commencement of operations.
   ^  Calculated based upon average shares outstanding.
 (a)  Not annualized for periods less than one year.
   #  Short periods have been annualized.
   ~ Prior to September 10, 2001, IOF invested all of its investable assets in the International Opportunities Portfolio ("IOP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IOP.

                       See notes to financial statements.

JPMORGAN FUNDS

Financial Highlights (unaudited)

                                                   EMERGING MARKETS EQUITY FUND^^
                                             ---------------------------------------
                                                             CLASS A
                                             ---------------------------------------
                                              11/1/02         YEAR         9/28/01**
                                              THROUGH         ENDED         THROUGH
PER SHARE OPERATING PERFORMANCE:              4/30/03        10/31/02       10/31/01
------------------------------------------------------------------------------------
Net asset value, beginning of period         $     5.21    $     5.14     $     4.88
------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                   0.03^        (0.06)^        (0.01)^
    Net gains or losses on securities
      (both realized and unrealized)               0.18          0.17           0.27
                                             ----------    -----------    ----------
    Total from investment operations               0.21          0.11           0.26
                                             ----------    -----------    ----------
  Less distributions:
    Dividends from net investment income           0.03          0.04             --
    Distributions from capital gains                 --            --             --
                                             ----------    ----------     ----------
    Total distributions                            0.03          0.04             --
                                             ----------    ----------     ----------
Net asset value, end of period               $     5.39    $     5.21     $     5.14
------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                               4.09%         2.14%          5.33%
====================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)  $       62    $       46     $       11
------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------
    Net expenses                                   2.00%         2.00%          2.00%
------------------------------------------------------------------------------------
    Net investment income (loss)                   1.05%        (0.47%)        (1.53%)
------------------------------------------------------------------------------------
    Expenses without waivers and
     reimbursements                               29.84%!       37.57%!        12.12%!
------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                 (26.79%)!     (36.04%)!      (11.65%)!
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a) ~                        44%           69%            76%
------------------------------------------------------------------------------------

                                                  EMERGING MARKETS EQUITY FUND^^
                                             ---------------------------------------
                                                              CLASS B
                                             ---------------------------------------
                                               11/1/02         YEAR        9/28/01**
                                               THROUGH        ENDED         THROUGH
PER SHARE OPERATING PERFORMANCE:               4/30/03       10/31/02       10/31/01
-------------------------------------------------------------------------------------
Net asset value, beginning of period         $     5.20    $     5.13     $     4.88
------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                  0.01^       (0.03)^        (0.01)^
    Net gains or losses on securities
      (both realized and unrealized)               0.19          0.14           0.26
                                             ----------    ----------     ----------
    Total from investment operations               0.20          0.11           0.25
                                             ----------    ----------     ----------
  Less distributions:
    Dividends from net investment income           0.03          0.04             --
    Distributions from capital gains                 --            --             --
                                             ----------    ----------     ----------
    Total distributions                            0.03          0.04             --
                                             ----------    ----------     ----------
Net asset value, end of period               $     5.37    $     5.20     $     5.13
------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                               3.79%         2.04%          5.12%
====================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)  $       39    $       41     $       11
------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------
    Net expenses                                   2.50%         2.50%          2.50%
------------------------------------------------------------------------------------
    Net investment income (loss)                   0.40%        (0.34%)        (2.00%)
------------------------------------------------------------------------------------
    Expenses without waivers and
      reimbursents                                30.41%!       36.79%!        12.62%!
------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                 (27.51%)!     (34.63%)!      (12.12%)!
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a) ~                        44%           69%            76%
------------------------------------------------------------------------------------

                                                                         EMERGING MARKETS EQUITY FUND^^
                                             ----------------------------------------------------------------------------------
                                                                               INSTITUTIONAL
                                             ----------------------------------------------------------------------------------
                                              11/1/02                                   YEAR ENDED
                                              THROUGH       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:              4/30/03        10/31/02     10/31/01       10/31/00       10/31/99      10/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $     5.25    $     5.14    $     6.68     $     7.22     $     5.91    $     9.86
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                   0.04^         0.04^         0.07^          0.02           0.14          0.14!!
    Net gains or losses on securities
      (both realized and unrealized)               0.19          0.12         (1.60)         (0.50)          1.68         (3.44)!!
                                             ----------    ----------    ----------     ----------     ----------    ----------
    Total from investment operations               0.23          0.16         (1.53)         (0.48)          1.82         (3.30)
                                             ----------    ----------    ----------     ----------     ----------    ----------
  Less distributions:
    Dividends from net investment income           0.04          0.05          0.01           0.06           0.51          0.13
    Distributions from capital gains                 --            --            --             --             --          0.52
                                             ----------    ----------    ----------     ----------     ----------    ----------
    Total distributions                            0.04          0.05          0.01           0.06           0.51          0.65
                                             ----------    ----------    ----------     ----------     ----------    ----------
Net asset value, end of period               $     5.44    $     5.25    $     5.14     $     6.68     $     7.22    $     5.91
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                               4.27%         3.04%       (22.98%)        (6.88%)        33.76%       (35.50%)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)  $   44,205    $   47,503    $   67,335     $  110,711     $  131,046    $  120,402
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   1.45%         1.45%         1.45%          1.45%          1.42%         1.46%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   1.47%         0.83%         1.07%          0.46%          0.99%         1.43%
-------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers
      and reimbursents                             1.97%         1.77%         1.64%          1.55%          1.52%         1.54%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers and reimbursements                   0.95%         0.51%         0.88%          0.36%          0.89%         1.35%
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a) ~                        44%           69%           76%            65%            87%           44%
-------------------------------------------------------------------------------------------------------------------------------

  ^^  Formerly J.P. Morgan Institutional Emerging Markets Equity Fund.
  **  Commencement of offering of class of shares.
   ^  Calculated based upon average shares outstanding.
  !!  Based on amounts prior to Statement of Position 93-2 adjustments.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 (a)  Not annualized for periods less than one year.
   #  Short periods have been annualized.
   ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
   ~ Prior to September 10, 2001, EMF invested all of its investable assets in the Emerging Markets Equity Portfolio ("EMP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of EMP.

                       See notes to financial statements.

                                                                         EMERGING MARKETS EQUITY FUND^^
                                             -----------------------------------------------------------------------------
                                                                                              SELECT@
                                             -----------------------------------------------------------------------------
                                                    11/1/02
                                                    THROUGH                             YEAR ENDED
PER SHARE OPERATING PERFORMANCE:                    4/30/03     10/31/02    10/31/01     10/31/00    10/31/99    10/31/98
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $     5.23  $     5.13  $      6.73  $     7.28  $     5.88  $     9.20
--------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                         0.03^       0.03^        0.05^       0.02        0.08        0.11!!
    Net gains or losses on securities (both
      realized and unrealized)                           0.18a       0.12        (1.61)      (0.53)       1.72       (3.35)!!
                                                   ----------  ----------  -----------  ----------  ----------  ----------
    Total from investment operations                     0.21        0.15        (1.56)      (0.51)       1.80       (3.24)
                                                   ----------  ----------  -----------  ----------  ----------  ----------
  Less distributions:
      Dividends from net investment income               0.03        0.05         0.04        0.04        0.40        0.08
                                                   ----------  ----------  -----------  ----------  ----------  ----------
    Net asset value, end of period                 $     5.41  $     5.23  $      5.13  $     6.73  $     7.28  $     5.88
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                         4.06%       2.75%      (23.23%)     (7.12%)     33.00%     (35.54%)
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)        $   16,831  $   18,660  $    22,253  $   34,204  $   35,786  $   23,387
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------
      Net expenses                                       1.75%       1.75%        1.75%       1.75%       1.75%       1.76%
--------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                       1.15%       0.56%        0.78%       0.15%       0.73%       1.24%
--------------------------------------------------------------------------------------------------------------------------
      Expenses without waivers and reimbursements        2.28%       2.04%        2.11%       1.96%       1.87%       1.82%
--------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) without waivers
        and reimbursements                               0.62%       0.27%        0.42%      (0.06%)      0.61%       1.18%
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)~                               44%         69%          76%         65%         87%         44%
--------------------------------------------------------------------------------------------------------------------------

  ^^  Formerly J.P. Morgan Emerging Markets Equity Fund.
   @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization. Prior periods have been restated to reflect the split.
   ^  Calculated based upon average shares outstanding.
  !!  Based on amounts prior to Statement of Position 93-2 adjustments.
 (a)  Not annualized for periods less than one year.
   #  Short periods have been annualized.
    ~ Prior to September 10, 2001, EMF invested all of its investable assets in the Emerging Markets Equity Portfolio ("EMP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of EMP.

                       See notes to financial statements.

                                                                                 ASIA EQUITY FUND^^
                                                   -------------------------------------------------------------------------------
                                                             CLASS A                     CLASS B                   INSTITUTIONAL
                                                   --------------------------   -------------------------  -----------------------
                                                     11/1/02         11/1/01*      11/1/02      11/1/01*     11/1/02      6/28/02**
                                                     THROUGH         THROUGH       THROUGH      THROUGH      THROUGH       THROUGH
PER SHARE OPERATING PERFORMANCE:                     4/30/03         10/31/02      4/30/03      10/31/02     4/30/03      10/31/02
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    13.69     $     15.00   $      13.62  $     15.00  $      13.71   $  15.86
----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                           --^(b)       (0.02)         (0.03)^      (0.10)         0.09^        --
    Net gains or losses on securities (both
      realized and unrealized)                          (1.33)          (1.29)         (1.32)       (1.28)        (1.40)     (2.15)
                                                   ----------     -----------   ------------  -----------  ------------   --------
     Total from investment operations                   (1.33)          (1.31)         (1.35)       (1.38)        (1.31)     (2.15)
                                                   ----------     -----------   ------------  -----------  ------------   --------
  Less distributions:
    Dividends from net investment income                   --              --             --           --            --         --
                                                   ----------     -----------   ------------  -----------  ------------   --------
Net asset value, end of period                     $    12.36     $     13.69   $      12.27  $     13.62  $      12.40   $  13.71
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                                    (9.72%)         (8.73%)        (9.91%)      (9.20%)       (9.56%)   (13.56%)
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (000 omitted)        $       12     $     2,282   $         10  $       454  $      6,408   $  6,463
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                         1.75%           1.75%          2.25%        2.25%         1.35%      1.35%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                         0.04%          (0.12%)        (0.43%)      (0.62%)        1.35%      0.08%
----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers and reimbursements          4.02%!          5.16%!         4.96%!       5.91%!        2.50%      2.53%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers
      and reimbursements                                (2.23%)!        (3.53%)!       (3.14%)!     (4.28%)!       0.20%     (1.10%)
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                                64%            106%            64%         106%           64%       106%
----------------------------------------------------------------------------------------------------------------------------------

                                                       ASIA EQUITY FUND^^
                                                   ---------------------------
                                                              SELECT
                                                   ---------------------------
                                                     11/1/02        6/28/02**
                                                     THROUGH         THROUGH
PER SHARE OPERATING PERFORMANCE:                     4/30/03        10/31/02
------------------------------------------------------------------------------
Net asset value, beginning of period               $    13.71     $      15.86
------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                         0.08^              --
    Net gains or losses on securities (both
      realized and unrealized)                          (1.40)           (2.15)
                                                   ----------     ------------
    Total from investment operations                    (1.32)           (2.15)
                                                   ----------     ------------
  Less distributions:
    Dividends from net investment income                   --               --
Net asset value, end of period                     $    12.39     $      13.71
------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                                    (9.63%)         (13.56%)
==============================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------
     Net assets, end of period (000 omitted)       $   17,084     $     14,043
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------
     Net expenses                                        1.50%            1.50%
------------------------------------------------------------------------------
     Net investment income (loss)                        1.20%           (0.03%)
------------------------------------------------------------------------------
     Expenses without waivers and reimbursements         2.55%            2.58%
------------------------------------------------------------------------------
     Net investment income (loss) without waivers
       and reimbursements                                0.15%           (1.11%)
------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                                64%             106%
------------------------------------------------------------------------------

^^  Formerly JPMorgan Fleming Pacific Region Fund.
 *  Commencement of operations.
**  Commencement of offering of class of shares.
 ^  Calculated based upon average shares outstanding.
(b) Amount is less than $0.01.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
#   Short periods have been annualized.
! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                       See notes to financial statements.

JPMORGAN FUNDS

                                                                     INTERNATIONAL EQUITY FUND^^
                                             ----------------------------------------------------------------------
                                                      CLASS A                     CLASS B                  CLASS C
                                             -------------------------   -------------------------       ----------
                                              11/1/02        2/28/02**     11/1/02         2/28/02**      1/31/03**
                                              THROUGH        THROUGH       THROUGH         THROUGH        THROUGH
PER SHARE OPERATING PERFORMANCE:              4/30/03        10/31/02      4/30/03         10/31/02       4/30/03
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    19.42     $    21.81     $    19.39     $    21.81     $    18.43
-------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                   0.16^          0.04^          0.06^          0.03^          0.06^
    Net gains or losses on securities
      (both realized and unrealized)              (0.06)         (2.37)         (0.01)         (2.43)          0.89
                                             ----------     ----------     ----------     ----------     ----------
    Total from investment operations               0.10          (2.33)          0.05          (2.40)          0.95
                                             ----------     ----------     ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income           0.07           0.06           0.07           0.02           0.01
                                             ----------     ----------     ----------     ----------     ----------
    Distributions from capital gains                 --             --             --             --             --
                                             ----------     ----------     ----------     ----------     ----------
    Total distributions                            0.07           0.06           0.07           0.02           0.01
Net asset value, end of period               $    19.45     $    19.42     $    19.37     $    19.39     $    19.37
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                               0.51%        (10.70%)         0.27%        (11.00%)         5.14%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
    Net assets, end of period
      (000 omitted)                          $    5,771     $       91     $       83     $       22     $       21
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses                                   1.50%          1.50%          2.00%          2.00%          2.00%
-------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   2.50%          0.50%          0.79%          0.27%          1.51%
-------------------------------------------------------------------------------------------------------------------
Expenses without waivers,
      reimbursements and earnings credits         14.88%!        55.25%!        15.87%!        74.45%!        12.31%!
-------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and
      earnings credits                           (10.88%)!      (53.25%)!      (13.08%)!      (72.18%)!       (8.80%)!
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                           6%            20%             6%            20%             6%
-------------------------------------------------------------------------------------------------------------------

                                                                          INTERNATIONAL EQUITY FUND^^
                                             ----------------------------------------------------------------------------------
                                                                               SELECT CLASS @
                                             ----------------------------------------------------------------------------------
                                              11/1/02                                   YEAR ENDED
                                              THROUGH    ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:              4/30/03       10/31/02     10/31/01       10/31/00       10/31/99      10/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    19.45  $    21.20     $    32.00     $    33.33     $    27.79     $    29.45
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                   0.11^       0.21^          0.39           0.15           0.33           0.41
    Net gains or losses on securities
      (both realized and unrealized)               0.02       (1.84)         (6.35)          1.05           5.94           0.90
                                             ----------  ----------     ----------     ----------     ----------     ----------
    Total from investment operations               0.13       (1.63)         (5.96)          1.20           6.27           1.31
                                             ----------  ----------     ----------     ----------     ----------     ----------
  Less distributions:
    Dividends from net investment income           0.13        0.12           0.18           0.13           0.73           1.24
    Distributions from capital gains                 --          --           4.66           2.40             --           1.73
                                             ----------  ----------     ----------     ----------     ----------     ----------
    Total distributions                            0.13        0.12           4.84           2.53           0.73           2.97
                                             ----------  ----------     ----------     ----------     ----------     ----------
Net asset value, end of period               $    19.45  $    19.45     $    21.20     $    32.00     $    33.33     $    27.79
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1) (a)                               0.68%      (7.74%)       (21.62%)         2.71%         22.83%          4.80%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period
      (000 omitted)                          $  461,463  $  247,426     $  181,296     $  226,248     $  223,339     $  220,937
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                   1.10%       1.03%          1.00%          0.66%          0.06%          0.05%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   1.35%       1.03%          0.87%          0.38%          1.14%          1.71%
-------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers,
      reimbursements and earnings credits          1.57%       1.54%          1.54%          1.50%          1.31%          1.34%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and
      earnings credits                             0.88%       0.52%          0.33%         (0.46%)        (0.11%)         0.42%
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (a)                           6%         20%            33%           149%           141%           150%
-------------------------------------------------------------------------------------------------------------------------------

   ^^ Formerly Chase Vista Select International Equity Fund.
    @ On November 20, 1998, the Fund underwent a "6 shares for 1" split of shares. Prior periods have been restated to reflect the split.
   ** Commencement of offering of class of shares.
    ^ Calculated based upon average shares outstanding.
  (1) Total return figures do not include the effect of any front-end or deferred sales load.
  (a) Not annualized for periods less than one year.
    # Short periods have been annualized.
    ! Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

                       See notes to financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund
Fleming Asia Equity Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

SEMI-ANNUAL REPORT (UNAUDITED)

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

         (C)J.P. Morgan Chase & Co., 2003 All Rights Reserved. June 2003

                                                                   SAN-INTEQ-403

                             ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2)  If the registrant provides the disclosure required by paragraph
               (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3)  If the registrant provides the disclosure required by paragraph
               (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, FOLLOWING AN EVALUATION WITHIN 90 DAYS PRIOR TO THE FILING DATE OF THIS REPORT OF THE DISCLOSURE CONTROLS AND PROCEDURES AS DEFINED IN RULE 30a-2(c) UNDER THE ACT CONCLUDE AS FOLLOWS:

1. THE DISCLOSURE CONTROLS AND PROCEDURES REFLECT A CUMULATIVE PROCESS INVOLVING THE REGISTRANT'S SERVICE PROVIDERS;

2. THE CUMULATIVE PROCESS SEEKS TO ENSURE THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIOD SPECIFIED IN THE COMMISSION'S RULES AND FORMS AND THAT THE INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THESE REPORTS IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT INCLUDING ITS PRINCIPAL EXECUTIVE AND FINANCIAL OFFICER, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND THAT

3. THIS PROCESS IS EFFECTIVE WITH REGARDS TO ITS PURPOSE.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

THERE ARE NO SIGNIFICANT DEFICIENCIES OR MATERIAL WEAKNESSES IN THE REGISTRANT'S INTERNAL CONTROLS AS OF THE DATE OF THEIR MOST RECENT EVALUATION, AND THERE HAVE BEEN NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR MOST RECENT EVALUATION.

ITEM 10. EXHIBITS.

     File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        J.P. Morgan Mutual Fund Select Group
            --------------------------------------------------------------------

By (Signature and Title)*             /s/  David Wezdenko
                         -------------------------------------------------------
                                           David Wezdenko, Treasurer

Date  7/7/03
    ----------------------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/  David Wezdenko
                         -------------------------------------------------------
                                           David Wezdenko, Treasurer
Date  7/7/03
    ----------------------------------------------------------------------------

By (Signature and Title)*             /s/   George C.W. Gatch
                         -------------------------------------------------------
                                            George C.W. Gatch, President
Date  7/7/03
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

--------------------------------------------------------------------------------